EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	753660	xxxxxx	21249435	xxxxxx	06/10/2021	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Missing Court Order for payment of alimony. Loan Application indicates that the borrower is obligated to pay alimony, child support or separate maintenance. The option to reduce the qualifying income by the amount of the alimony obligation in lieu of including it as a monthly payment in the calculation of the DTI ratio was used, a copy of the divorce decree, separation agreement, court order, or equivalent documentation confirming the amount of the obligation must be obtained and retained in the loan file.		Reviewer Comment (2021-06-14): Divorce Decree was provided.	06/14/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753660	xxxxxx	21249478	xxxxxx	06/10/2021	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Document age per the guidelines is 60 days. Updated credit report with scores is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-11): The client elects to waive with comp factors.			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753660	xxxxxx	21249634	xxxxxx	06/10/2021	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether property taxes are included in escrow. (Final xxxxxx)	Page one of the disclosure does not indicate the property taxes are included in the Estimated Tax section. PC-CD in file along with re-opening of rescission and LOE to borrower. Provide evidence of delivery.		Reviewer Comment (2021-06-15): Client elects to waive; Comments SOL 1 year expires xxxxxx			06/15/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	753660	xxxxxx	21292702	xxxxxx	06/10/2021	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file must include one of the following as evidence the borrower is not eligible for financing through a GSE or Government loan program on Standard (Full) income documentation loans: • An AUS Findings with a “Refer” or “Approve/Ineligible” response • A completed Alternative Loan Review Form may be provided to verify GSE or Government program ineligibility.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-11): The client elects to waive with comp factors.			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753660	xxxxxx	21292843	xxxxxx	06/10/2021	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The hazard insurance was not escrowed at closing. Escrow funds/impound accounts are required to be established for all loans purchased by Verus.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-11): The client elects to waive with comp factors.			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753660	xxxxxx	21297488	xxxxxx	06/10/2021	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 Transcript (2018), W-2 Transcript (2019)	The borrower's 2019/2018 W2 Transcripts were not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-11): The client elects to waive with comp factors.			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753660	xxxxxx	21301833	xxxxxx	06/10/2021	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Signature date was altered with no initials. Rescission was re-opened and new RTC forms executed xxxxxx however missing LOE to borrower to cure.		Reviewer Comment (2021-06-17): Client elects to waive; Comments SOL 3 years exp xxxxxx			06/17/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	753660	xxxxxx	21301958	xxxxxx	06/10/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Cell Phone Consent not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-10): Client elects to waive			06/10/2021	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	782049	xxxxxx	27502412	xxxxxx	12/21/2022	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2022-12-16): Client elects to waive			12/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	782049	xxxxxx	27502413	xxxxxx	12/21/2022	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.97631% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.97631%).			Reviewer Comment (2022-12-16): Client elects to waive			12/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	782049	xxxxxx	27506767	xxxxxx	12/21/2022	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Provide evidence that the appraisal dated xxxxxx was delivered at least 3 business days prior to consummation. There is a delivery in file, however it is dated xxxxxx which is prior to the completion of the report.	Reviewer Comment (2023-01-18): Client elects to waive

Reviewer Comment (2023-01-12): Evidence will need to be provided from xxxxxx compliance department that the company is open for business on Saturday in order to count that day in the timing requirements.

Reviewer Comment (2023-01-11): The delivery provided is dated xxxxxx . Loan closed xxxxxx . The appraisal was not delivered within 3 business days prior to closing. If there is another appraisal with an earlier completed date, please provide that appraisal. There is a delivery in file dated xxxxxx .

Reviewer Comment (2023-01-05): The email states the xxxxxx revised report will be sent to the borrower. It does not say it was sent. Evidence will need to be provided as to when the report was sent to the borrower.

Reviewer Comment (2023-01-04): The screen shots provided are cut off on the right hand side. Cannot see date reports were sent nor who they were sent too. Further, the email addresses xxxxxx which is not a borrower on the loan.
																	01/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	782049	xxxxxx	27506768	xxxxxx	12/21/2022	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.41740% or Final Disclosure APR of 11.49900% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence that the appraisal dated xxxxxx was delivered at least 3 business days prior to consummation. There is a delivery in file, however it is dated xxxxxx which is prior to the completion of the report.	Reviewer Comment (2023-01-18): Client elects to waive. SOL 1 year expires xxxxxx .

Reviewer Comment (2023-01-18): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.41740% or Final Disclosure APR of 11.49900% is in excess of allowable threshold of APOR 6.63% + 1.5%, or 8.13000%.  Non-Compliant Higher Priced Mortgage Loan.

Reviewer Comment (2023-01-12): Evidence will need to be provided from xxxxxx compliance department that the company is open for business on Saturday in order to count that day in the timing requirements.

Reviewer Comment (2023-01-11): The delivery provided is dated xxxxxx . Loan closed xxxxxx . The appraisal was not delivered within 3 business days prior to closing. If there is another appraisal with an earlier completed date, please provide that appraisal. There is a delivery in file dated xxxxxx .

Reviewer Comment (2023-01-05): The email states the xxxxxx revised report will be sent to the borrower. It does not say it was sent. Evidence will need to be provided as to when the report was sent to the borrower.

Reviewer Comment (2023-01-04): The screen shots provided are cut off on the right hand side. Cannot see date reports were sent nor who they were sent too. Further, the email addresses xxxxxx which is not a borrower on the loan.
																	01/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	782049	xxxxxx	27506769	xxxxxx	12/21/2022	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence that the appraisal dated xxxxxx was delivered at least 3 business days prior to consummation. There is a delivery in file, however it is dated xxxxxx which is prior to the completion of the report.	Reviewer Comment (2023-01-18): Client elects to waive. SOL 1 year expires xxxxxx .

Reviewer Comment (2023-01-12): Evidence will need to be provided from xxxxxx compliance department that the company is open for business on Saturday in order to count that day in the timing requirements.

Reviewer Comment (2023-01-11): The delivery provided is dated xxxxxx . Loan closed xxxxxx . The appraisal was not delivered within 3 business days prior to closing. If there is another appraisal with an earlier completed date, please provide that appraisal. There is a delivery in file dated xxxxxx .

Reviewer Comment (2023-01-05): The email states the xxxxxx revised report will be sent to the borrower. It does not say it was sent. Evidence will need to be provided as to when the report was sent to the borrower.

Reviewer Comment (2023-01-04): The screen shots provided are cut off on the right hand side. Cannot see date reports were sent nor who they were sent too. Further, the email addresses xxxxxx which is not a borrower on the loan.
																	01/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	782049	xxxxxx	27506828	xxxxxx	12/21/2022	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence that the rental on xxxxxx is paid in full through xxxxxx . The term is from xxxxxx to xxxxxx for $2,050 per month and the debt was not added to the ratios.		Reviewer Comment (2023-01-05): Rent debt added to ratios. Updated 1003/1008 provided.	01/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727918	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727922	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Borrower not provided with list of service providers.		Reviewer Comment (2023-07-20): SitusAMC received SSPL	07/20/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28727995	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided.		Reviewer Comment (2023-07-18): SitusAMC received xxxxxx CD 3 business days prior to consummation.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728099	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,974.58 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Point fee was charged $2974.58 on the final Closing Disclosure without a sufficient cure to borrower.		Reviewer Comment (2023-07-20): SitusAMC received CD dated xxxxxx	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728101	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection fee was charged $200.00 on the final Closing Disclosure without a sufficient cure to borrower.	Reviewer Comment (2023-07-27): SitusAMC received valid COC

Reviewer Comment (2023-07-25): SitusAMC received invoice however we still require valid COC with additional information to specify why the fee was added and also as per appraisal report it was completed "as is". Please provide valid COC with sufficient information or cure is required. Cure consists of PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-07-24): SitusAMC received Changed Circumstance dated xxxxxx 22,  but it does not give sufficient information on why the fee was added as it only states appraisal reinspection fee added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-07-21): SitusAMC received CD dated xxxxxx . but, provided corresponding COC dated xxxxxx does not give sufficient information for the fee requirement. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728147	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,627.00 exceeds tolerance of $4,659.00 plus 10% or $5,124.90. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $5,627.00 exceeds tolerance of $4,659.00 plus 10% or $5,124.90. The final closing disclosure reflected an increase in fees of the discount points, originator compensation and an appraisal re-inspection fee. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-07-20): SitusAMC received SSPL and CDs	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792385	xxxxxx	28728149	xxxxxx	07/13/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-07-18): E-Consent provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28735888	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-07-18): Disclosure tracking provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28735889	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-07-18): Disclosure tracking provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792385	xxxxxx	28743047	xxxxxx	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $7,436.44 exceeds tolerance of $6,875.00. Insufficient or no cure was provided to the borrower. (7326)	The Loan Originator Compensation Fee increased from $6,875.00 on the initial Loan Estimate to $7,436.44 on the final Closing Disclosure without a sufficient cure to borrower.		Reviewer Comment (2023-07-20): SitusAMC received CD dated xxxxxx	07/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792641	xxxxxx	28758212	xxxxxx	07/19/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792641	xxxxxx	28760015	xxxxxx	07/19/2023	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792641	xxxxxx	28773662	xxxxxx	07/19/2023	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: xxxxxx		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2023-07-18): Client elects to waive			07/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792641	xxxxxx	28773663	xxxxxx	07/19/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1			Reviewer Comment (2023-07-21): A CDA was received. Reviewer Comment (2023-07-19): CDA will be ordered	07/21/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791913	xxxxxx	28807152	xxxxxx	07/27/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs, VVOE - Employment Only	1) VVOE missing for the employer xxxxxx. 2) Paystub dated xxxxxx to xxxxxx is missing from the employer xxxxxx. Per guidelines require 30 days consecutive paystubs.	Reviewer Comment (2023-09-06): Stub provided

Reviewer Comment (2023-08-25): The paystubs provided were already in file at time of review. Per the original condition and guidelines. Paystub dated xxxxxx to xxxxxx is missing from the employer xxxxxx. Per guidelines require 30 days consecutive paystubs. Last paystub is xxxxxx to xxxxxx .

Reviewer Comment (2023-08-25): No additional documents were received.  Please try resending.

Reviewer Comment (2023-08-02): VVOE provided. The WVOE provided was already in file at time of review. The guidelines state 30 consecutive days of paystubs, the most recent one dated within 120 calendar days of the note date, including year to date income and which support income used to qualify in addition to a WVOE are required. Paystub dated xxxxxx to xxxxxx is missing from the employer xxxxxx. Per guidelines require 30 days consecutive paystubs.
															09/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791913	xxxxxx	28807201	xxxxxx	07/27/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Require signed and dated Closing Disclosure for the property xxxxxx. The Settlement Statement/Closing Disclosure provided is Draft copy and not signed,		Reviewer Comment (2023-08-02): Signed CD provided	08/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791913	xxxxxx	28810088	xxxxxx	07/27/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The guidelines require a soft pull within 10 calendar days of funding or undisclosed monitoring through the funding date, which was not provided in the file.		Reviewer Comment (2023-08-15): UDM report provided is through funding. Reviewer Comment (2023-08-02): The UDM provided is > than 10 days from funding	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28829397	xxxxxx	07/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Own/Rent was not provided	The application does not verify whether the borrower owns, rents, or has no primary housing expense.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-28): Client elects to waive with verified compensation factors			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28829528	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal report is marked As Is; however, the comments indicate repairs are needed and the file contains a 442 Certification of Completion. The appraisal should be marked as Subject To.		Reviewer Comment (2023-08-08): Updated appraisal provided Reviewer Comment (2023-08-08): A lock confirmation was provided which does not clear this condition. Reviewer Comment (2023-08-07): No new trailing documents provided. Please try uploading again.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28829765	xxxxxx	07/31/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The guidelines require a verification of housing history. Per the fraud report the borrower did have a mortgage on the departing primary residence. Although in xxxxxx the property was transferred to the ex-spouse, the borrower was responsible for the property until xxxxxx and verification of the mortgage history is required.	Reviewer Comment (2023-08-17): 1098 provided with ex-spouse name only for 2022 with combination mortgage statements for 2023 only reflecting ex-spouse name only. Acceptable.

Reviewer Comment (2023-08-08): The same document was provided that was provided previously. Please see comments from xxxxxx The mortgage statement does not always reflect all borrowers.

Reviewer Comment (2023-08-08): The mortgage statement does not always reflect all borrowers. The Note would need to be provided to support the borrower was not obligated to the mortgage up until 6/2023 per the divorce decree otherwise the mortgage payment will be required.

Reviewer Comment (2023-08-07): No new trailing documents provided. Please try uploading again.
															08/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28888964	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.71017% or Final Disclosure APR of 8.75900% is equal to or greater than the threshold of APOR 6.67% + 1.5%, or 8.17000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower		Reviewer Comment (2023-08-14): Delivery provided	08/14/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28888965	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower		Reviewer Comment (2023-08-14): Delivery provided	08/14/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792088	xxxxxx	28918463	xxxxxx	08/14/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-08-14): Client elects to waive			08/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792556	xxxxxx	28864816	xxxxxx	08/08/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.96147% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.96147%).			Reviewer Comment (2023-08-07): Client elects to waive			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792556	xxxxxx	28866297	xxxxxx	08/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided			Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-08-15): UDM is through funding as provided on the fraud report. Reviewer Comment (2023-08-15): . Reviewer Comment (2023-08-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-08-11): The start or end date on the UDM is not within 10 days of the Note	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789710	xxxxxx	28904335	xxxxxx	08/15/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The file contains a letter of explanation from the borrower that the primary residence is owned free and clear; however, the file contains mortgage statement and property report that confirms there is a mortgage associated with the primary residence. The mortgage statement only shows a third party as being responsible for the loan; however, the property report reflects the borrower is a borrower on the mortgage. The mortgage statement will not reflect all borrowers all the time. Provide the Note to support our borrower is not obligated to the mortgage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-25): Waived with compensating factors per client request. Reviewer Comment (2023-08-24): Please review the comments from 8/16: In addition to the debt being added, a 12 month history for the mortgage will be required. The 1003/1008 with the debt added was already provided. Reviewer Comment (2023-08-16): In addition to the debt being added, a 12 month history for the mortgage will be required.			08/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789710	xxxxxx	28904455	xxxxxx	08/15/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $20,690.00 exceeds tolerance of $19,570.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2023-08-10): Sufficient Cure Provided At Closing		08/10/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791894	xxxxxx	28910751	xxxxxx	08/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note reflects Interest Only, however the payment reflected is a Fixed Rate.		Reviewer Comment (2023-09-05): Email to borrower with explanation on new signed note provided Reviewer Comment (2023-09-01): The email does not explain why a new Note needed to be executed. Reviewer Comment (2023-09-01): Received corrected and executed Note and mailing label reflecting in transit. Pending LOE to borrower.	09/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791894	xxxxxx	28910795	xxxxxx	08/16/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for the primary residence through 7.2023. DLA on credit report is 4.2023.		Reviewer Comment (2023-08-30): VOM provided. NPD xxxxxx with no lates	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791894	xxxxxx	28910930	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $650.00 on the initial Loan Estimate to $725.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-08-24): SitusAMC received post CD,LOX, Copy of refund check and proof of mailing.		08/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791894	xxxxxx	28910931	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $134.00 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $125.00 on the initial Loan Estimate to $134.00 on the Final Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-08-24): SitusAMC received post CD,LOX, Copy of refund check and proof of mailing.		08/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968223	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-09-11): Fraud Report provided	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968226	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-13): Received Final Title policy. Exception cleared.	10/13/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968227	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-13): Received Final Title policy with coverage amount. Exception cleared. Reviewer Comment (2023-09-11): The FTP provided is not for the subject property	10/13/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968244	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Address: xxxxxx, missing mortgage statement. If taxes and insurance are not escrowed then additional documents to reflect full PITIA will be required.		Reviewer Comment (2023-09-11): Final CD for property with PITIA verified	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968291	xxxxxx	08/24/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance address does not match with Note. Hazard insurance reflects address as xxxxxx; however, Note reflects xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-18): The policy provided is dated post-closing. The disbursement date has no bearing on this. Reviewer Comment (2023-10-13): A PC-CD does not clear this condition. The hazard insurance address must be updated. Reviewer Comment (2023-10-09): The document provided is not for the subject property. Reviewer Comment (2023-09-11): The USPS does not clear this condition. All documents must match			10/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968301	xxxxxx	08/24/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert address does not match with Note. Flood Cert reflects address as xxxxxx; however, Note reflects xxxxxx. Provide updated Flood Cert with correct.		Reviewer Comment (2023-10-13): Updated flood cert provided Reviewer Comment (2023-09-11): The USPS does not clear this condition. All documents must match	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968311	xxxxxx	08/24/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date		Reviewer Comment (2023-10-18): Final SS provided reflecting disbursement date after effective date. Reviewer Comment (2023-10-17): PC-CD provided is a lender generated document. Please provide the final stamped settlement statement to support the actual disbursement date and reduction in fees from the Final CD. Reviewer Comment (2023-09-11): The Final CD was utilized. The disbursement date is xxxxxx and the effective date of the HOI is xxxxxx.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28968325	xxxxxx	08/24/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-09-11): Fraud report provided	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28980352	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Soft pull provided is dated post-closing when guidelines require the report to be dated prior to closing. Soft pull does not reflect any new debt obtained.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-11): Soft pull provided is dated post-closing when guidelines require the report to be dated prior to closing. Soft pull does not reflect any new debt obtained.			09/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28980361	xxxxxx	08/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower is living rent free per letter in file from relative and address that is listed on the final 1003 in file. Guidelines allow for living rent free for purchase of a primary residence however, subject transaction is a second home. In addition, the final 1003 reflects address of xxxxxx as the Borrower's primary residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-17): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-16): The same comments were provided that were previously rejected. See comments from xxxxxx : The borrower was living rent free up until the purchase of the property on xxxxxx on xxxxxx  The 1003 and LOE also reflect this. Further, there is no evidence this property purchased is a primary residence. Borrower has been living rent free for 10 years during this second home transaction. An investor exception will be required.

Reviewer Comment (2023-10-13): The borrower was living rent free up until the purchase of the property on xxxxxx on xxxxxx  The 1003 and LOE also reflect this. Further, there is no evidence this property purchased is a primary residence. Borrower has been living rent free for 10 years during this second home transaction. An investor exception will be required.
																	10/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	28980616	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-11): VVOE does not clear this condition. Per guidelines, for SE borrowers, the phone number and business must be verified via 411.com or internet xxxxxxsearch.			09/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794621	xxxxxx	29030117	xxxxxx	09/11/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-13): Clearance report provided	10/13/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914791	xxxxxx	08/18/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-23): FTP provided	08/23/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914792	xxxxxx	08/18/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-23): FTP provided	08/23/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914802	xxxxxx	08/18/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence of the 6.2023 mortgage payment for the lien being paid through closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-05): The payoff statement is not acceptable as it does not specify the xxxxxx is xxxxxx nor reflects the 6/2023 payment was made.			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914822	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.49030% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .49030%).			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914823	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,759.96 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2023-09-26): Client elects to waive. SOL 1 year expires xxxxxx			09/26/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914825	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,897.50 exceeds tolerance of $7,638.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points fee increased from $7,638 on the initial Loan Estimate dated xxxxxx to $7,897.50 on the initial Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-09-13): SitusAMC Received Valid COC dated xxxxxx for increased discount point fee.	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794642	xxxxxx	28914829	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not checked of page 4 of final closing disclosure dated xxxxxx .		Reviewer Comment (2023-09-06): SitusAMC Received PCCD and LOE		09/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794642	xxxxxx	28945636	xxxxxx	08/18/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 56.34577% exceeds Guideline total debt ratio of 49.99000%.	A 50% expense ratio (50% usability) was used for the bank statement income as required by guidelines. The approval in file appears to have used a 30% expense ratio (70% usability).		Reviewer Comment (2023-09-21): DTI now within line with investor exception to allow the use of the 30% CPA expense factor. Reviewer Comment (2023-09-07): Please review the original condition. The CPA expense letter provided was already in file at time of review, however the guidelines do not allow for a CPA expense factor and require a 50% fixed expense factors.	09/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28945646	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.34577% significantly exceeds the guideline maximum of 49.99%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	A 50% expense ratio (50% usability) was used for the bank statement income as required by guidelines. The approval in file appears to have used a 30% expense ratio (70% usability).		Reviewer Comment (2023-09-21): DTI now within line with investor exception to allow the use of the 30% CPA expense factor. Reviewer Comment (2023-09-07): Please review the original condition. The CPA expense letter provided was already in file at time of review, however the guidelines do not allow for a CPA expense factor and require a 50% fixed expense factors.	09/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28945741	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	A 50% expense ratio (50% usability) was used for the bank statement income as required by guidelines. The approval in file appears to have used a 30% expense ratio (70% usability).		Reviewer Comment (2023-09-21): DTI now within line with investor exception to allow the use of the 30% CPA expense factor. Reviewer Comment (2023-09-07): Please review the original condition. The CPA expense letter provided was already in file at time of review, however the guidelines do not allow for a CPA expense factor and require a 50% fixed expense factors.	09/21/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794642	xxxxxx	28945743	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A 50% expense ratio (50% usability) was used for the bank statement income as required by guidelines. The approval in file appears to have used a 30% expense ratio (70% usability).		Reviewer Comment (2023-09-21): DTI now within line with investor exception to allow the use of the 30% CPA expense factor. Reviewer Comment (2023-09-07): Please review the original condition. The CPA expense letter provided was already in file at time of review, however the guidelines do not allow for a CPA expense factor and require a 50% fixed expense factors.	09/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28952004	xxxxxx	08/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business phone number must be verifiable via xxxxxxSearch, 411.com or internet.		Reviewer Comment (2023-09-11): An internet search was provided. Reviewer Comment (2023-09-05): The document provided does not have a pull date.	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	28975782	xxxxxx	08/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Soft pull provided is dated post-closing when guidelines require the report to be dated prior to closing. Soft pull does not reflect any new debt obtained.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-09-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-05): Soft pull provided is dated post-closing when guidelines require the report to be dated prior to closing. Soft pull does not reflect any new debt obtained.			09/21/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794642	xxxxxx	29081212	xxxxxx	09/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow the use of the 30% expense factor provided for the borrower's business vs. the 50% fixed expense factor required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-09-21): Client elects to waive with verified compensation factors			09/21/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794637	xxxxxx	28967213	xxxxxx	08/23/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-31): FTP provided	08/31/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794637	xxxxxx	28967228	xxxxxx	08/23/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Internet Search	The loan file does not contain an independent internet search for the Borrower's employer's phone number as required by guidelines.		Reviewer Comment (2023-08-29): An Internet Search was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794637	xxxxxx	28967230	xxxxxx	08/23/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-31): FTP provided	08/31/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794637	xxxxxx	28975671	xxxxxx	08/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A soft pull credit report pulled prior to closing is not in file as required by guidelines.		Reviewer Comment (2023-08-29): The gap report was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794637	xxxxxx	28975744	xxxxxx	08/23/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Guidelines require comments to be added to the report regarding how any moderate/high risk variances were addressed. Comments not reflected on report in file.		Reviewer Comment (2023-08-29): A reviewed LoanSafe was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794635	xxxxxx	28985328	xxxxxx	08/29/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794635	xxxxxx	28985329	xxxxxx	08/29/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794635	xxxxxx	28985352	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance			Reviewer Comment (2023-09-05): Dated listing provided Reviewer Comment (2023-08-30): The document is not dated. Please provide the pull date.	09/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978272	xxxxxx	08/25/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification	The file is missing evidence of the insurance for the property located on xxxxxx. In addition, the property is listed as being a xxxxxx on the fraud report; therefore, documentation of the HOA dues is required (if applicable).		Reviewer Comment (2023-10-06): Received HOA Verification and Insurance Verification for the property located on xxxxxx. Exception cleared. Reviewer Comment (2023-09-13): The LOE does not verify property insurance was not purchased. Further, evidence of HOA dues was not provided.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978277	xxxxxx	08/25/2023	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2023-09-13): VVOE provided	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978278	xxxxxx	08/25/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-12): A cleared fraud report was provided. Reviewer Comment (2023-10-05): No new documents were provided for this condition. Please try uploading again. Reviewer Comment (2023-09-13): Same Fraud Report was provided. Per the condition, the high risk red flags were not cleared.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978317	xxxxxx	08/25/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The file is missing a copy of the Verbal Verification of Employment performed within 10 days of closing.		Reviewer Comment (2023-09-13): VVOE provided	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978322	xxxxxx	08/25/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2023-10-12): The title commitment was provided. Reviewer Comment (2023-10-06): Provided Title Final policy is not for the subject property.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978327	xxxxxx	08/25/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,557.13 is less than Cash From Borrower $220,220.58.	The final loan application reflects the borrower was to receive gift funds of $250,000. The file does not contain any gift fund documentation.		Reviewer Comment (2023-09-13): Gift funds received.	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978329	xxxxxx	08/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-13): Gap report received	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978331	xxxxxx	08/25/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-09-13): HOI provided	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978332	xxxxxx	08/25/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-06): Received Tax certificate. Exception cleared. Reviewer Comment (2023-09-13): The tax sheet only reflects estimated figures for 2012 and $0 for Other. Need the county tax cert with tax rate.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978461	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-08-25): Client elects to waive			08/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978462	xxxxxx	08/25/2023	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2023-08-25): Client elects to waive			08/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978463	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,353.13 exceeds tolerance of $6,500.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax fee increased from $6,500 on the initial Loan Estimate dated xxxxxx to $16,706.25 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-10-17): Client elects to waive. SOL 1 year expires xxxxxx .

Reviewer Comment (2023-10-13): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was increased as COC only states estimate HUD-1 escrow fees.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-10-06): SitusAMC received COC dated xxxxxx stating "Loan locked and Transfer tax disclosed was incorrect on initial LE". But, the Transfer taxes were not tied with rate lock and incorrect disclosed is not valid reason to re-baseline this exception. Moreover, the fee increased from $6,500 to $8353.13 on CD dated xxxxxx , for which we do not have a valid COC. Please provide documentation of the reason for the increase in the Transfer taxes. What information was received that required the increase in the fee and when was that information received or Cure is required to borrower.

Reviewer Comment (2023-09-13): SitusAMC received changed circumstance dated xxxxxx , but a corresponding xxxxxx was not provided.  Please provide xxxxxx for further analysis. Also, provided COC does not give sufficient information on why the Transfer tax fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																	10/17/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978474	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The initial Closing Disclosure is missing.		Reviewer Comment (2023-09-13): SitusAMC received xxxxxx CD 3 business days prior to consummation.	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794597	xxxxxx	28978489	xxxxxx	08/25/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.47 is less than Guideline PITIA months reserves of 4.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2023-09-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-13): Gift letter and receipt of gifts provided, however borrower is still short reserves. Reviewer Comment (2023-09-13): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968322	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-11): Received Final Title policy with coverage amount, Exception cleared.	10/11/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968324	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-11): Received Final Title Policy, Exception cleared.	10/11/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968345	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-19): PDI received dated xxxxxx . No Damage Reviewer Comment (2023-08-29): Per client, PDI order is placed on hold. Reviewer Comment (2023-08-28): PDI will be ordered	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968453	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the lender.		Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968457	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968506	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on xxxxxx disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final xxxxxx)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.		Reviewer Comment (2023-10-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		10/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968507	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final xxxxxx)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.		Reviewer Comment (2023-10-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		10/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968508	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2220485)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.		Reviewer Comment (2023-10-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		10/11/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	28968509	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2220486)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.		Reviewer Comment (2023-10-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		10/11/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	28979632	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The required soft-pull credit report dated prior xxxxxx st-closing was not provided.		Reviewer Comment (2023-09-25): Gap report provided	09/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28979790	xxxxxx	08/24/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	The Note appears to disclose the subject property incorrectly as xxxxxx. The correct address is xxxxxx. xxxxxx is an abbreviation for xxxxxx as confirmed via xxxxxxmaps. The valuation reflects the property address correctly as xxxxxx.		Reviewer Comment (2023-10-17): Per partial documents received, Note and DOT are incorrect for the address.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28979793	xxxxxx	08/24/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Note appears to disclose the subject property incorrectly as xxxxxx. The correct address is xxxxxx. xxxxxx is an abbreviation for xxxxxx as confirmed via xxxxxxmaps. The flood certificate reflects the property address correctly as xxxxxx.		Reviewer Comment (2023-10-17): Per partial documents received, Note and DOT are incorrect for the address.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28979800	xxxxxx	08/24/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The Note appears to disclose the subject property incorrectly as xxxxxx. The correct address is xxxxxx. xxxxxx is an abbreviation for xxxxxx as confirmed via xxxxxxmaps. The insurance policy reflects the property address correctly as xxxxxx.		Reviewer Comment (2023-10-17): Per partial documents received, Note and DOT are incorrect for the address.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28980777	xxxxxx	08/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note appears to disclose the subject property incorrectly as xxxxxx. The correct address is xxxxxx. xxxxxx is an abbreviation for xxxxxx as confirmed via xxxxxxmaps. The Title reflects the property address correctly as xxxxxx.		Reviewer Comment (2023-10-17): Per partial documents received, Note and DOT are incorrect for the address.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794633	xxxxxx	28980795	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Security Interest	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan. (Final xxxxxx)	The Note appears to disclose the subject property incorrectly as xxxxxx. The correct address is xxxxxx. xxxxxx is an abbreviation for xxxxxx as confirmed via xxxxxxmaps. The CD reflects the incorrect address.		Reviewer Comment (2023-10-27): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2023-10-17): Received PC-CD and partial corrected Note, DOT + Riders correcting address. Pending receipt of LOE to borrower to cure. Remaining time to cure is 6 days.		10/27/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794633	xxxxxx	29258121	xxxxxx	10/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received 1 page of the Note, unexecuted DOT + Rider and LOI with updated address. Pending receipt of all pages of the corrected and executed Note and DOT + Riders, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2023-10-26): Received revised and recorded mortgage + riders, LOE to borrower, LOI, and signature on new DOT is evidence of delivery. Pending receipt of all pages of the corrected and executed Note.	10/26/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28969986	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-06): Received Title final reflecting the amount of insurance. Exception cleared.	10/06/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28969995	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-10-06): Received Hazard Insurance for the subject property. Exception cleared.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28969998	xxxxxx	08/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The 1003 reflects a property located on xxxxxx in which evidence of the PITIA was not provided nor evidence of a 12 month history. Further, the rent free letter from the relative for the borrower's current primary residence was not provided.		Reviewer Comment (2023-10-11): Received Note document for other property which was recently Purchased, Exception Cleared. Reviewer Comment (2023-10-06): Received rent free letter for the borrower's current primary residence. The 1003 reflects a property located on xxxxxx in which evidence of the PITIA was not provided nor evidence of a 12 month history.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28970045	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-10): FTP provided	10/10/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28977483	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A soft-pull credit report prior to closing was not provided in file as required by guidelines.		Reviewer Comment (2023-10-06): Received Credit report Gap Dated xxxxxx . Exception cleared.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28977702	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide evidence of the PITIA for this property.		Reviewer Comment (2023-10-11): Received Closing Disclosure to verify PITIA, Exception cleared.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28977745	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-13): Received Tax certificate. Exception cleared. Reviewer Comment (2023-10-11): Tax information sheet is not signed and dated, Please provide the updated Tax certificate. Exception remains.	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794616	xxxxxx	28977782	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Business phone number must be verifiable via xxxxxxSearch, 411.com or internet.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors			09/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794622	xxxxxx	28952923	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the lender		Reviewer Comment (2023-08-21): Client elects to waive			08/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794622	xxxxxx	28952994	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,789.00 exceeds tolerance of $6,160.00 plus 10% or $6,776.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded due to increase of document prep fee. A deed prep fee was added to the final closing disclosure. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2023-09-26): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-09-22): SitusAMC: When a lender issues a revised loan estimate reflecting an added or increase in fee(s) subject to tolerance, sufficient COC documentation is required to re-baseline fee amounts. The regulation provides that “the creditor must be able to show compliance with § 1026.19(e) by documenting the original estimate of the cost at issue, explaining the reason for revision and how it affected settlement costs, showing that the corrected disclosure increased the estimate only to the extent that the reason for revision actually increased the cost, and showing that the timing requirements of § 1026.19(e)(4) were satisfied. In this event Title-Grand Deed Interspousal $200 & Title-Notary Fee $350 added on xxxxxx revised LE. Changed circumstance does not give sufficient information on why the fees were added, which increased over the 10% tolerance.  Title-Grant Deed/Interspousal fee is only fee noted and no explanation on why the borrower needs to execute and why this was not known at initial disclosure to borrower. Additionally need proof of when lender became aware of these fees or Cure would be dur to borrower.

Reviewer Comment (2023-09-18): Title-Grand Deed Interspousal $200 & Title-Notary Fee $350 added on xxxxxx.  Changed circumstance does not give sufficient information on why the fees were added, which increased over the 10% tolerance.  Title-Grant Deed/Interspousal fee is only fee noted and no explanation on why the borrower needs to execute and why this was not known at initial disclosure to borrower. Additionally need proof of when lender became aware of these fees.

Reviewer Comment (2023-09-13): SitusAMC received LE dated xxxxxx . But, the baseline was  calculated from Initial LE dated xxxxxx and the Title fees are exceeds 10% tolerance of $13 (ILE $6,160 + 10% ($616) = $6,776 - $6,789 FCD). Please provide refund cure $13 with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2023-08-29): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																	09/26/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794622	xxxxxx	28953000	xxxxxx	08/21/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-23): FTP provided	08/23/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794622	xxxxxx	28953008	xxxxxx	08/21/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-23): FTP provided	08/23/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794622	xxxxxx	28953012	xxxxxx	08/21/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	The loan file is missing a business phone number verification via the internet as required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-11): The VVOE does not clear this condition. Search must come from a 411.com, internet or xxxxxxsearch.			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975331	xxxxxx	08/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2023-09-18): The Final 1003 was provided.	09/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975406	xxxxxx	08/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 is reflecting primary address as xxxxxx, however as per rent free letter in file borrower is residing at xxxxxx. Provide corrected 1003.		Reviewer Comment (2023-10-05): Final 1003 provided with correction	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975460	xxxxxx	08/28/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-09-18): E-sign Consent Agreement was provided.	09/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975461	xxxxxx	08/28/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Business phone number verification via xxxxxxSearch, 411.com or internet is required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-18): Business phone number verification via xxxxxxSearch, 411.com or the internet was not found.			09/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975472	xxxxxx	08/28/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-20): FTP provided	09/20/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975477	xxxxxx	08/28/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-20): FTP provided	09/20/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975495	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-28): Client elects to waive			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975496	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.40737% or Final Disclosure APR of 8.45300% is equal to or greater than the threshold of APOR 6.53% + 1.5%, or 8.03000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-10-18): Evidence the appraisal was received at least 3 days prior to closing was provided. Reviewer Comment (2023-10-17): The signature provided on the document does not match any of the signatures in file for the borrower. Reviewer Comment (2023-10-13): The same document was provided that was previously provided. See comments from xxxxxx The document provided is not acceptable as it does not specify which transpired, the waiver or receipt.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975497	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-10-18): Evidence the appraisal was received at least 3 days prior to closing was provided.

Reviewer Comment (2023-10-17): The signature provided on the document does not match any of the signatures in file for the borrower.

Reviewer Comment (2023-10-13): The same document was provided that was previously provided. See comments from xxxxxx The document provided is not acceptable as it does not specify which transpired, the waiver or receipt.

Reviewer Comment (2023-10-05): The document provided is not acceptable as it does not specify which transpired, the waiver or receipt.

														Reviewer Comment (2023-09-18): Appraisal receipt acknowledgment that the borrower received the valuations at least 3 days prior to closing was not found.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975499	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-09-18): The initial ARM Disclosure was provdided.	09/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975500	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Reviewer Comment (2023-09-18): The initial CHARM Booklet was provided.	09/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975510	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-08-28): Client elects to waive			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975515	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,750.00 exceeds tolerance of $1,250.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $1,250.00 on the initial Loan Estimate to $3,750.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-10-13): SitusAMC received valid COC document.

Reviewer Comment (2023-10-06): SitusAMC received COC dated xxxxxx however the fee increased on CD dated xxxxxx . Kindly provide a valid COC as to why the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2023-09-18): SitusAMC received LE and VOE. However, the fee increased on CD dated xxxxxx for $3750. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD, LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-09-18): SitusAMC require valid COC document for increase of fee to $3750 on CD dated xxxxxx . Please provide valid COC with sufficient information on why the fee was increased or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.
															10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794592	xxxxxx	28975603	xxxxxx	08/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.75 is less than Guideline PITIA months reserves of 4.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-30): Client elects to waive with verified compensation factors			08/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28989903	xxxxxx	08/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The loan file is missing a soft pull credit report as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-18): The gap report provided is dated more than 10 days prior to closing.			09/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28989933	xxxxxx	08/28/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The fraud report in file does not reflect notes as to how the variances were cleared as required by guidelines.		Reviewer Comment (2023-10-05): Clearance report provided Reviewer Comment (2023-09-20): The document provided is a cert for the score by management. This does not clear the high risk red flags on the report.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794592	xxxxxx	28989946	xxxxxx	08/28/2023	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt		Provide receipt of the gift funds for 25,833.32		Reviewer Comment (2023-10-06): Received source of funds in amount of $25,833.32. Exception cleared. Reviewer Comment (2023-09-18): The deposit receipt for the $25,833.32 was not found.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794639	xxxxxx	28969195	xxxxxx	08/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower is living rent free. Provide a Letter of explanation (LOE) executed by Relative confirming that there xxxxxx s no monthly obligation.		Reviewer Comment (2023-08-29): A rent-free letter was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794639	xxxxxx	28969199	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794639	xxxxxx	28969207	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794639	xxxxxx	28977287	xxxxxx	08/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business phone number verification via xxxxxxSearch, 411.com or internet is required. Otherwise, CPA must verify the borrower’s nature of business and confirm that the business phone number is not required for the type of business being operated by the borrower.”		Reviewer Comment (2023-08-29): A CPA letter was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794639	xxxxxx	28977328	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-01): Gap provided Reviewer Comment (2023-08-29): The gap report is dated post-close and the guidelines require one prior to close.	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28984200	xxxxxx	08/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-30): Gap provided	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28984201	xxxxxx	08/29/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28984211	xxxxxx	08/29/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28984231	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Business phone number must be verifiable via xxxxxxSearch, 411.com or internet.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-26): The document provided does not verify the business phone number. Business phone number must be verifiable via xxxxxxSearch, 411.com or internet. Reviewer Comment (2023-08-30): The CPA letter was provided at time of review. Per 10.1 under SE: Business phone number must be verifiable via xxxxxxsearch, 411.com or internet.			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28993127	xxxxxx	08/29/2023	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-29): Client elects to waive			08/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794619	xxxxxx	28993130	xxxxxx	08/29/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Blanket Policy indicates for common areas only.		Reviewer Comment (2023-08-30): RCE provided	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794606	xxxxxx	28975788	xxxxxx	08/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-28): Gap report provided	08/28/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		A	A	A	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	28973186	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-29): The final title policy was provided.	08/29/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	28973189	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-29): The final title policy was provided.	08/29/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	28973285	xxxxxx	08/24/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 8.10824% or Final Disclosure APR of 8.16700% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Compliant Higher Priced Loan.	Reviewer Comment (2023-09-26): Rate lock agreement and xxxxxx LE provided. Conditions no longer apply after compliance re-run. Reviewer Comment (2023-09-15): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: California Higher-Priced Loan: APR on subject loan of 8.10831% or Final Disclosure APR of 8.16700% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Compliant Higher Priced Loan.	09/26/2023	1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Based on the loan being a compliant California HPML, with no violations of prohibited practices, borrower choice letter is not required for cure given there are no further actions to be taken to make the loan compliant. Loan may be cured so the loan is no longer an HPML as follows:

Within 90 days of closing: (1) notify borrower; (2) copy of refund check for overage so the loan is no longer HPML; and (3) proof of delivery.

																																	(Narrow Defense - CHD Approval Required): Within 120 days of discovery or receipt of complaint, which compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintanence of procedures reasonably adapted to avoid such errors, the creditor provides: (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how higher-priced loan was made despite procredures to prevent); and (ii) the lender has not received any notice from borrower of the failure; (2) notification to borrower; (3) copy of refund check for overage so the loan is no longer HPML; and (4) proof of delivery.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794611	xxxxxx	28973300	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure, page 4, does not indicate the reason the loan will not have an escrow account.		Reviewer Comment (2023-09-06): SitusAMC Received PCCD and LOE		09/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794611	xxxxxx	28980359	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.			Reviewer Comment (2023-09-26): Rate lock agreement and xxxxxx LE provided. Conditions no longer apply after compliance re-run. Reviewer Comment (2023-09-25): The condition is in regards to escrows not established. Regardless of Non-QM. HMPL loans are required to be escrowed. Passing QM points and fees has no bearing on if a loan is HPML. Reviewer Comment (2023-09-18): The threshold for this loan is 8.13% (APOR 6.63% + Margin 1.5%) the loan closed with an APR of 8.167% so this loan is 0.02176% over the allowable threshold and is deemed HPML.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794611	xxxxxx	28980360	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.10824% or Final Disclosure APR of 8.16700% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-09-26): Rate lock agreement and xxxxxx LE provided. Conditions no longer apply after compliance re-run.

Reviewer Comment (2023-09-25): The condition is in regards to escrows not established. Regardless of Non-QM. HMPL loans are required to be escrowed. Passing QM points and fees has no bearing on if a loan is HPML.

Reviewer Comment (2023-09-18): The threshold for this loan is 8.13% (APOR 6.63% + Margin 1.5%) the loan closed with an APR of 8.167% so this loan is 0.02176% over the allowable threshold and is deemed HPML.

Reviewer Comment (2023-09-11): The delivery provided is for the origination appraisal report. Per the condition, evidence the updated report dated xxxxxx was delivered to the borrower needs to be provided.
															09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	28980576	xxxxxx	08/24/2023	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt		Provide evidence of receipt of the $91,000 gift funds.		Reviewer Comment (2023-09-01): Per the seller, gifts were never received. Excluded. Verified via final 1003 not used either.	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	28980579	xxxxxx	08/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PUD rider attached to the DOT, however the PUD box is not checked on the appraisal.		Reviewer Comment (2023-09-01): Corrected appraisal provided	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	29006558	xxxxxx	09/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-09-15): Evidence of delivery of the revised appraisal was provided. Reviewer Comment (2023-09-11): The delivery provided is for the origination appraisal report. Per the condition, evidence the updated report dated xxxxxx was delivered to the borrower needs to be provided.	09/15/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794611	xxxxxx	29058698	xxxxxx	09/15/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-09-15): The client elects to waive.			09/15/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978117	xxxxxx	08/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-08-30): A PDI was provided. Reviewer Comment (2023-08-28): PDI will be ordered	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978131	xxxxxx	08/25/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978132	xxxxxx	08/25/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978264	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-25): Client elects to waive			08/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978267	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether property taxes are included in escrow. (Final xxxxxx)	No escrows collected on page 2 of the final closing disclosure date xxxxxx however, first page of the disclosure reflects taxes being escrowed.		Reviewer Comment (2023-08-30): SitusAMC received xxxxxx CD.	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794591	xxxxxx	28978269	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .			Reviewer Comment (2023-09-01): Final SS provided updating disbursement date Reviewer Comment (2023-08-29): A signed Settlement Statement from the Title Company is required to verify the disbursement date.	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794591	xxxxxx	28984885	xxxxxx	08/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing mortgage payments for 05.23 as VOM in file only reflects payments through 04.2023.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-19): The payoff demand does not clear this condition. If the current loan closed xxxxxx, mortgage payments up until 5/2023 needs to be provided. The 5.2023 payment is required.			09/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794591	xxxxxx	28984963	xxxxxx	08/25/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-29): A reviewed LoanSafe was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973493	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-17): Received Tax certificate. Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973505	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		The Employment Authorization card expires on xxxxxx which is within 90 days of closing date. Proof of renewal of Employment Authorization is required.		Reviewer Comment (2023-09-28): Updated EAD provided	09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973514	xxxxxx	08/24/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The 'r' and the 't' were transposed on the Flood Certificate's property address street name. Note Address: xxxxxx. Flood Certificate Address: xxxxxx.		Reviewer Comment (2023-10-10): Updated flood cert provided	10/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973535	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-27): FTP provided	09/27/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973540	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-27): FTP provided	09/27/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973602	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on xxxxxx disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final xxxxxx)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.	Reviewer Comment (2023-10-25): SitusAMC received PCCD and LOE.

Reviewer Comment (2023-10-20): SitusAMC received a xxxxxx Corrected CD.  However, there was a Corrected CD issued after this CD, dated xxxxxx (see doc ID 0221) that changed back the calculations to $1962/mo minimum P&I and the minimum cap to 4%, which is last tested disclosure.  Must provide a more current PCCD with the noted corrections with rate minimum of the 5%.  PCCD should also include a LOE to borrower that accompanies and explains the correction to borrower.

Reviewer Comment (2023-10-17): SitusAMC received Final settlement statement.  However, the issue relates to the xxxxxx minimum rate was disclosed as 4% and should have been disclosed as 5%.  Final CD and PCCD both reflect the 4% minimum rate and PCCD was not updated to correct item.  Note reflects the margin as 5%, though bottom cap is 4%, the rate will never be calculated less than 5% as Section B - Index, on Note reflects that if current index is less than zero, then current index will be deemed to be zero for calculating rate.  Corrected CD and LOE to borrower at the 5% minimum rate.

Reviewer Comment (2023-10-11): Provided closing statement in incomplete with some charges listed on the final CD not listed on the closing statement.  Please provide ALTA final signed settlement statement for review.
																10/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973603	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2220427)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.	Reviewer Comment (2023-10-25): SitusAMC received PCCD and LOE.

Reviewer Comment (2023-10-20): SitusAMC received a xxxxxx Corrected CD.  However, there was a Corrected CD issued after this CD, dated xxxxxx (see doc ID 0221) that changed back the calculations to $1962/mo minimum P&I and the minimum cap to 4%, which is last tested disclosure.  Must provide a more current PCCD with the noted corrections with payment minimum calculation of $2062.  PCCD should also include a LOE to borrower that accompanies and explains the correction to borrower.

Reviewer Comment (2023-10-11): Minimum payment amount is under disclosed. Provided PCCD is more than 60 days from closing and fees must be verified on ALTA final settlement statement.
																10/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973604	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2220428)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.	Reviewer Comment (2023-10-25): SitusAMC received PCCD and LOE.

Reviewer Comment (2023-10-20): SitusAMC received a xxxxxx Corrected CD.  However, there was a Corrected CD issued after this CD, dated xxxxxx (see doc ID 0221) that changed back the calculations to $1962/mo minimum P&I and the minimum cap to 4%, which is last tested disclosure.  Must provide a more current PCCD with the noted corrections with payment minimum calculation of $2062.  PCCD should also include a LOE to borrower that accompanies and explains the correction to borrower.

Reviewer Comment (2023-10-11): Minimum payment amount is under disclosed. Provided PCCD is more than 60 days from closing and fees must be verified on ALTA final settlement statement.
																10/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794596	xxxxxx	28973605	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2220429)	The final closing disclosure is using 4% to calculate the minimum payment; however, the margin is 5%.	Reviewer Comment (2023-10-25): SitusAMC received PCCD and LOE.

Reviewer Comment (2023-10-20): SitusAMC received a xxxxxx Corrected CD.  However, there was a Corrected CD issued after this CD, dated xxxxxx (see doc ID 0221) that changed back the calculations to $1962/mo minimum P&I and the minimum cap to 4%, which is last tested disclosure.  Must provide a more current PCCD with the noted corrections with payment minimum calculation of $2062.  PCCD should also include a LOE to borrower that accompanies and explains the correction to borrower.

Reviewer Comment (2023-10-11): Minimum payment amount is under disclosed. Provided PCCD is more than 60 days from closing and fees must be verified on ALTA final settlement statement.
																10/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794596	xxxxxx	28980383	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The required soft-pull credit report dated prior xxxxxx st-closing was not provided.		Reviewer Comment (2023-10-11): Gap report provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794596	xxxxxx	28980890	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal not in the lender's name		Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973798	xxxxxx	08/25/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-29): The short form title policy was provided.	08/29/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973799	xxxxxx	08/25/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-29): The short form title policy was provided.	08/29/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973888	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on xxxxxx disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final xxxxxx)	The final disclosure is using 4% to calculate the minimum payment, however, the margin is 5%.		Reviewer Comment (2023-08-30): Cured prior to discovery.		08/30/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973889	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2220464)	The final disclosure is using 4% to calculate the minimum payment, however, the margin is 5%.		Reviewer Comment (2023-08-30): Cured prior to discovery.		08/30/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973890	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2220465)	The final disclosure is using 4% to calculate the minimum payment, however, the margin is 5%.		Reviewer Comment (2023-08-30): Cured prior to discovery.		08/30/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794602	xxxxxx	28973891	xxxxxx	08/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2220466)	The final disclosure is using 4% to calculate the minimum payment, however, the margin is 5%.		Reviewer Comment (2023-08-30): Cured prior to discovery.		08/30/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794602	xxxxxx	28984760	xxxxxx	08/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing a 12 month mortgage payment history for the subject property as required by guidelines (mortgage is in wife's name only).		Reviewer Comment (2023-09-13): 12 months statements provided. Last statement reflects no late payments YTD. Reviewer Comment (2023-08-30): The lien is on the subject property and is being paid off. A housing history is required, regardless of who is on the lien. Further, the mortgage statements do not always verify all borrowers.	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794602	xxxxxx	28984772	xxxxxx	08/25/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	There are not notes clearing the variances on the fraud report as required by guidelines.		Reviewer Comment (2023-08-29): A reviewed LoanSafe was provided.	08/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914532	xxxxxx	08/16/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-09-20): HOI and RCE provided	09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914535	xxxxxx	08/16/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2023-10-04): The final title policy was provided.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914566	xxxxxx	08/16/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The file is missing the verbal verification within 10 days of closing.		Reviewer Comment (2023-09-20): VVOE completed	09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914606	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The yearly HOA dues are $92. The Closing Disclosure failed to disclose the HOA dues.	Reviewer Comment (2023-11-01): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-10-30): “SitusAMC received letter of explanation and corrected CD. Exception remains in an Open-Unable to Clear status as cure documentation was provided 68 days from discovery date of 08/16/2023.

Reviewer Comment (2023-10-25): SitusAMC received PCCD.  Missing LOE to borrower describing changes made on PCCD.

														Reviewer Comment (2023-10-05): The appraisal indicates HOA dues of $xxxxxx/per year or $xxxxxx/mo. The acceptable amounts are 10,11, or 12 months. The allowable tolerance for the escrow account fields is $1 for under disclosure and no penalty for over disclosure however the amount cannot exceed 12 months of calculated costs or less than 9 months. Please provide verification if using an updated amount. Letter of Explanation and Corrected CD required to cure.			11/01/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914607	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	File is missing initial Closing Disclosure.		Reviewer Comment (2023-09-20): SitusAMC received initial CD.	09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914609	xxxxxx	08/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,236.67 exceeds tolerance of $2,500.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee increased from $2,500.00 on the initial Loan Estimate to $3,236.67 on the Final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-11-01): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-10-31): “SitusAMC received letter of explanation, proof of mailing, copy of refund check, and corrected CD. Exception remains in an Open-Unable to Clear status as cure documentation was provided 72 days from discovery date of xxxxxx .

Reviewer Comment (2023-10-30): SitusAMC received LOE, corrected PCCD, copy of refund check, and shipping label.  Tracking indicates "Unfortunately we are unable to retrieve your tracking results at this time. Please try again later." Proof of mailing is required to cure.

Reviewer Comment (2023-10-25): SitusAMC received PCCD dated xxxxxx no cure or valid COC received. Please provide valid COC for increase of fee on CD dated xxxxxx or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-10-05): SitusAMC received COC dated xxxxxx however fee increased on CD dated xxxxxx which is not within 3 days of COC. Also, COC provided does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance within 3 days or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																	11/01/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794608	xxxxxx	28914926	xxxxxx	08/16/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $50,000.00 is less than Cash From Borrower $486,975.61.			Reviewer Comment (2023-10-30): A gift letter for $450k was provided. Reviewer Comment (2023-10-13): The bank statements provided are not for the borrower and the $50K gift was already counted at time of review. Reviewer Comment (2023-10-04): No additional assets were found in the trailing docs. Only the gifted funds were found for $50,000.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28917425	xxxxxx	08/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal report reflects the subject transaction is a non-arm's length transaction between family members. The contract indicates one of the sellers have the same last name as the borrower's spouse. The guidelines require a reasonable explanation of the non-arm’s length transaction, which was not provided in the file.		Reviewer Comment (2023-10-25): Processor cert provided	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28918228	xxxxxx	08/16/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	The final Closing Disclosure reflects the borrower received gift funds of $50,000; however, a gift letter is not provided. In addition, the EMD check was written from a third party individual and there is no documentation to verify that the borrower has access to that account. If the EMD of $1,000 was a gift, a gift letter is required.	Reviewer Comment (2023-10-24): Received $1,000 Gift letter, Exception cleared.

Reviewer Comment (2023-10-13): The bank statements provided are not for the borrower and the $50K gift letter was already provided. See comments from xxxxxx gift letter for the $50,000 was provided but clarification documentation or a gift letter for the $1,000 EMD coming from the same donor as the $50,000 gift was not found.

Reviewer Comment (2023-10-04): A gift letter for the $50,000 was provided but clarification documentation or a gift letter for the $1,000 EMD coming from the same donor as the $50,000 gift was not found.

Reviewer Comment (2023-09-20): The LOE provided is from the seller and only verifies $1K was received from the borrower. It is not a gift letter. Provide evidence the $1K came from an account owned by the borrower. Further, no documentation was provided for the $50K gift.
															10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794608	xxxxxx	28975793	xxxxxx	08/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-20): Gap report provided	09/20/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28969267	xxxxxx	08/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-11): A PDI report was provided reflecting No Damages	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28969312	xxxxxx	08/24/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $155,435.65 is less than Cash From Borrower $178,640.16.	Reviewer Comment (2023-10-27): Evidence of the deposit of $158,582.53 was provided.

Reviewer Comment (2023-10-26): The 70K is not in question. Please review comments from xxxxxx : The updated printout reflects a wire transfer out of $158,582.53 on xxxxxx  Provide evidence the wire was for this transaction to add back to closing funds. These funds were wired the day of closing and without these funds the account has a reduced balance.

Reviewer Comment (2023-10-25): The updated printout reflects a wire transfer out of $158,582.53 on xxxxxx  Provide evidence the wire was for this transaction to add back to closing funds.

Reviewer Comment (2023-10-18): Account xxxxxx with $67,938.16 as of xxxxxx was not used as a printout for the same account through xxxxxx and only reflects $3,589.61 available. No additional assets were found.

Reviewer Comment (2023-10-05): The same statements that were already in the file were sent. Account xxxxxx with $67,938.16 as of xxxxxx was not used as a printout for the same account through xxxxxx and only reflects $3,589.61 available. No additional assets were found.
															10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28969313	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-05): Received Final title policy, Exception cleraed.	10/05/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28969315	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-05): Received Final Title policy with coverage amount. Exception cleared.	10/05/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28969418	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Insurance Verification Insurance Verification			Reviewer Comment (2023-10-18): An LOE for opted-out insurance was provided. Reviewer Comment (2023-10-11): Please provide the Documentation for opted out insurance for property xxxxxx, Address: xxxxxx. Exception remains.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28970141	xxxxxx	08/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Business phone number verification via xxxxxxSearch, 411.com or internet is required.		Reviewer Comment (2023-09-27): Received Business phone number verification via xxxxxxSearch, Exception cleared.	09/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28970166	xxxxxx	08/24/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	Reviewer Comment (2023-10-27): Evidence of the deposit of $158,582.53 was provided.

Reviewer Comment (2023-10-25): The updated printout reflects a wire transfer out of $158,582.53 on xxxxxx  Provide evidence the wire was for this transaction to add back to closing funds.

Reviewer Comment (2023-10-18): Account xxxxxx with $67,938.16 as of xxxxxx was not used as a printout for the same account through xxxxxx and only reflects $3,589.61 available. No additional assets were found.

Reviewer Comment (2023-10-05): The same statements that were already in the file were sent. Account xxxxxx with $67,938.16 as of xxxxxx was not used as a printout for the same account through xxxxxx and only reflects $3,589.61 available. No additional assets were found.
															10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794615	xxxxxx	28977518	xxxxxx	08/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		File is missing the soft-pull credit report in compliance with xxxxxx LQI to determine if the borrower may have taken out new credit prior to closing.		Reviewer Comment (2023-10-04): Received Credit report gap dated xxxxxx . Exception cleared.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794648	xxxxxx	28973934	xxxxxx	08/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794648	xxxxxx	28973939	xxxxxx	08/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-01): FTP provided	09/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794648	xxxxxx	28980599	xxxxxx	08/24/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-08-28): Clearance report provided	08/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793426	xxxxxx	28919658	xxxxxx	08/17/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-21): Gap provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793426	xxxxxx	28919676	xxxxxx	08/17/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-21): Updated Prelim provided	08/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793426	xxxxxx	28919714	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $238,134.95 is under disclosed by $495.00 compared to the calculated Finance Charge of $238,629.95 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $238,134.95 is under disclosed by $495.00 compared to the calculated Finance Charge of $238,629.95. It appears the discrepancy is from the $495 builder's fee in Section H paid to the Title Company.		Reviewer Comment (2023-08-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, Reviewer Comment (2023-08-24): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing. The FedEx Tracking does not reflect the carrier has yet picked up the package. Provide proof of when package has been picked up to finalize cure.		08/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793426	xxxxxx	28919716	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793426	xxxxxx	28919726	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $228.00 exceeds tolerance of $84.00 plus 10% or $92.40. Insufficient or no cure was provided to the borrower. xxxxxx	Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-08-25): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2023-08-24): SitusAMC received PCCD, LOE, Refund Check and Proof of Mailing. FedEx/UPS/USPS tracking indicates label has been created, but package has not been shipped. Also, provided LOE does not specify Cure refund for 10% tolerance. Proof of mailing and update LOE required to cure.		08/25/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791908	xxxxxx	28920051	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-16): Client elects to waive			08/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791908	xxxxxx	28920052	xxxxxx	08/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $752,573.03 is under disclosed by $110.58 compared to the calculated Finance Charge of $752,683.61 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	he disclosed Finance Charge in the amount of $752,573.03 is under disclosed by $110.58 compared to the calculated Finance Charge of $752,683.61		Reviewer Comment (2023-09-05): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure. Reviewer Comment (2023-08-25): The Tax report fee/Tex certificate fee is considered an APR fee, as id the settlement/closing/escrow fee. The finance charge remains under disclosed in the amount of $110.58. Cure requires PCCD, LOE, Copy of refund check, and proof of mailing.		09/05/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792716	xxxxxx	28939172	xxxxxx	08/18/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other, Tax Verification	Provide the tax cert for the property and evidence free and clear. A borrower LOE is not acceptable.		Reviewer Comment (2023-08-25): Full property history reports provided supporting free and clear. Closed mortgage on credit for last transaction history. Reviewer Comment (2023-08-22): The borrower owns xxxxxx on xxxxxx. It is not clear which property the xxxxxx report is for. Further, the property profile report reflects a lien with xxxxxx. Provide the release for that lien. Taxes reflected on property profile report.	08/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792716	xxxxxx	28939218	xxxxxx	08/18/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-08-21): FTP provided	08/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792716	xxxxxx	28939230	xxxxxx	08/18/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-08-21): FTP provided	08/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792716	xxxxxx	28939268	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-17): Client elects to waive			08/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792716	xxxxxx	28946898	xxxxxx	08/18/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-08-22): Updated HOI provided	08/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28949691	xxxxxx	08/18/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-08-24): HOI provided	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28949804	xxxxxx	08/18/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-09-07): CDA received	09/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28949822	xxxxxx	08/18/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2023-08-28): The 1004D Final Inspection was provided	08/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28949850	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28952612	xxxxxx	08/18/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-08-21): Approval provided	08/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28952711	xxxxxx	08/18/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-24): Gap report provided	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28952722	xxxxxx	08/18/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The borrower rents their primary residence. The file does not contain the required Verification of Rent for the primary residence. In addition, the loan application reflects 4 additional investment properties in which the mortgages are not reported on the credit report and the file does not contain the required verification of mortgage.	Reviewer Comment (2023-09-25): Property profile reports provided. REO properties are not in the borrower's name. Rental income is not being utilized to qualify. Pay history provided for primary.

Reviewer Comment (2023-09-20): Received updated 1003/1008. However, cancelled checks were not provided for the private party VOR. Further, evidence was not provided that he REO properties originally provided on the 1003 are not owned by the borrower, The property profile reports are required to determine in the name of the LLC or the Note as the mortgage statements do not always reflect all borrowers.

Reviewer Comment (2023-09-07): VOR provided for primary. From a non-institutional lender. 6 months cancelled checks required. Further, per comments on 8/21, any mortgages not belonging to the borrower will require the 1003/1008 to be updated. Any mortgages belonging to the borrower will require 12 months history. The borrower is xxxxxx.

Reviewer Comment (2023-08-21): The mortgage coupons do not clear the condition. Any mortgages not belonging to the borrower will require the 1003/1008 to be updated. Any mortgages belonging to the borrower will require a 12 month history. Further, the VOR for the primary was not provided as well. The borrower is xxxxxx
															09/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28952773	xxxxxx	08/18/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791091	xxxxxx	28952784	xxxxxx	08/18/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal report reflects the address as xxxxxx; however, the note reflects the address as xxxxxx.		Reviewer Comment (2023-08-28): A corrected appraisal with the correct address was provided.	08/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793956	xxxxxx	28962869	xxxxxx	08/21/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Require mortgage payment verification for the following accounts: 1) Need to verify July 2023 mortgage payment verification for Select Portfolio xxxxxx and xxxxxx. 2) Need to verify June and July 2023 mortgage payment verification for xxxxxx and xxxxxx. 3) Need to verify previous 12 months mortgage payment history for xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-25): Waived with compensating factors per client request. Reviewer Comment (2023-08-23): Received all required history with the exception of xxxxxx. Need the 7.2023 payment. Refresh reflects DLA 6.2023.			08/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793956	xxxxxx	28962953	xxxxxx	08/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, if the cash-out seasoning is less than 12 months, but greater than 6 months, the transaction property value is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. The lender utilized the appraised value.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-13): Client elects to waive with verified compensation factors			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	792761	xxxxxx	28947185	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.58788% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.58788%).			Reviewer Comment (2023-08-21): Client elects to waive			08/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792761	xxxxxx	28947268	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as $595.00 on the Initial Loan Estimate, but disclosed as $600.00 on the Final Closing Disclosure without a valid Change of Circumstance. Cure of $5.00 disclosed on the Final Closing Disclosure is insufficient to cover the tolerance violations.		Reviewer Comment (2023-08-17): Sufficient Cure Provided At Closing		08/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792761	xxxxxx	28963421	xxxxxx	08/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the Note for the property on xxxxxx to support not obligated to the mortgage. The property profile report reflects both borrower and non-borrowing spouse as the owner/lien holder or provide the 12 month mortgage history up until the month prior to closing. Further, provide the updated 1003 reflecting this REO as an investment property in the REO section as the borrower cannot own 2 primary residences.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-25): The client elects to waive.

Reviewer Comment (2023-10-25): The property profile report reflects the property did not sell until xxxxxx which is post-close, therefore the debt was active at time of closing. The property profile report also reflects the mortgage in both borrower and non-borrower name. This supersedes the fraud report. Provide the Note to verify the borrower was not obligated to the debt or the 12 month housing history.

Reviewer Comment (2023-09-07): Updated 1003 provided. Pending the Note for the property on xxxxxx to support not obligated to the mortgage. The credit report reflecting no mortgages is not evidence the borrower is not tied to the lien. The property profile report verifies the borrower is and the mortgage statement does not reflect all borrower's at times.

Reviewer Comment (2023-08-25): The mortgage statement does not always list all who are obligated to the mortgage.  The Note for the REO on xxxxxx will need to be provided to confirm borrower is not obligated on this mortgage,  or the 12 month mortgage history and also updated 1003 reflecting the property.
																	10/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792761	xxxxxx	28963423	xxxxxx	08/21/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the color appraisal.		Reviewer Comment (2023-08-23): Color appraisal provided	08/23/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792761	xxxxxx	28963446	xxxxxx	08/21/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.57 is less than Guideline PITIA months reserves of 12.00.	LTV >85% requires 12 months reserves	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-08-23): Client elects to waive with verified compensation factors			08/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792805	xxxxxx	28949823	xxxxxx	08/21/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-08-24): Fraud report provided	08/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792805	xxxxxx	28950014	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $39,170.00 exceeds tolerance of $15,650.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Taxes increased from $15.650.00 on the initial Loan Estimate to $39,170.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-08-31): SitusAMC received Itemization of fee sheet with Attestation letter for the bifurcation of Transfer taxes actually disclosed on Initial LE and further review the fee is not bound by tolerance. Reviewer Comment (2023-08-28): SitusAMC received Lender detailed comment with Le dated xxxxxx and xxxxxx . However, we also required Attestation letter with bifurcation of Transfer taxes and Recording fees were actually disclosed on LE dated xxxxxx to xxxxxx CD in order to reevaluate this exception.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792805	xxxxxx	28962646	xxxxxx	08/21/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The Second Appraisal Fee increased from $0.00 on the initial Loan Estimate to $975.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-09-05): SitusAMC Received PCCD, LOE, Refund check and Proof of Mailing

Reviewer Comment (2023-09-01): SitusAMC received LOX, Copy of refund check and Proof mailing. However, we also required updated PCCD in order to cure this exception.

Reviewer Comment (2023-08-28): SitusAMC received Lender detailed comment with Le dated xxxxxx and xxxxxx . However, The receipt of an invoice is not a valid changed circumstance.  In order for a fee to be re-baselined. Hence, we also required bifurcation of Appraisal fee $3,000 into Appraisal Fee 1 and Appraisal Fee 2 which was actually disclosed on LE dated xxxxxx to xxxxxx in order to reevaluate this exception.
																09/05/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792805	xxxxxx	28962929	xxxxxx	08/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require the preparer to attest they have prepared the borrower's most recent tax return. However, a separate letter was provided from a different individual, whom is not the preparer, verifying the office prepared the returns.		Reviewer Comment (2023-08-25): Updated CPA letter provided	08/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28963146	xxxxxx	08/22/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		Both appraisal reports and CDA report reflect the property as a single family residence; however, the field review reflects the property is a PUD.		Reviewer Comment (2023-09-06): Updated field review provided	09/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28963313	xxxxxx	08/22/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood insurance reflects reflects the zip as xxxxxx; however, the Note reflects xxxxxx.		Reviewer Comment (2023-09-07): An updated Flood Cert was provided.	09/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28963633	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $855.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7508)	The Appraisal Field Review Fee increased from $650.00 on the Loan Estimate dated xxxxxx to $855.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-08-28): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793232	xxxxxx	28963634	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	The Appraisal Review Fee was not disclosed on the initial Loan Estimate and was charged $175.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-09-06): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2023-08-28): SitusAMC received COC dated xxxxxx for $175 however the reason is not a valid. Kindly provide a valid COC as to why the fee increased or provide cure docs. Cure documents consider Post CD,LOX, Copy of refund check and proof of mailing.		09/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967191	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)			Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967192	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (xxxxxx/Schedule C)	The file is missing third party documentation for the borrower, xxxxxx, to verify the self-employment status.		Reviewer Comment (2023-09-06): Pre-closing third party verification of SE provided Reviewer Comment (2023-08-25): The document is dated post-close and not acceptable. Further the YTD P&L was not provided	09/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967197	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	[The loan does not meet the Loan Designation of Non-QM due to the file is missing third party documentation for the borrower, xxxxxx, to verify the self-employment status.		Reviewer Comment (2023-09-06): Pre-closing third party verification of SE provided Reviewer Comment (2023-08-25): The document is dated post-close and not acceptable. Further the YTD P&L was not provided	09/06/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967198	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan does not meet the ATR requirements due to the file is missing third party documentation for the borrower, xxxxxx, to verify the self-employment status.		Reviewer Comment (2023-09-06): Pre-closing third party verification of SE provided	09/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967238	xxxxxx	08/22/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Third Party Verification	The guidelines require third party documentation to verify the self-employment status of the Borrower, xxxxxx. The file contains a VVOE form that indicates an online active license search was obtained; however, the file is missing the license search document. In addition, the guidelines require a current YTD P&L when the last tax year was more 120 days, which was not provided in the file.		Reviewer Comment (2023-09-14): YTD P&L provided Reviewer Comment (2023-09-06): Pre-closing third party verification of SE was provided. Pending receipt of YTD P&L. Reviewer Comment (2023-08-25): The document is dated post-close and not acceptable. Further the YTD P&L was not provided	09/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967866	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	The applications for the Co-Borrower indicate in Section 4a. that the property is to be a second home; however, in Section 5 A. the question is completed as Yes indicating the property will be their primary residence. A corrected application is required.		Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793232	xxxxxx	28967884	xxxxxx	08/22/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Second Home; Declarations/Will borrower occupy: Yes	The applications for the Co-Borrower indicate in Section 4a. that the property is to be a second home; however, in Section 5 A. the question is completed as Yes indicating the property will be their primary residence. A corrected application is required.		Reviewer Comment (2023-08-25): Corrected applications provided	08/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28965472	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28973846	xxxxxx	08/23/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing a 12 month payment history for the Borrower's primary residence xxxxxx. Further, the borrower just sold a previous property located on xxxxxx in which a history was not provided.		Reviewer Comment (2023-10-26): Supplement received for xxxxxx property up until 5/2023. Property sold xxxxxx per closing statement. Payment due xxxxxx Not 30 days late prior to sale. Received pay history for xxxxxx property.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28974103	xxxxxx	08/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Foreign LLC Certificate of Good Standing or equivalent if entity not formed in subject property state		Reviewer Comment (2023-10-26): Received overlay for this xxxxxx . Per investor management, can be utilized as an overlay to the 7.2023 guidelines. Foreign LLC document no longer required. COGS in file for Entity from formed State. Reviewer Comment (2023-10-13): The business registration does not have the business name on it from the City of xxxxxx. Reviewer Comment (2023-10-09): The document provided does not reflect the business name	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28974975	xxxxxx	08/23/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Borrower purchased property > 6 months ago but < 12 months. The lower of the purchase price + documented improvements is to be utilized. Lender utilized appraised value.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-16): Client elects to waive with verified compensation factors			10/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28975017	xxxxxx	08/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower provided a K-1 to support 100% ownership in the business, however the K-1 supports a negative ordinary income loss of $349.929.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-09): The CPA letter does not clear this condition. A K-1 with income should not have been submitted on a bank statement loan. Further, the K-1 income does not support the income.			10/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793194	xxxxxx	28975072	xxxxxx	08/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA questionnaire is incomplete. It does not specify how many units are OO or investor occupied to determine the guideline requirements were met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-09-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-05): The questionnaire must be completed and this must come from the HOA.			09/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795277	xxxxxx	28983097	xxxxxx	08/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-28): Gap provided	09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795277	xxxxxx	28983131	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	The guidelines require the business phone number verification via xxxxxxSearch, 411.com or internet; otherwise, CPA must verify the borrower’s nature of business and confirm that the business phone number is not required for the type of business being operated by the borrower, which was not provided in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28958465	xxxxxx	08/28/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx			Reviewer Comment (2023-10-25): Final SS provided with updated disbursement date Reviewer Comment (2023-10-23): No new documents received. Please try uploading again. Reviewer Comment (2023-10-19): The Final SS is not signed/stamped certified. Reviewer Comment (2023-10-17): PC-CD is a lender generated document. Provide the Final signed/stamped certified settlement statement to support the actual disbursement date and reduction in fees.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28958762	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.24670% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .24670%).			Reviewer Comment (2023-08-28): The client elects to waive.			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795275	xxxxxx	28958763	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan does not meet the Loan Designation of Non-QM due to the lender included bonus income of $10,000 per month to qualify the loan; however, the file does not contain any documentation that indicates the borrower receives bonus income, resulting in a DTI over the guideline limit.		Reviewer Comment (2023-10-18): The WVOE that included bonus amounts was provided. Reviewer Comment (2023-10-17): The 1003/1008 does not clear this condition. There isn't documentation in file to support borrower is receiving bonus income/has been receiving bonus income for 2 years.	10/18/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795275	xxxxxx	28958764	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.79438% moderately exceeds the guideline maximum of 49.99%. (DTI Exception is eligible to be regraded with compensating factors.)	The lender included bonus income of $10,000 per month to qualify the loan; however, the file does not contain any documentation that indicates the borrower receives bonus income, resulting in a DTI over the guideline limit.		Reviewer Comment (2023-10-18): The WVOE that included bonus amounts was provided. Reviewer Comment (2023-10-17): The 1003/1008 does not clear this condition. There isn't documentation in file to support borrower is receiving bonus income/has been receiving bonus income for 2 years.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28959064	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,779.00 exceeds tolerance of $5,834.00 plus 10% or $6,417.40. Insufficient or no cure was provided to the borrower. xxxxxx	The 10% Tolerance Fees increased from $5,834.00 on the initial Loan Estimate to $6,779.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-10-24): SitusAMC received corrected PCCD, LOX with Certified copy of the Final Settlement Statement.

Reviewer Comment (2023-10-20): SitusAMC received corrected PCCD dated xxxxxx and Final Settlement statement and provided Final SS not True and Certified. Also, missing LOX to borrower. Please provide True and Certified copy of the Final SS with LOE to borrower that accompanied the xxxxxx PCCD to finalize the fees.

Reviewer Comment (2023-10-18): SitusAMC received COC dated xxxxxx however the lender's title insurance increased on CD dated xxxxxx for $2200 from $1123 on LE dated xxxxxx Kindly provide a valid COC or provide cure for $361.60 .Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing .
															10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795275	xxxxxx	28959065	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $0.00 on the initial Loan Estimate to $8,250.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-18): SitusAMC received a valid COC.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795275	xxxxxx	28959066	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	The Reinspection Fee increased from $0.00 on the initial Loan Estimate to $175.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-18): SitusAMC received a valid COC.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795275	xxxxxx	28959083	xxxxxx	08/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.79438% exceeds Guideline total debt ratio of 49.99000%.	The lender included bonus income of $10,000 per month to qualify the loan; however, the file does not contain any documentation that indicates the borrower receives bonus income, resulting in a DTI over the guideline limit.		Reviewer Comment (2023-10-18): The WVOE that included bonus amounts was provided. Reviewer Comment (2023-10-17): The 1003/1008 does not clear this condition. There isn't documentation in file to support borrower is receiving bonus income/has been receiving bonus income for 2 years.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28960752	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan does not meet the ATR requirements due to the lender included bonus income of $10,000 per month to qualify the loan; however, the file does not contain any documentation that indicates the borrower receives bonus income, resulting in a DTI over the guideline limit.		Reviewer Comment (2023-10-18): The WVOE that included bonus amounts was provided. Reviewer Comment (2023-10-17): The 1003/1008 does not clear this condition. There isn't documentation in file to support borrower is receiving bonus income/has been receiving bonus income for 2 years.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28989004	xxxxxx	08/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Gap report provided dated post-close. Required to be dated prior to closing. No new debt obtained.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-11): Gap report provided dated post-close. Required to be dated prior to closing. No new debt obtained.			10/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795275	xxxxxx	28989073	xxxxxx	08/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Own/Rent was not provided		The application reflects the borrower rents for $0.00. If the borrower rents the departing residence, housing history for the most recent 12 months is required and the application needs to be updated with the correct rent amount. If the borrower lives rent free, an LOE executed by the relative the borrower lives with is required and the application needs to be updated to reflect No primary housing expense.		Reviewer Comment (2023-10-19): Updated 1003 provided Reviewer Comment (2023-10-17): LOE provided. Provide the corrected 1003 reflecting No Primary Housing history. Still reflects Rent at $0	10/19/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795274	xxxxxx	28983606	xxxxxx	08/29/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-09-11): The final title was provided.	09/11/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795274	xxxxxx	28983631	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Statement Statement	xxxxxx - Missing mortgage statement, if taxes and insurance are not escrowed than additional documents will be required. xxxxxx - Missing mortgage statement, if taxes and insurance are not escrowed than additional documents will be required.		Reviewer Comment (2023-09-11): The verification of payment for the REO properties were provided.	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795274	xxxxxx	28983686	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-26): Client elect to waive with verified compensation factors Reviewer Comment (2023-09-13): The CPA letter and VVOE does not clear this condition. The internet search, xxxxxxsearch or 411.com needs to be provided verifying the business phone number.			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795274	xxxxxx	28992989	xxxxxx	08/29/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the previous primary residence for 12 months.		Reviewer Comment (2023-09-11): A rent-free letter was provided.	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795274	xxxxxx	28992993	xxxxxx	08/29/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-11): The final title was provided.	09/11/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795276	xxxxxx	28961263	xxxxxx	08/29/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795276	xxxxxx	28961269	xxxxxx	08/29/2023	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Lender on appraisal report is xxxxxx. Lender on Note is xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-29): Client elects to waive			08/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795276	xxxxxx	28961276	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.08587% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .08587%).			Reviewer Comment (2023-08-29): Client elects to waive			08/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795276	xxxxxx	28992505	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-29): Client elects to waive			08/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795276	xxxxxx	28992714	xxxxxx	08/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-21): Gap report provided	09/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795276	xxxxxx	28992725	xxxxxx	08/29/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-26): Client elects to waive with verified compensation factors			09/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794054	xxxxxx	28975602	xxxxxx	08/24/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2023-09-07): The previous policy was provided. Reviewer Comment (2023-08-30): This is a refinance so we need evidence of the insurance that was in place when the loan closed.	09/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794054	xxxxxx	28975642	xxxxxx	08/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $836,487.66 is under disclosed by $46.06 compared to the calculated Finance Charge of $836,533.72 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge disclosed is $836,487.66. Calculated finance charge is $836,533.72. Variance of $46.06. Based on review, Title-Sales Tax Title Insurance fee of $46.06 was not included in finance charge calculation.		Reviewer Comment (2023-08-30): Fee was excluded from finance charge calculations.	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794054	xxxxxx	28977997	xxxxxx	08/24/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant	New York Subprime Loan: APR on subject loan of 9.39611% is in excess of allowable threshold of Prime Mortgage Market Rate 7.29000% + 1.75%, or 9.04000%. Compliant SubPrime Loan.			Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794054	xxxxxx	28978426	xxxxxx	08/24/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Counseling Disclosure not provided to borrower at the time of application, but within three days of application.		Reviewer Comment (2023-08-24): Client elects to waive			08/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791630	xxxxxx	28985308	xxxxxx	08/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-08-30): Gap provided	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791630	xxxxxx	28985318	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,375.00 exceeds tolerance of $995.00. Insufficient or no cure was provided to the borrower. (7561)	Cure nor valid COC provided		Reviewer Comment (2023-08-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791630	xxxxxx	28985320	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $455.00 exceeds tolerance of $335.00 plus 10% or $368.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2023-09-05): SitusAMC received updated CD with LOX for the Title fees are moved to section C and Sufficient cure provided at closing (on final CD) for the fees were exceeds 10% tolerance and resulting in a cleared exception.	09/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791630	xxxxxx	28988943	xxxxxx	08/28/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2023-09-26): An updated HOI policy with increased coverage was provided.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791630	xxxxxx	28989174	xxxxxx	08/28/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) CPA license number is missing 2) The CPA letter for ownership percentage does not specify what the business name is.		Reviewer Comment (2023-09-22): Updated letter provided. Business name is also on expense ratio letter. Reviewer Comment (2023-09-01): The license number was provided for item #1. Pending receipt of item #2 in the original condition.	09/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791630	xxxxxx	29007608	xxxxxx	09/05/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,375.00 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing. (7561)			Reviewer Comment (2023-09-05): Sufficient Cure Provided At Closing		09/05/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793475	xxxxxx	28977772	xxxxxx	08/28/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-09-07): E-consent provided	09/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28977815	xxxxxx	08/28/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.		Reviewer Comment (2023-09-07): FTP provided	09/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28977818	xxxxxx	08/28/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy hence unable to update title policy amount .		Reviewer Comment (2023-09-07): FTP provided	09/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28977908	xxxxxx	08/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2023-09-11): Final 1003 provided Reviewer Comment (2023-09-07): Document not provided in trailing documents. Please try uploading again.	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28988754	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-28): Client elects to waive			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28988755	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.56780% or Final Disclosure APR of 8.63300% is equal to or greater than the threshold of APOR 6.91% + 1.5%, or 8.41000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-09-28): Delivery provided

Reviewer Comment (2023-09-25): The signature on the LOE does not match the other documents in the file.

Reviewer Comment (2023-09-21): The waiver was checked by the borrower. Waiver is not allowed on HPML loans. Updated appraisal must be delivered to the borrower.

Reviewer Comment (2023-09-12): Origination appraisal and delivery provided. However, still need evidence the updated appraisal was delivered to the borrower.

Reviewer Comment (2023-09-07): The delivery provided is dated xxxxxx . The appraisal in file has a completion date of xxxxxx . The appraisal cannot be delivered prior to the completion of the report.
															09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28988756	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-09-28): Delivery provided

Reviewer Comment (2023-09-25): The signature on the LOE does not match the other documents in the file.

Reviewer Comment (2023-09-21): The waiver was checked by the borrower. Waiver is not allowed on HPML loans. Updated appraisal must be delivered to the borrower.

Reviewer Comment (2023-09-12): Origination appraisal and delivery provided. However, still need evidence the updated appraisal was delivered to the borrower.

Reviewer Comment (2023-09-07): The delivery provided is dated xxxxxx . The appraisal in file has a completion date of xxxxxx . The appraisal cannot be delivered prior to the completion of the report.
															09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	28989762	xxxxxx	08/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 7.2023 mortgage payment for the subject property.		Reviewer Comment (2023-09-07): Supplement provided	09/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	29083910	xxxxxx	09/21/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-21): Client elects to waive			09/21/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	29116523	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793475	xxxxxx	29116525	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792926	xxxxxx	28985438	xxxxxx	08/28/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-08-31): The fraud report was provided.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792926	xxxxxx	28985440	xxxxxx	08/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require the most recent 12 month rental history. The VOR in the file only covers 10 months of rental history. In addition, the guidelines require verification of rental history through the month of closing. The file is missing the third party documentation to verify the payments for xxxxxx and xxxxxx 23.		Reviewer Comment (2023-08-31): 12 months of rental payment was provided.	08/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792926	xxxxxx	28985442	xxxxxx	08/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Report Fee increased from $800.00 on the initial Loan Estimate to $865.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-09-05): SitusAMC Received PCCD, LOE, Refund check and Proof of Mailing. Reviewer Comment (2023-09-01): SitusAMC received COC dated xxxxxx however the reason mentioned is not a valid reason. Kindly provide a valid COC as to why the fee increased on LE dated xxxxxx or provide cure docs, Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.		09/05/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792926	xxxxxx	28988819	xxxxxx	08/28/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Guidelines require the borrower to be self-employed with the business for at least 2 years. The borrower has only bee self-employed for 1 year. The file contains an investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-28): Client elects to waive with verified compensation factors			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792999	xxxxxx	28982950	xxxxxx	08/28/2023	Compliance	Compliance	State Compliance	State Defect	New Jersey Prepayment Penalty	New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.			Reviewer Comment (2023-08-28): Client elects to waive			08/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984309	xxxxxx	08/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-01): UDN provided on fraud report	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984317	xxxxxx	08/29/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The verification of mortgage in file is from a non institutional lender which requires 6 months cancelled checks. In addition, the loan file does not document that the 07.2023 payment was made.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-13): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-05): There is no evidence the borrower paid Jan early. A lender cert is not acceptable.

Reviewer Comment (2023-10-04): Mortgage company LOE verifying 7.2023 payment included in payoff as well as check for xxxxxx for the 3/2023 payment and check 6/2023. Pending receipt of the 1/2023 cancelled check per comments on xxxxxx

Reviewer Comment (2023-09-21): The LOE is not acceptable. If the loan closed in xxxxxx, the 7/2023 payment is required. The payment would not be included in the payoff. If it was, we need something from the mortgage company stating this. Also, all checks were not provided. Need the 1/2023 cancelled check, as well as the 6/2023 cancelled check was not provided, nor the check for xxxxxx which, per the LOE is the xxxxxx check.
																	10/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984321	xxxxxx	08/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is marked as xxxxxx on the appraisal and not allowed per guidelines. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-09-07): Client elect to waive with verified compensaiton factors			09/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984347	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	08.01.2023 Closing Disclosure in file is incomplete and was not used for compliance testing.		Reviewer Comment (2023-08-29): Client elects to waive			08/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984348	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate – Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD xxxxxx is inaccurate (off by more than 0.125%) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing. (Final xxxxxx)	08.01.2023 Closing Disclosure in file is incomplete and was not used for compliance testing.		Reviewer Comment (2023-09-26): Completed signed and dated xxxxxx CD provided. Condition cleared after update.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984349	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	RTC Expiration Date xxxxxx < Expected RTC Expiration Date xxxxxx. The Final CD provided with an issue date of xxxxxx was signed and dated by the borrower xxxxxx	Reviewer Comment (2023-11-06): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2023-11-03): Expiration is xxxxxx midnight. The condition can be cured after today. Queue the exception on Monday for cure.

Reviewer Comment (2023-11-01): Once the new RTC has expired this exception will be cleared.

Reviewer Comment (2023-10-31): The RTC was received, however LOE to borrower nor evidence of delivery was provided. The new rescission starts the day the borrower receives the new RTC for and the expiration date is 3 business days from receipt.

Reviewer Comment (2023-10-16): The HOI does not clear this condition. See comments from xxxxxx The CD signed and dated xxxxxx has multiple sections left blank or reflecting $0. Evidence will need to be provided the completed final CD that has a e-signature of xxxxxx was given to the borrower at closing to be considered for rescission or rescission will need to be re-opened.

Reviewer Comment (2023-10-05): The CD signed and dated xxxxxx has multiple sections left blank or reflecting $0. Evidence will need to be provided the completed final CD that has a e-signature of xxxxxx was given to the borrower at closing to be considered for rescission.

Reviewer Comment (2023-09-26): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Truth in Lending Act:  Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .
																11/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	28984380	xxxxxx	08/29/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,547.10 exceeds tolerance of $6,600.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increased from $6,600 on the Closing Disclosure dated xxxxxx to $7,547.10 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-09-20): SitusAMC received updated Changed Circumstance dated xxxxxx .

Reviewer Comment (2023-09-18): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on why the fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	28993022	xxxxxx	08/29/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The signed 08.01.2023 closing disclosure is incomplete as the first page is missing payment/escrow information.		Reviewer Comment (2023-09-26): Signed and dated completed CD provided Reviewer Comment (2023-09-08): The CD provided is not signed or dated. Provide the completed signed and dated Final CD.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	28993090	xxxxxx	08/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower's YTD earnings are not within 10% or > of the prior year earnings as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-07): The condition is not stating the YTD is not supported. The condition is stating that the YTD earnings are not within 10% or greater of the prior year's earnings as required by guidelines.			10/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	29096127	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2239467)	Reviewer Comment (2023-10-31): SitusAMC received PCCD, and RTC.

Reviewer Comment (2023-10-26): Updated HOI provided and updated in Clarity with revised premium of $1,967.77/annually or $163.98/month. PC-CD is still incorrect though. Cure provisions: Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD

Reviewer Comment (2023-10-10): SitusAMC received xxxxxx CD and LOE to borrower.  However the estimated escrow amount of $781.60 does not match to the actual escrow amount or the IEAD which reflects $854.61/mo.Appears the Homeowners Insurance amount has a discrepancy.  CD reflects monthly escrow of $149.94/mo which is $1799.28 annual, but the documented insurance premium is $2675.40 annual or $222.95/mo (which matches to the IEAD disclosure).  Corrected CD and LOE to borrower correcting HOI amount to match to documented cost and IEAD.
																10/31/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	29096128	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC Expiration Date xxxxxx < Expected RTC Expiration Date xxxxxx. The Final CD provided with an issue date of xxxxxx was signed and dated by the borrower xxxxxx	Reviewer Comment (2023-11-06): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2023-11-03): Expiration is xxxxxx midnight. The condition can be cured after today. Queue the exception on Monday for cure.

Reviewer Comment (2023-11-01): Once the new RTC has expired this exception will be cleared.

Reviewer Comment (2023-10-31): The RTC was received, however LOE to borrower nor evidence of delivery was provided. The new rescission starts the day the borrower receives the new RTC for and the expiration date is 3 business days from receipt.

Reviewer Comment (2023-10-10): Unfortunately, the LOE provided does not clear this condition. The borrower signed and dated the incorrect CD, therefore it must be considered. Further, the LOE highlighted states the corrected date for the CD should be xxxxxx . Recission will need to be re-opened.
																11/06/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	29096130	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.		Reviewer Comment (2023-09-26): Sufficient Cure Provided At Closing		09/26/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	793522	xxxxxx	29164053	xxxxxx	10/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	An additional CD was provided signed and dated by the borrower xxxxxx which does not have any information completed.	Reviewer Comment (2023-10-24): Client elects to wave. SOL 1 year. Expires xxxxxx

Reviewer Comment (2023-10-20): Documents 220 and 47 are incomplete CD, but have been signed by borrower and therefore must be included in testing per  per TRID Grid 4.0 Additional Considerations Row 3…

LEs/CDs Not Provided/Received by Consumer
The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer. This is a timing exception with no visible means of cure.

Reviewer Comment (2023-10-17): The CD provided is not acceptable as the signatures do not match the other documents in file and the date on signature date on the CD is pre-printed.
																	10/24/2023	3		C		C		C		C		C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793522	xxxxxx	29345313	xxxxxx	10/26/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Updated HOI policy provided with reduced premium does not reflect ISAOA.		Reviewer Comment (2023-11-01): An updated HOI policy to include ISAOA in the Mortgagee was provided. Reviewer Comment (2023-10-31): The Mortgagee still does not reflect ISAOA for the Lender.	11/01/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28989100	xxxxxx	08/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Flood Insurance Policy is missing xxxxxx from the address.		Reviewer Comment (2023-09-07): A current Flood Policy with xxxxxx added to the address was provided. Reviewer Comment (2023-09-06): The policy provided is dated 1 year post-close.	09/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28989388	xxxxxx	08/30/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the statement to verify taxes and insurance are escrowed.		Reviewer Comment (2023-09-01): Evidence of taxes and insurance provided. Statement not provided, therefore not assuming it is escrowed.	09/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28997550	xxxxxx	08/30/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-08-30): Client elects to waive			08/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28997565	xxxxxx	08/30/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2023-12-21): A CDA was provided. Reviewer Comment (2023-09-01): Client elects to waive	12/21/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28997899	xxxxxx	08/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the CD for the REO property to verify the HELOC with xxxxxx. was paid off in full.		Reviewer Comment (2023-09-06): Final CD provided reflecting xxxxxx lien paid off. Reviewer Comment (2023-09-01): The CD provided is the Final CD for the transaction. Please review the original condition. Provide the CD for the REO property on xxxxxx to support the HELOC with xxxxxx was paid in full. A partial page of xxxxxx ttlement statement was provided reflecting it may have been paid off. If not, this will need to be added to the DTI.	09/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795848	xxxxxx	28997952	xxxxxx	08/30/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Initial 1003, dec page, reflects intent to occupied.		Reviewer Comment (2023-08-30): Client elects to waive			08/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794279	xxxxxx	29009905	xxxxxx	09/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-09-12): PDI received dated 9.11.2023. No Damage	09/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794279	xxxxxx	29010016	xxxxxx	09/07/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: *xxxxxx, Address: xxxxxx Statement Insurance Verification, Other, Tax Verification	The file is missing verification that the taxes and insurance are included in the first lien mortgage payment for the primary residence. In addition, the file is missing evidence of taxes, insurance, and that the property is owned free and clear for the property located at xxxxxx.	Reviewer Comment (2023-10-18): Received Grant Deed for property address xxxxxx, showing an different borrower name. Exception cleared.

Reviewer Comment (2023-09-28): The xxxxxx reflects an outstanding mortgage for the property located at xxxxxx.

Reviewer Comment (2023-09-28): The free and clear document should be for xxxxxx. The property profile report provided is for xxxxxx.

Reviewer Comment (2023-09-21): Cleared in error. Evidence of T&I provided. Pending receipt of evidence Free and Clear. The HOI is not sufficient proof of free and clear as the mortgagee is omitted at times by mistake.

Reviewer Comment (2023-09-21): Evidence of T&I provided. Pending receipt of evidence Free and Clear. The HOI is not sufficient proof of free and clear as the mortgagee is omitted at times by mistake.

Reviewer Comment (2023-09-20): The tax and HOI documents provided are for xxxxxx. The property disclosed was xxxxxx per the LOE and lease agreements. Further, the HOI is not sufficient proof of free and clear as the mortgagee is omitted at times by mistake.

Reviewer Comment (2023-09-14): Received statement for the primary residence. No documents were received for the property located at xxxxxx.
															10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794279	xxxxxx	29010347	xxxxxx	09/07/2023	Credit	Guideline	Guideline Issue	Guideline	The property site acres is greater than 10 acres which does not meet guidelines.		The appraisal report reflects the acreage as xxxxxx acres. The transaction is an investment property transaction. The guidelines only allow up to 2 acre properties for an investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-28): The client elects to waive. Reviewer Comment (2023-09-14): Lender would like to waive			09/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794279	xxxxxx	29011180	xxxxxx	09/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-06): Client elects to waive			09/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794363	xxxxxx	29028315	xxxxxx	09/12/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The guidelines require the borrower to be in business for at least 2 years. The business entity document reflects the business was not established until xxxxxx , which is less than 2 years from the closing. Lender approved exception in file. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-02): Client elects to waive with verified compensation factors			10/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794363	xxxxxx	29028330	xxxxxx	09/12/2023	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		The guidelines allow 2% seller concessions on an investment property. The seller provided concessions of 4.45%. Lender approved exception in file. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-02): Client elects to waive with verified compensation factors			10/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794363	xxxxxx	29028698	xxxxxx	09/12/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2023-09-11): Client elects to waive			09/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794774	xxxxxx	29022919	xxxxxx	09/12/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Index	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on xxxxxx did not disclose Index. (Final xxxxxx)	The final Closing Disclosure reflects the Index as Other on the AIR Table.		Reviewer Comment (2023-09-13): Exception cured prior to discovery.		09/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796017	xxxxxx	29022478	xxxxxx	09/12/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.21821% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.21821%).			Reviewer Comment (2023-09-11): Client elects to waive			09/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796017	xxxxxx	29022494	xxxxxx	09/12/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The Notice of Special Flood Hazard Disclosure was not provided to the borrower until closing.		Reviewer Comment (2023-09-11): Client elects to waive			09/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796017	xxxxxx	29028945	xxxxxx	09/12/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 declaration Section A needs to be checked as Yes, as the borrower had an ownership interest in another property xxxxxx.		Reviewer Comment (2023-09-13): Corrected 1003 provided	09/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794053	xxxxxx	29025587	xxxxxx	09/12/2023	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Escrows were waived, however, borrower did not meet the minimum score required of 720 required by guidelines for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-09-18): Client elects to waive with verified compensation factors			09/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794175	xxxxxx	29035587	xxxxxx	09/14/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-09-22): Cleared report provided	09/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794175	xxxxxx	29050161	xxxxxx	09/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Per LOE borrower lives rent free and does not rent.		Reviewer Comment (2023-09-15): 1003 reflects no rent.	09/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794175	xxxxxx	29050167	xxxxxx	09/14/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a color appraisal.		Reviewer Comment (2023-09-15): Ab appraisal with color photos was provided.	09/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794175	xxxxxx	29050196	xxxxxx	09/14/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	2 of the 4 lease agreements are missing. Provide the leases for xxxxxx. Further, the lease for xxxxxx has expired. Provide the ext of lease or 2 months rent receipt if converted to month to month.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-25): Lender would like to waive

Reviewer Comment (2023-10-13): The lease for xxxxxx was provided at time of review. Please see comments from xxxxxx : The lease agreement for xxxxxx (which would be xxxxxx) was provided. The ext is also for xxxxxx as the names match the names on the lease. The full lease agreement for xxxxxx is not executed and is required. Further, xxxxxx lease was not provided nor the ext for xxxxxx. If xxxxxx converted to month to month without an annual ext, then 2 months rent receipts are required..

Reviewer Comment (2023-10-11): The lease agreement for xxxxxx (which would be xxxxxx) was provided. The ext is also for xxxxxx as the names match the names on the lease. The full lease agreement for xxxxxx is not executed and is required. Further, xxxxxx lease was not provided nor the ext for xxxxxx. If xxxxxx converted to month to month without an annual ext, then 2 months rent receipts are required..

Reviewer Comment (2023-10-09): This loans was reviewed to Verus guidelines. Per guidelines on refinances, if properties are leased a copy of the lease agreement is required. If a lease expired and converted to month to month, 2 months rent receipts are required or else the unit is considered vacant and a 5% LTV reduction is to be applied.

1) With the borrower’s FICO and CBSA state, the max LTV for a C/O refinance  is 70% and the loan closed at 70%. If one of the units is considered vacant, an LTV exception will be required with a max of 65%.
2) Regardless of what amount was utilized to qualify, lease agreements are a guideline requirement for refinances.

Reviewer Comment (2023-09-15): We have leases for units xxxxxx and xxxxxx so need units xxxxxx and xxxxxx leases.
																	10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794962	xxxxxx	29034564	xxxxxx	09/15/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.11162% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .11162%).			Reviewer Comment (2023-09-14): Client elects to waive			09/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794962	xxxxxx	29034569	xxxxxx	09/15/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The file is missing Seller Closing Disclosure and the Borrower's Closing Disclosure does not reflect any Seller fees.		Reviewer Comment (2023-09-20): SitusAMC received Seller CD. .	09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794962	xxxxxx	29034612	xxxxxx	09/15/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-09-14): Client elects to waive			09/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29034718	xxxxxx	09/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-09-19): Gap provided	09/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29035099	xxxxxx	09/15/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-19): Supplement provided	09/19/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29035219	xxxxxx	09/15/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-14): Client elects to waive			09/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29035236	xxxxxx	09/15/2023	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx	Required verification of employment for borrower's income from IHSS.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-22): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-19): The VVOE provided for IHSS is dated post-closing.			09/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29035237	xxxxxx	09/15/2023	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx	Required verification of employment for borrower's income from IHSS.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-22): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-19): The VVOE provided for IHSS is dated post-closing.			09/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29051073	xxxxxx	09/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to closing. Provide the Final signed/stamped certified settlement statement to verify disbursement date.		Reviewer Comment (2023-09-20): Final stamped SS provided Reviewer Comment (2023-09-20): No new documents uploaded to trailing documents for this condition. Please try uploading again.	09/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794831	xxxxxx	29051105	xxxxxx	09/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rental income deposits were deposited into the same account as the income bank statements utilized to qualfiy. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-14): Client elects to waive with verified compensation factors			09/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795245	xxxxxx	29051472	xxxxxx	09/18/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-09-21): Fraud Report provided	09/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795245	xxxxxx	29051497	xxxxxx	09/18/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.37145% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .37145%).			Reviewer Comment (2023-09-18): Client elect to waive			09/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795245	xxxxxx	29064042	xxxxxx	09/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the P&L program, the P&L is required to be prepared by a CPA, EA or CTEC. The prepare is a PTIN.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-02): Client elects to waive with verified compensation factors			10/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797053	xxxxxx	29050372	xxxxxx	09/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Declaration question If YES, have you had an ownership interest in another property in the last three years? Is incorrectly checked as No. Require corrected 1003 reflecting this question as Yes.		Reviewer Comment (2023-09-22): Corrected application provided	09/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797053	xxxxxx	29050854	xxxxxx	09/19/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2023-09-19): Client elects to waive			09/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796758	xxxxxx	29054971	xxxxxx	09/19/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-25): Approval was provided. Reviewer Comment (2023-10-24): Received Approval is not signed, Please provide the Approval document with signature on 2nd page, Exception remains. Reviewer Comment (2023-10-22): The document provided is not executed.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796758	xxxxxx	29054972	xxxxxx	09/19/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2023-09-22): OFAC provided	09/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796758	xxxxxx	29067383	xxxxxx	09/19/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the 12 month VOR for the borrower's primary residence on xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-15): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-13): An email was provided which is not acceptable. A completed VOR is required and if from a private party, cancelled checks/bank statements are required. Any reduction in payments must be explained by the landlord.

Reviewer Comment (2023-11-07): Provided VOR is incomplete, as certain section are not completed. Also, any reduction in payment explanations must come from the landlord.

Reviewer Comment (2023-10-16): The 1003 reflects the borrower lives on xxxxxx. The payment history provided is for the property on xxxxxx. Further, per the guidelines, a VOR is required in addition to any payment ledger or cancelled checks provided. Also, any reduction in payment explanations must come from the landlord.
																	11/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794339	xxxxxx	29068163	xxxxxx	09/19/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Settlement Statement in file is not signed/stamped certified. Further, the Settlement Statement reflects Mortgage Insurance was collected for escrows, however there is no MI on the file.		Reviewer Comment (2023-09-28): The final settlement statement was provided.	09/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	794339	xxxxxx	29068173	xxxxxx	09/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Accessory Unit - CA-Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease with two (2) months proof of current receipt. The 1007 does not reflect if the rents include the accessory unit rents, the lease does not specify if it is for the accessory unit, and 2 months rent receipts were not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2.75 Years of Experience. Currently holds 4 Properties.	Reviewer Comment (2023-10-24): The client elects to waive.

Reviewer Comment (2023-10-24): Email to investor: Per the lease agreement, the address is listed as xxxxxx. The subject property address is xxxxxx. Based on the pictures of the appraisal, the accessory unit appears to be occupied. It is not clear if the 1007 or the lease agreement includes the xxxxxx rents. Per the guidelines for xxxxxx for refinances, the market rent for the xxxxxx should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease with two (2) months proof of current receipt. Verus can elect to waive this condition with verified compensation factors.
																	10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790233	xxxxxx	29056363	xxxxxx	09/19/2023	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Policy number is not provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-19): Client elects to waive			09/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790233	xxxxxx	29056513	xxxxxx	09/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Reviewer Comment (2023-10-03): SitusAMC received disclosure tracking for the xxxxxx CD.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794963	xxxxxx	29054790	xxxxxx	09/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 declaration question B is checked as Yes, the subject transaction is refinance. Require corrected final 1003 reflecting declaration question B checked as No.		Reviewer Comment (2023-09-26): Corrected 1003 provided	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794963	xxxxxx	29055301	xxxxxx	09/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on xxxxxx disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final xxxxxx)	The Closing Disclosure reflects the minimum interest rate as 4.5%; however, the margin is 5%.		Reviewer Comment (2023-09-29): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		09/29/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794963	xxxxxx	29055302	xxxxxx	09/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2232651)	The Closing Disclosure reflects the minimum interest rate as 4.5%; however, the margin is 5%.		Reviewer Comment (2023-10-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure along with proof of reopening of rescission. Reviewer Comment (2023-09-29): SitusAMC received Corrected CD and LOE to borrower and proof of mailing. However, as this is related to the payment schedule (Material Disclosure item) on a rescindable transaction, the reopening of rescission is also required to finalize this cure. Provide proof rescission is reopened to all consumers required.		10/04/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794963	xxxxxx	29055303	xxxxxx	09/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2232652)	The Closing Disclosure reflects the minimum interest rate as 4.5%; however, the margin is 5%.		Reviewer Comment (2023-10-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure along with proof of reopening of rescission. Reviewer Comment (2023-09-29): SitusAMC received Corrected CD and LOE to borrower and proof of mailing. However, as this is related to the payment schedule (Material Disclosure item) on a rescindable transaction, the reopening of rescission is also required to finalize this cure. Provide proof rescission is reopened to all consumers required.		10/04/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794963	xxxxxx	29068877	xxxxxx	09/19/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned > 6 months but less than 12 months are restricted to using the lower of the purchase price + doc improvements or the appraised value. The lender utilized the higher appraised value. Seasoning is determined from acquisition to application date.		Reviewer Comment (2023-09-28): A corrected 1008 reflecting the purchase price was used for the value was provided. Reviewer Comment (2023-09-20): Per the 1008, the lender utilized the appraised value. Provide the updated 1008 with the correct value to be utilized.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797182	xxxxxx	29067008	xxxxxx	09/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: First Time Home Buyer is blank.		The application reflects the Declarations A as "No" the borrower has not owned any property in the last three years. However, the credit report reflects there was a mortgage open through xxxxxx and the fraud report reflects the borrower owned a property on xxxxxx through xxxxxx . The application should be updated to reflect the borrower had ownership in another property in the last three years.		Reviewer Comment (2023-09-27): Corrected 1003 provided Reviewer Comment (2023-09-21): An LOE from the borrower does not trump property profile and credit report information. The credit report reflects a mortgage and the fraud report reflects ownership. Provide the corrected 1003.	09/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797182	xxxxxx	29067033	xxxxxx	09/20/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file contains a signed disclosure indicating the bororwer received a copy of the appraisal report at least 3 days prior to closing; however, the appraisal report is dated xxxxxx , which is the same day as closing; therefore, the borrower could not have received the appraisal report 3 days prior to closing.		Reviewer Comment (2023-09-19): Client elects to waive			09/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797182	xxxxxx	29067034	xxxxxx	09/20/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.51534% or Final Disclosure APR of 9.57000% is equal to or greater than the threshold of APOR 7.42% + 1.5%, or 8.92000%. Non-Compliant Higher Priced Mortgage Loan.	The file contains a signed disclosure indicating the bororwer received a copy of the appraisal report at least 3 days prior to closing; however, the appraisal report is dated xxxxxx , which is the same day as closing; therefore, the borrower could not have received the appraisal report 3 days prior to closing.	Reviewer Comment (2023-09-28): Delivery provided

Reviewer Comment (2023-09-27): The disclosure signed on xxxxxx states the borrower received the appraisal 3 days prior to closing. The day of closing day is not considered in the timing. The updated appraisal was completed xxxxxx There are not 3 days between xxxxxx and xxxxxx, therefore the statement they received the appraisal 3 days prior to closing is not valid. The lender will need to provide evidence the updated appraisal dated xxxxxx was delivered to the borrower. As stated previously, since the value did not change from origination, the appraisal can be delivered now to update the condition to an EV2/B which the investor waives automatically.

Reviewer Comment (2023-09-25): Unfortunately, there is no leeway to regulations. The loan closed xxxxxx  There is no evidence provided that the borrower received the updated appraisal on xxxxxx The disclosure signed on xxxxxx reflects they received the valuation 3 days prior to close which would not be possible if the loan closed xxxxxx  The day of closing is not considered. The timing requirement is 3 business days prior to closing. Considering the value did not change from origination appraisal to updated appraisal, the delivery of the xxxxxx appraisal can occur after closing which will update the condition to an EV2/B.

Reviewer Comment (2023-09-25): Received origination appraisal and delivery. Delivery of the updated appraisal still needs to be provided.

Reviewer Comment (2023-09-21): The same document was provided that was previously provided in file. Please review the original exception: The file contains a signed disclosure indicating the borrower received a copy of the appraisal report at least 3 days prior to closing; however, the appraisal report is dated xxxxxx , which is the same day as closing; therefore, the borrower could not have received the appraisal report 3 days prior to closing.
															09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797182	xxxxxx	29067035	xxxxxx	09/20/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The file contains a signed disclosure indicating the bororwer received a copy of the appraisal report at least 3 days prior to closing; however, the appraisal report is dated xxxxxx , which is the same day as closing; therefore, the borrower could not have received the appraisal report 3 days prior to closing.	Reviewer Comment (2023-09-28): Delivery provided

Reviewer Comment (2023-09-27): The disclosure signed on xxxxxx states the borrower received the appraisal 3 days prior to closing. The day of closing day is not considered in the timing. The updated appraisal was completed xxxxxx There are not 3 days between xxxxxx and xxxxxx, therefore the statement they received the appraisal 3 days prior to closing is not valid. The lender will need to provide evidence the updated appraisal dated xxxxxx was delivered to the borrower. As stated previously, since the value did not change from origination, the appraisal can be delivered now to update the condition to an EV2/B which the investor waives automatically.

Reviewer Comment (2023-09-25): Unfortunately, there is no leeway to regulations. The loan closed xxxxxx  There is no evidence provided that the borrower received the updated appraisal on xxxxxx The disclosure signed on xxxxxx reflects they received the valuation 3 days prior to close which would not be possible if the loan closed xxxxxx  The day of closing is not considered. The timing requirement is 3 business days prior to closing. Considering the value did not change from origination appraisal to updated appraisal, the delivery of the xxxxxx appraisal can occur after closing which will update the condition to an EV2/B.

Reviewer Comment (2023-09-25): Received origination appraisal and delivery. Delivery of the updated appraisal still needs to be provided.

Reviewer Comment (2023-09-21): The same document was provided that was previously provided in file. Please review the original exception: The file contains a signed disclosure indicating the borrower received a copy of the appraisal report at least 3 days prior to closing; however, the appraisal report is dated xxxxxx , which is the same day as closing; therefore, the borrower could not have received the appraisal report 3 days prior to closing.
															09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797182	xxxxxx	29112305	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795724	xxxxxx	29064875	xxxxxx	09/21/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Trust Funds / Account Number: xxxxxx	As per guidelines require the most recent two (2) months’ statements; however, the file contains only 1 month statement from xxxxxx account xxxxxx.		Reviewer Comment (2023-09-29): The additional month's statement was provided.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795724	xxxxxx	29064882	xxxxxx	09/21/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-09-29): A UCDP with a CU Score of 1 was provided.	09/29/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795724	xxxxxx	29064909	xxxxxx	09/21/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.94170% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.94170%).			Reviewer Comment (2023-09-21): Client elects to waive			09/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795724	xxxxxx	29071094	xxxxxx	09/21/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements, Trust Agreement	The loan file is missing a copy of the trust agreement and the xxxxxx statement for the trust funds being used for income qualification to verify continuance.		Reviewer Comment (2023-09-29): The required docs were provided.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795724	xxxxxx	29071097	xxxxxx	09/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing a copy of the trust agreement for access to funds used for closing and reserves.		Reviewer Comment (2023-09-29): The required docs were provided.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793985	xxxxxx	29086200	xxxxxx	09/22/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	There is a notice in file that reflects borrower received the appraisal at least 3 days prior to closing. However, appraisal was completed on xxxxxx and loan closed xxxxxx The borrower could not have received the appraisal 3 days prior to closing. The day of closing is not counted.		Reviewer Comment (2023-09-22): Client elects to waive			09/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793985	xxxxxx	29086202	xxxxxx	09/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.43779% or Final Disclosure APR of 9.51200% is equal to or greater than the threshold of APOR 7.29% + 1.5%, or 8.79000%. Non-Compliant Higher Priced Mortgage Loan.	There is a notice in file that reflects borrower received the appraisal at least 3 days prior to closing. However, appraisal was completed on xxxxxx and loan closed xxxxxx The borrower could not have received the appraisal 3 days prior to closing. The day of closing is not counted.		Reviewer Comment (2023-09-26): Origination report provided. Delivery of origination report and updated report in file.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793985	xxxxxx	29086203	xxxxxx	09/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	There is a notice in file that reflects borrower received the appraisal at least 3 days prior to closing. However, appraisal was completed on xxxxxx and loan closed xxxxxx The borrower could not have received the appraisal 3 days prior to closing. The day of closing is not counted.		Reviewer Comment (2023-09-26): Origination report provided. Delivery of origination report and updated report in file.	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793985	xxxxxx	29086206	xxxxxx	09/22/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in xxxxxx.		Per the HOA questionnaire, xxxxxx. Investor exception will be required.		Reviewer Comment (2023-09-25): Judgment for xxxxxx provided in favor of the HOA. HOA is no longer in xxxxxx	09/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	793985	xxxxxx	29096212	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-09-26): Client elects to waive			09/26/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797094	xxxxxx	29071227	xxxxxx	09/22/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-22): Client elects to waive			09/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794973	xxxxxx	29076586	xxxxxx	09/25/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.38392% or Final Disclosure APR of 9.46700% is equal to or greater than the threshold of APOR 7.29% + 1.5%, or 8.79000%. Non-Compliant Higher Priced Mortgage Loan.	Consumer cannot be charged for two appraisals on flip transactions		Reviewer Comment (2023-10-04): Loan is HPML Compliant Reviewer Comment (2023-09-27): Provide the final stamped settlement statement to support the updated fee paid by others.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794973	xxxxxx	29076588	xxxxxx	09/25/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor improperly charged consumer for two (2) appraisals.	Consumer cannot be charged for two appraisals on flip transactions		Reviewer Comment (2023-10-04): Appraisal was paid by the Broker. PCCD and Settlement Statement provided for support. Reviewer Comment (2023-09-27): Provide the final stamped settlement statement to support the updated fee paid by others.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Provide evidence of the refund of the amount charged to the consumer for the second appraisal performed on the subject property. (Include a copy of the Refund Check, Proof of Delivery, and Cover Letter)	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794973	xxxxxx	29076590	xxxxxx	09/25/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The Second Appraisal Report Fee increased from $0.00 on the initial Loan Estimate to $630.00 on the final Closing Disclosure without a valid change of circumstance. UW condition is not a valid COC.		Reviewer Comment (2023-10-11): SitusAMC Received PCCD, LEO and Final SS Reviewer Comment (2023-10-04): SitusAMC received PCCD & final settlement statement however we still require LOE to borrower. Please provide LOE in order to clear this exception. Reviewer Comment (2023-09-28): SitusAMC received PCCD dated xxxxxx for the 2nd appraisal fee moved to paid by others. Provide the final stamped settlement statement to support the updated fee paid by others with LOX to borrower to reevaluate this exception.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794973	xxxxxx	29078356	xxxxxx	09/25/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Search	The guidelines require an independent third-party verification is required to support the existence of business (e.g. internet/online verification, Secretary of State business search, local licensing records, etc.) which was not provided in the file for the borrower's employer.		Reviewer Comment (2023-09-27): Third party search provided Reviewer Comment (2023-09-26): The search is not dated. Provide the pull date for the search.	09/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794701	xxxxxx	29078733	xxxxxx	09/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Require mortgage payment history for the month of August 2023 for xxxxxx.		Reviewer Comment (2023-09-29): Received Check to verify payment has been made for August 2023. Exception cleared.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794701	xxxxxx	29078770	xxxxxx	09/25/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-25): Client elects to waive			09/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	794701	xxxxxx	29080878	xxxxxx	09/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.		The loan was approved as an investment property; however, the hazard insurance policy notes indicates the property is a second home.		Reviewer Comment (2023-09-28): Agent email and processor cert provided Reviewer Comment (2023-09-28): A processor cert is not acceptable. The HOI will need to be updated or the LOE will need to come from the agent noting this is not a second home and the coding.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795393	xxxxxx	29087744	xxxxxx	09/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in a Trust, however the DOT + Riders signature only reflects an individual. Should reflect the Trustee and Trust. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2023-10-26): The correct Mortgage was recorded. Reviewer Comment (2023-10-05): This is part of the cure provisions when the initial DOT is incorrect. Both are dated the same so it is not known which was completed last. Provide the LOE, LOI, and evidence of delivery to the borrower. Reviewer Comment (2023-10-04): Received corrected DOT + Riders. Pending receipt of LOE to borrower, evidence of delivery to the borrower and Lender' Letter of intent to re-record.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	794436	xxxxxx	29078590	xxxxxx	09/25/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy, xxxxxx Policy and Flood Insurance Policy Effective Date is after consummation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794436	xxxxxx	29083095	xxxxxx	09/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided	Reviewer Comment (2023-11-13): Removed account xxxxxx. New account provided for xxxxxx with trust for that account

Reviewer Comment (2023-11-13): The same documents were provided that were in file at time of review. The trust agreement provided is for xxxxxx. The bank statements reflect xxxxxx for the xxxxxx. The Trust Agreement does not refence xxxxxx nor reflects these are one in the same.

Reviewer Comment (2023-10-12): The trust documents are not sufficient as they are not for the trust listed on the bank statements. The trust agreement provided is for xxxxxx. The bank statements reflect xxxxxx. The Trust Agreement does not refence xxxxxx nor reflects these are one in the same.

Reviewer Comment (2023-10-05): The trust agreement provided is not for the trust listed on the asset account. Need the trust for the xxxxxx U/A DTD xxxxxx .
															11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795763	xxxxxx	29082985	xxxxxx	09/26/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-09-26): Approval provided	09/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795763	xxxxxx	29083054	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing a copy of the initial Closing Disclosure.		Reviewer Comment (2023-09-28): SitusAMC received xxxxxx CD 3 business days prior to consummation.	09/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794146	xxxxxx	29083647	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,500.00 exceeds tolerance of $1,195.00. Sufficient or excess cure was provided to the borrower at Closing. (7561)			Reviewer Comment (2023-09-21): Sufficient Cure Provided At Closing		09/21/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794146	xxxxxx	29083660	xxxxxx	09/26/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Counseling Disclosure not provided to borrower at the time of application, but within three days of application.		Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794146	xxxxxx	29083667	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $567.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-09-21): Sufficient Cure Provided At Closing		09/21/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794146	xxxxxx	29086035	xxxxxx	09/26/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 9.07523% or Final Disclosure APR of 9.04400% is in excess of allowable threshold of Prime Mortgage Market Rate 6.96000 + 1.75%, or 8.71000%. Compliant SubPrime Loan.			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794146	xxxxxx	29086417	xxxxxx	09/26/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard insurance reflects the city as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-10-03): Updated HOI provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794146	xxxxxx	29086420	xxxxxx	09/26/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the city as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-10-03): Corrected CDA provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797104	xxxxxx	29083953	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-25): Client elects waive			09/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797104	xxxxxx	29083954	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.58354% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .58354%).			Reviewer Comment (2023-09-25): Client elects waive			09/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797104	xxxxxx	29083967	xxxxxx	09/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-394.00. (9300)	Zero Percent Tolerance exceeded for Lender Credits. Lender credit issued (-394.00) on the xxxxxx loan estimate in file. The loan estimate dated xxxxxx the credit was removed without a valid change of circumstance.	Reviewer Comment (2023-11-01): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Reviewer Comment (2023-10-09): SitusAMC received rebuttal that Broker may not have been informed the property was a xxxxxx at application.  However, the initial application reflects a property address with an Apt # and in xxxxxx which would be sufficient information for the originator to question the property type and properly disclose costs to borrower at application.  Originator mistake would not be a sufficient reason for a valid changed circumstance.

Reviewer Comment (2023-10-04): SitusAMC received changed circumstance for xxxxxx LE which had change date of xxxxxx with a reason of Property type to xxxxxx, which removed the lender credit and added discount points.  Why was the property type unknown at initial application that would of disclosed proper pricing?  Please provide additional information and documentation to support how lender was not aware of type of property and documenting when they became aware to support a valid changed circumstance.
																11/01/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797104	xxxxxx	29098071	xxxxxx	09/26/2023	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		Per guidelines, a CDA, ARR, ARA, CCA or field review is required. A CU score is not acceptable.		Reviewer Comment (2023-10-13): Received CDA, Exception cleared. Reviewer Comment (2023-10-10): A DOT and Title policy was uploaded which does not clear this condition. A secondary valuation is required via one of the methods in the original condition.	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796238	xxxxxx	29088028	xxxxxx	09/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the of explanation in file, borrower is living rent free and sold prior home. The final 1003 reflects borrower is paying rent in the amount of $1,000.00. An updated 1003 is required reflecting no primary housing expense for the current primary address. In addition, a correct 2 year history is required. Borrower states sold home and living rent free since 2013, however primary residence is reflected as only being occupied for 5 months. If borrower has been living rent free since 2013, max DTI is 43% which currently borrower is over.		Reviewer Comment (2023-10-04): Corrected 1003 provided Reviewer Comment (2023-10-03): The updated 1003 was provided reflecting No primary housing, however the time in residence was removed. Reviewer Comment (2023-10-02): The 1003 should reflect No primary housing expense. Currently no option is selected. Further, the time in primary residence is no longer completed. Reviewer Comment (2023-10-02): Received updated LOE. Pending receipt of the updated 1003.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796238	xxxxxx	29088101	xxxxxx	09/27/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance is coverage amount is $xxxxxx, However replacement cost estimator is $xxxxxx. There is shortfall in amount of $24.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-03): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-02): The policy does not specify how much expanded replacement cost coverage is provided.			10/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796238	xxxxxx	29088131	xxxxxx	09/27/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-09-29): Approval provided	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796932	xxxxxx	29086735	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-26): Client elects to waive			09/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796932	xxxxxx	29086737	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $750 on the Loan Estimate dated xxxxxx to $1,025 on Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-09): SitsuAMC received post CD,LOX, Copy of refund check and proof of mailing.		10/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796932	xxxxxx	29086989	xxxxxx	09/27/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal reflects the property is located in a xxxxxx.		Reviewer Comment (2023-10-04): A corrected appraisal reflecting the location as xxxxxx was provided.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795956	xxxxxx	29083256	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.51796% or Final Disclosure APR of 11.64000% is equal to or greater than the threshold of APOR 7.15% + 3.5%, or 10.65000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-10-22): Evidence of delivery provided

Reviewer Comment (2023-10-16): The attached does not clear the condition. Saturday is not counted in the timing requirements for appraisal delivery unless the seller can provided an attestation from their compliance department that they are open for business on Saturday.

Reviewer Comment (2023-10-16): Saturday is not counted in the timing requirements unless the seller can provide they are open for business on Saturday. This would need to come from the seller's compliance department.

Reviewer Comment (2023-10-13): Appraisal delivery received. Reflects sent on xxxxxx with no evidence of receipt by borrower. 3 day mailbox rule applied. Presumed date received is xxxxxx which is not 3 business days prior to closing. Saturday and Sunday are not counted in the timing requirements.

Reviewer Comment (2023-10-11): The document provided does not reflect when or where the appraisal was sent. Just says Document Sent 1 but then says Property Appraisal Needed. The tracking must reflect the actual appraisal was sent to the borrower.

Reviewer Comment (2023-10-10): Condition is valid and pertains to the appraisal delivery. Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation. Condition remains.
															10/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795956	xxxxxx	29083257	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-10-22): Evidence of delivery provided

Reviewer Comment (2023-10-16): The attached does not clear the condition. Saturday is not counted in the timing requirements for appraisal delivery unless the seller can provided an attestation from their compliance department that they are open for business on Saturday.

Reviewer Comment (2023-10-16): Saturday is not counted in the timing requirements unless the seller can provide they are open for business on Saturday. This would need to come from the seller's compliance department.

Reviewer Comment (2023-10-13): Appraisal delivery received. Reflects sent on xxxxxx with no evidence of receipt by borrower. 3 day mailbox rule applied. Presumed date received is xxxxxx which is not 3 business days prior to closing. Saturday and Sunday are not counted in the timing requirements.

Reviewer Comment (2023-10-11): The document provided does not reflect when or where the appraisal was set. Just says Document Sent 1 but then says Property Appraisal Needed. The tracking must reflect the actual appraisal was sent to the borrower.
															10/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795956	xxxxxx	29083258	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.49611% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .49611%).			Reviewer Comment (2023-09-26): Client elects to waive			09/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795956	xxxxxx	29088227	xxxxxx	09/27/2023	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		The AVM in file was not ordered through one of the approved vendors per guidelines. Approved vendors are xxxxxx, xxxxxx.		Reviewer Comment (2023-10-10): Full appraisal provided as well as acceptable CU score. Secondary valuation not required on Closed End 2nds.	10/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795956	xxxxxx	29098829	xxxxxx	09/27/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Business verification for self-employment by 3rd party within 10-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are not an acceptable source of verification.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-13): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-13): The document provided is dated xxxxxx . Loan closed xxxxxx . Document is not dated within 10 days of closing. The investor cannot clear any guideline violations but waive with valid compensation factors if they choose to do so.

Reviewer Comment (2023-10-11): Lender would like to waive

Reviewer Comment (2023-10-10): This is a closed end 2nd lien. Per section 4.1.4 of the guidelines,  Business verification for self-employment by 3rd party within 10-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are not an acceptable source of verification. Condition remains.
																	10/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795302	xxxxxx	29083982	xxxxxx	09/27/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.		Reviewer Comment (2023-10-09): SitusAMC received initial CD .	10/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795302	xxxxxx	29098963	xxxxxx	09/27/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Business verification for self-employment by 3rd party within 10-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are not an acceptable source of verification.	Reviewer Comment (2023-10-13): SOS business search provided dated xxxxxx . Active/Good Standing.

Reviewer Comment (2023-10-11): Lender would like to waive

Reviewer Comment (2023-10-10): This is a closed end 2nd lien. Per section 4.1.4 of the guidelines,  Business verification for self-employment by 3rd party within 10-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are not an acceptable source of verification. Condition remains.
															10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795486	xxxxxx	29086748	xxxxxx	09/27/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-26): Clearance LOE provided	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795486	xxxxxx	29097352	xxxxxx	09/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title does not have the PUD endorsement checked.		Reviewer Comment (2023-11-02): Per client, accepting title policy as-is. Reviewer Comment (2023-11-01): Investor to advise of they are accepting. The commitment stating the policy will include the endorsement and the endorsement actually being provided on the FTP are two different things. None of the endorsements are checked and there are no attached addendums. Reviewer Comment (2023-10-26): The FTP that was provided us has the endorsements listed on page. None of them are checked. a Condo endorsement would not be on a PUD. Those are just a list of endorsements that could be included.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796642	xxxxxx	29094487	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-09-27): Client elects to waive			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796642	xxxxxx	29094679	xxxxxx	09/28/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business narrative	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature		Reviewer Comment (2023-09-29): Received LOE from borrower mentioning Business License is not required. Exception cleared.	09/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29092249	xxxxxx	09/28/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Check-stub /Bank statements	YTD earnings must support the ongoing receipt of income shown on the 1099 per guidelines. The loan file is missing a check stub(s) with YTD totals if available or bank statements (YTD).		Reviewer Comment (2023-10-17): Received Deposit receipt with cancel check for 1099 income. Exception cleared. Reviewer Comment (2023-09-29): A CPA letter is not acceptable. The guidelines require YTD bank statements or paystubs.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29092345	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-27): Client elects to waive			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29092355	xxxxxx	09/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-02): Received Undisclosed Debt notifications report dated xxxxxx , Exception cleared.	10/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29092835	xxxxxx	09/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Primary residence for Borrower xxxxxx is owned by borrower & non-borrower; however, mortgage statement reflects name of non-borrower only. Provide documents confirming borrower is not liable for the Note on the property or 12 Months proof of verification of mortgage payment made till xxxxxx as the statements do not always reflect all borrowers.	Reviewer Comment (2023-10-27): Property was not on the name of borrower however received credit report for both borrower and non- borrower with that we can identify the mortgage payment was not paid by borrower. Exception cleared.

Reviewer Comment (2023-10-17): The documents provided were already in file at time of review. The debt was included in the DTI. However, if the borrower is obligated to the mortgage which is being added, then a 12 month housing history is required which is what the exception is asking for. If the borrower is not obligated to the lien, then the Note needs to be provided to support this.
															10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29093136	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The evidence of insurance in file is an application and not the actual insurance policy for the subject property. Information is missing from the policy (policy number, etc)		Reviewer Comment (2023-10-24): Active HOI provided. See additional condition. Reviewer Comment (2023-10-10): The same document was provided that was previously provided. An application is not acceptable for HOI. The active policy must be provided Reviewer Comment (2023-09-29): An application is not acceptable for HOI. The active policy must be provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	796001	xxxxxx	29331265	xxxxxx	10/24/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note.		Reviewer Comment (2023-11-01): An updated HOI policy with the correct city was provided. Reviewer Comment (2023-10-31): 1 page of the title report is not acceptable. The AKA is not listed on the Note. Therefore the HOI must be updated to reflect xxxxxx to match all other documents.	11/01/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092564	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-27): Client elects to waive			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092565	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.31785% or Final Disclosure APR of 10.31900% is equal to or greater than the threshold of APOR 6.91% + 1.5%, or 8.41000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation		Reviewer Comment (2023-10-03): Delivery provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092566	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-10-03): Delivery provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092856	xxxxxx	09/28/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The guidelines require the borrower to be self-employed for at least 2 years. Per the documentation in the file, the borrower has been in business since xxxxxx , which is less than 2 years. The file contains an investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-03): Client elects to waive with verified compensation factors			10/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092890	xxxxxx	09/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender used two different accounts to qualify the loan. The business account xxxxxx statements from xxxxxx 23-06/2023 and the personal account xxxxxx for xxxxxx 23-08/2023 was used to qualify the loan. The business account appears to still be open as there was a balance at the end of the xxxxxx statement and there is not any documentation to support the changing of the accounts to qualify the loan.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-11): Client elects to waive with verified compensation factors			10/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092919	xxxxxx	09/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-05): Gap report provided	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790506	xxxxxx	29092991	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $350.00 plus 10% or $385.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-09-25): Sufficient Cure Provided At Closing		09/25/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795006	xxxxxx	29093875	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2023-10-04): SitusAMC received interim CD.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29093889	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,464.50 exceeds tolerance of $6,451.50. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was disclosed as $6,451.50 on the Initial Loan Estimate, but disclosed as $6,464.50 on the Final Closing Disclosure without a valid Change of Circumstance.		Reviewer Comment (2023-10-05): SitusAMC received valid COC and remaining cure of $13 was provided at closing. Reviewer Comment (2023-10-04): SitusAMC received COC and CD dated xxxxxx however fee increased on CD dated xxxxxx is to $6451.50 and COC states fee increased to $6464.50. Please provide corrected COC and also provide valid COC for increase of fee on CD dated xxxxxx to $6464.50. A valid COC or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795006	xxxxxx	29093890	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $962.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee was not disclosed on the Initial Loan Estimate, but disclosed as $962.50 on the Final Closing Disclosure without a valid Change of Circumstance. Valid Change Circumstance or Sufficient cure was not provided.		Reviewer Comment (2023-10-13): SitusAMC Received PCCD, LOE, Refund Check and Evidence borrower received the copy of Check Reviewer Comment (2023-10-09): SitusAMC agreed that the refund check was sent via email. However, we also required confirmation on email from borrower that they received copy of check or proof of mailing label in order to cure this exception. Reviewer Comment (2023-10-09): SitusAMC Received PCCD, LOE, Refund Check; however, missing Proof of Mailing. Provide Proof of Mailing in order to Cure this exception.		10/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795006	xxxxxx	29093891	xxxxxx	09/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.50 is less than Guideline PITIA months reserves of 3.00.	Investor exception in file to allow for reserves of less than 3 months are required by guidelines.	Borrower has been employed in the same industry for more than 5 years.	Reviewer Comment (2023-09-27): Client elects			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29093932	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-04): CDAIR received xxxxxx: No Damage	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29095820	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-27): Client elect to waive			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29095821	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.72596% or Final Disclosure APR of 10.73900% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2023-10-06): Delivery and new e-signature provided Reviewer Comment (2023-10-05): The E-Sign Agreement was already in file. Please see comments from xxxxxx The E-Signature does not match the E-Signature that was provided on the E-Consent or Initial 1003. Reviewer Comment (2023-10-03): The E-Signature does not match the E-Signature that was provided on the initial 1003.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29095822	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2023-10-06): Delivery and new e-signature provided Reviewer Comment (2023-10-05): The E-Sign Agreement was already in file. Please see comments from xxxxxx The E-Signature does not match the E-Signature that was provided on the E-Consent or Initial 1003. Reviewer Comment (2023-10-03): The E-Signature does not match the E-Signature that was provided on the initial 1003.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29105368	xxxxxx	09/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the 6 months cancelled checks for the private party mortgage.		Reviewer Comment (2023-10-05): Received 6 months Bank Statements which reflect the Mortgage payment, Exception cleared.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795006	xxxxxx	29105630	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of -0.24 on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The Final CD reflects Other escrowed vs. Flood Insurance escrowed.		Reviewer Comment (2023-10-04): SitusAMC received interim CD. Reviewer Comment (2023-10-04): SitusAMC Received PCCD with Non escrowed property cost as -$0.24. There is no Non-escrowed property cost on loan as Taxes and insurances are escrowed. Provide Corrected PCCD and LOE removing Non-escrowed property cost on page 04.	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795006	xxxxxx	29178766	xxxxxx	10/06/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-10-06): Client elects to waive			10/06/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795216	xxxxxx	29093705	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Loan closed xxxxxx . RTC transaction date is xxxxxx with an expiration date of xxxxxx .	Reviewer Comment (2023-11-01): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2023-10-26): Received corrected RTC, evidence of delivery and LOE to borrower. Conditions cannot be cured until rescission date has expired which would be xxxxxx at midnight or later. Please queue exception at this time.

Reviewer Comment (2023-10-19): An email was sent to the investor: When recession needs to be opened, a new rescission period needs to be provided to the borrower. The borrower does not get to choose this nor gets to write it in. The new rescission period starts from when the borrower receives the new RTC form. The delivery provided reflects the borrower received the RTC form on xxxxxx , which would have been when the new rescission period started and 3 full business days from that date is the expiration date that should have been reflected on the RTC. The same expiration date on the RTC form as the current transaction is not reopening rescission.
Since the forms are incorrect, the lender will need to reopen rescission with an expiration date that is 3 full business days from when the borrower receives the RTC form. LOE and evidence of delivery will also need to be provided.

Reviewer Comment (2023-10-16): None of the RTC dates were updated. The transaction date would remain the same and 3 new full business days for the expiration date starting from the day the borrower received the new RTC needs to be provided. LOE and evidence the new RTC form was sent and received by the borrower is required to determine rescission requirements.

Reviewer Comment (2023-10-02): If the only correction that was needed was to the lender's address on the DOT and Final CD, then this could have been cured with a affidavit and PC-CD. The borrower did not have to re-sign the documents. Since the documents were re-signed, then the recission is based off the new resigning date. Cure provisions are required.

Reviewer Comment (2023-10-02): The loan closed xxxxxx therefore the CD dated xxxxxx is not considered a post-close CD but a Final CD. In addition, the transaction date on the RTC is xxxxxx which is incorrect as it is a prior to the loan consummation. The loan consummation is based off the notary date on the DOT which reflects xxxxxx.
																11/01/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795216	xxxxxx	29093707	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Loan closed xxxxxx . RTC transaction date is xxxxxx with an expiration date of xxxxxx .	Reviewer Comment (2023-11-01): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2023-10-26): Received corrected RTC, evidence of delivery and LOE to borrower. Conditions cannot be cured until rescission date has expired which would be xxxxxx at midnight or later. Please queue exception at this time.

Reviewer Comment (2023-10-19): An email was sent to the investor: When recession needs to be opened, a new rescission period needs to be provided to the borrower. The borrower does not get to choose this nor gets to write it in. The new rescission period starts from when the borrower receives the new RTC form. The delivery provided reflects the borrower received the RTC form on xxxxxx , which would have been when the new rescission period started and 3 full business days from that date is the expiration date that should have been reflected on the RTC. The same expiration date on the RTC form as the current transaction is not reopening rescission.
Since the forms are incorrect, the lender will need to reopen rescission with an expiration date that is 3 full business days from when the borrower receives the RTC form. LOE and evidence of delivery will also need to be provided.

Reviewer Comment (2023-10-16): None of the RTC dates were updated. The transaction date would remain the same and 3 new full business days for the expiration date starting from the day the borrower received the new RTC needs to be provided. LOE and evidence the new RTC form was sent and received by the borrower is required to determine rescission requirements.

Reviewer Comment (2023-10-02): If the only correction that was needed was to the lender's address on the DOT and Final CD, then this could have been cured with a xxxxxx affidavit and PC-CD. The borrower did not have to re-sign the documents. Since the documents were re-signed, then the recission is based off the new resigning date. Cure provisions are required.

Reviewer Comment (2023-10-02): The loan closed xxxxxx therefore the CD dated xxxxxx is not considered a post-close CD but a Final CD. In addition, the transaction date on the RTC is xxxxxx which is incorrect as it is a prior to the loan consummation. The loan consummation is based off the notary date on the DOT which reflects xxxxxx.
																11/01/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795216	xxxxxx	29096117	xxxxxx	09/28/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $959.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	No cure was provided and no valid COC form was located in the file for this fee change.		Reviewer Comment (2023-10-02): SitusAMC received Lender detailed comment with Rate lock confirmation and Changed Circumstance dated xxxxxx .	10/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795216	xxxxxx	29105909	xxxxxx	09/28/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the color appraisal as required per guidelines.		Reviewer Comment (2023-09-29): The color photo appraisal was provided.	09/29/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795216	xxxxxx	29106101	xxxxxx	09/28/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the REO property is free and clear and purchased in cash.		Reviewer Comment (2023-10-02): Evidence free and clear provided	10/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795884	xxxxxx	29104153	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		The DOT reflects a separate Assignments of Leases/Rents Rider attached outside of the 1-4 Family Rider. Provide the rider.		Reviewer Comment (2023-10-03): Received Assignments of Leases/Rents Rider. Exception cleared.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795884	xxxxxx	29104261	xxxxxx	09/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear. Further, provide the VOR for the previous primary to cover a full 12 month history.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): Received 7 payments history, provide VOR completed by a private party or any non-institutional landlord. Exception remain. Reviewer Comment (2023-10-03): Received title report for current primary. Required VOR for the previous primary to cover a full 12 month history.			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796041	xxxxxx	29091037	xxxxxx	09/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow for a non-permanent resident with an EAD that expires within the next 6 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-27): Client elects to waive with verified compensation factors			09/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796041	xxxxxx	29104291	xxxxxx	09/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PPP Rider to the DOT, however the DOT does not reflect the Other box checked noting the PPP rider. Provide the corrected DOT to include the PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2023-10-13): Corrected DOT, LOE to borrower, LOI and evidence of delivery provided Reviewer Comment (2023-10-03): This condition does not pertain to the correct rider being recorded. This has to do with the DOT not including the PPP rider. There is a PPP Rider to the DOT, however the DOT does not reflect the Other box checked noting the PPP rider. Provide the corrected DOT to include the PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796041	xxxxxx	29104309	xxxxxx	09/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PPP rider to the Note and a PPP rider to the DOT both executed by the borrower and reflect different terms. If the rider to the Note is correct, provide the corrected and executed PPP rider to the DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. If the rider to the DOT is correct, provide the corrected and executed PPP rider to the DOT, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2023-10-19): LOE and delivery provided Reviewer Comment (2023-10-13): The corrected PPP rider to the DOT, evidence of delivery and LOI were provided. However, the LOE to the borrower only reflects the PPP was omitted from page 2 of the DOT. It does not address the fact two PPP's were executed with different terms. Provide the LOE to borrower and evidence of delivery to address this issue and which is correct to clear.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796041	xxxxxx	29104324	xxxxxx	09/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Borrower's VISA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-17): The exception provided is only allowing an EAD that expires within the next 6 months. It is not granting an exception to allow a VISA not to be provided. This is a separate exception. Reviewer Comment (2023-10-17): The document provided is not the approved exception with valid comp factors. It is a request. Reviewer Comment (2023-10-13): Exception request was provided. Provide the approved exception with comp factors			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29087500	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-17): Approval provided	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29087528	xxxxxx	09/28/2023	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal				Reviewer Comment (2023-10-25): Corrected CDA provided Reviewer Comment (2023-10-17): The updated CDA provided reflects xxxxxx.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29091129	xxxxxx	09/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing the 12 month housing history for the borrower's primary residence or evidence free and clear.		Reviewer Comment (2023-10-27): Received Updated 1003 and Property History report which shows the borrower does not have the ownership on the primary property. Exception cleared. Reviewer Comment (2023-10-17): LOE provided. 1003 reflects both rent and own. Should be blank. Further, the property profile needs to be provided to support no ownership.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29091189	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Pro-Forma policies are only in fil and not acceptable.		Reviewer Comment (2023-10-03): Received Title commitment. Exception cleared.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29091197	xxxxxx	09/28/2023	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		File is missing a copy of the Preliminary Title.		Reviewer Comment (2023-10-03): Received Title commitment.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29105027	xxxxxx	09/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met	Cash-Out Seasoning is defined as the time difference between application date of the new loan and the property acquisition date: A minimum borrower seasoning requirement of six (6) months is required for a transaction to be eligible for cash-out. Cash-out seasoning of six (6) months or less is allowed with the following restriction: ▪ The Seller has documented that the borrower acquired the property through an inheritance, or was legally awarded the property through divorce, separation, or dissolution of a domestic partnership.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-11-03): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-31): A family member deeding the property to the borrower does not meet the requirement for < 6 months seasoning. An investor exception will be required.

Reviewer Comment (2023-10-26): The same document was provided that was in file at time of review. Borrower as deeded on xxxxxx which is not 6 month seasoning. A minimum borrower seasoning requirement of six (6) months is required for a transaction to be eligible for cash-out. Cash-out seasoning of six (6) months or less is allowed with the following restriction: ▪ The Seller has documented that the borrower acquired the property through an inheritance, or was legally awarded the property through divorce, separation, or dissolution of a domestic partnership.
																	11/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	797857	xxxxxx	29105039	xxxxxx	09/28/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	One of the units reflects Owner Occupied.		Reviewer Comment (2023-10-03): 442 with updated occupancy provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	795397	xxxxxx	29097185	xxxxxx	09/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The guidelines require additional documentation to verify the most recent 6 months when the VOR is completed by a private party. The file does not contain the requires additional documentation. The file contains an investor exception.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-09-28): Client elect to waive with veriifed compensation factors			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795397	xxxxxx	29097671	xxxxxx	09/29/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-18): FTP provided	10/18/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795397	xxxxxx	29097673	xxxxxx	09/29/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-18): FTP provided	10/18/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795397	xxxxxx	29097729	xxxxxx	09/29/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795397	xxxxxx	29097732	xxxxxx	09/29/2023	Compliance	Compliance	State Compliance	State Late Charge	California Non Primary Residence Late Charge Grace Period Testing	California Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.			Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796034	xxxxxx	29097619	xxxxxx	09/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-19): Received Undisclosed Debt notifications Report dated xxxxxx . Exception cleared.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	796034	xxxxxx	29097661	xxxxxx	09/29/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file does not contain a third party verification of rent for the Borrower's rental history as required by guidelines. Upon receipt and review of provided documentation additional conditions may apply.		Reviewer Comment (2023-10-24): VOR provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	796034	xxxxxx	29097791	xxxxxx	09/29/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.81275% or Final Disclosure APR of 8.86500% is in excess of allowable threshold of Prime Mortgage Market Rate 6.96000 + 1.75%, or 8.71000%. Compliant SubPrime Loan.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	796034	xxxxxx	29115716	xxxxxx	09/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For the P&L program, the guidelines require the preparer to be a CPA, EA, or CTEC. The preparer is a PTIN.	Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-30): Client elects to waive with verified compensation factors			10/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29098772	xxxxxx	09/29/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number does not match		Reviewer Comment (2023-10-03): An updated flood cert was provided.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29104171	xxxxxx	09/29/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Unit number is missing from the address.		Reviewer Comment (2023-10-03): Updated CDA provided	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29104176	xxxxxx	09/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-03): Received Credit report Gap dated xxxxxx , Exception cleared.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29116261	xxxxxx	09/29/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.64100% exceeds Guideline total debt ratio of 50.00000%.	A P&L was provided that matches the timeframe of the bank statements in which the net income is the lowest income. Utilized income to qualify.		Reviewer Comment (2023-10-09): Per guidelines, depreciation can be added back to income. Compensation cannot be added back. Adding back in depreciation, DTI is now within guidelines. Reviewer Comment (2023-10-06): Comments were not provided but would not clear the condition. The documentation cannot be disregarded as it was submitted and the lower of the income.	10/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29116279	xxxxxx	09/29/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial app reflects intent to occupy.		Reviewer Comment (2023-09-28): Client elects to waive			09/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29116285	xxxxxx	09/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the corrected application. Borrower is a Non-Perm resident vs. Perm resident.		Reviewer Comment (2023-10-06): Perm resident card provided	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29116291	xxxxxx	09/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, an EAD is not required if the VISA is sponsored by a current employer. Borrower is using bank statements to qualify, therefore if it is unknown if the company listed on the VISA is a current employer.		Reviewer Comment (2023-10-06): Perm resident card provided	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789230	xxxxxx	29116310	xxxxxx	09/29/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Perm Residents only allowed on 24 month Full or Alt Doc programs.		Reviewer Comment (2023-10-06): Perm Resident card provided	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	795991	xxxxxx	29112556	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-02): Lender would like to waive			10/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795991	xxxxxx	29112580	xxxxxx	09/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided	Per guidelines for short term rentals: A 1007 or 1025 Comparable Rent Schedule survey prepared by the appraiser reflecting long-term or short-term market rents and a most recent 12-month rental history statement from the 3rd party rental/management service. 1007 was provided only.	Reviewer Comment (2023-11-03): Received updated HOI with agent email with changes reflecting long term rental. Short Term Rental docs not required.

Reviewer Comment (2023-11-03): Email to Investor: The attached document has been altered with a text box put over short term rental and long term rental typed in. We will need something from the HOI agency indicating they made the change. The lender cannot alter documents on behalf of the borrower/HOI agency. Our system is designed to remove any alterations which is why it was not coming through in the upload.

Reviewer Comment (2023-11-02): Page 1 of the uploaded document reflects The HOI states Occupancy: Vacation and Short Term.

Reviewer Comment (2023-11-01): The same documents were provided that were in file at time of review. The HOI states Occupancy: Vacation and Short Term.

Reviewer Comment (2023-10-02): Per the guidelines for purchase and refinances, for STR, which is what the HOI reflects for property use, both the 1007 and the most recent 12 month rental statement from a 3rd party/rental mangement service is to be provided.
															11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795991	xxxxxx	29112592	xxxxxx	09/29/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.68 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.	STR ineligible for DSCR < .75.		Reviewer Comment (2023-11-03): Received updated HOI with agent email with changes reflecting long term rental. 100% of estimated market rents can be utilized. DSCR is > 0.75. Reviewer Comment (2023-10-02): The property is being utilized as a short term vacation rental. Only 80% of the rents reflected on the 1007 can be utilized. DSCR is < 0.75.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795356	xxxxxx	29103265	xxxxxx	10/02/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-05): Received credit report dated xxxxxx . Exception cleared.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795356	xxxxxx	29103845	xxxxxx	10/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		In 1003/Declarations: A. If YES, have you had an ownership interest in another property in the last three years? Is blank, that needs to be completed. Provide updated 1003.		Reviewer Comment (2023-10-06): Corrected 1003 provided Reviewer Comment (2023-10-05): The 1003 provided is still marked No to property ownership in the past 3 years.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795356	xxxxxx	29103995	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,685.00 exceeds tolerance of $1,436.00 plus 10% or $1,579.60. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Fee increased from $1,436.00 on the initial Loan Estimate to $1,685.00 on the Final Closing Disclosure without a valid change of circumstance. Recording fees increased on 09.01.2023 closing disclosure without a valid change of circumstance.	Reviewer Comment (2023-10-13): SitusAMC received COC and rebuttal suffice.

Reviewer Comment (2023-10-05): SitusAMC; The Settlement fee $345 increased on xxxxxx CD & Title - Lender's Title insurance fee $638 and Recording fee $352 increased on xxxxxx LE. Changed circumstance dated xxxxxx does not give sufficient information on why the fees were increased, which increased over the 10% tolerance. Provided COC noted "Need to record new deed" and no explanation on what information was received that required to record additional deed and when was that information received or Cure is required to borrower.
															10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795356	xxxxxx	29103996	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $144.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	An Appraisal Re-Inspection Fee was added in the amount of $144.00 on the loan estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-10-17): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-10-16): SitusAMC received COC dated xxxxxx , but it does not give sufficient information on why the fee was added as it only states appraisal as per invoice dated xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-10-09): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added and why the CDA was required as there is no score provided in SSR report.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-10-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added. Also, Appraisal and SSR report with provided disclosure completed on xxxxxx , but the Appraisal re-inspection fee was not added until xxxxxx . This is outside of the required three-day timeline for notification of borrower. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																10/17/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795356	xxxxxx	29123651	xxxxxx	10/02/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-10-04): Update HOI provided	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098566	xxxxxx	10/02/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx .			Reviewer Comment (2023-10-09): Clearance report provided	10/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098589	xxxxxx	10/02/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date		Reviewer Comment (2023-10-11): Final stamped SS provided with disbursement date after effective date Reviewer Comment (2023-10-09): The PC-CD is a lender generated document. Provide the final stamped settlement statement to support the disbursement date and reduction/increase in fees.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098613	xxxxxx	10/02/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Provide updated Gift Letter specifying the date the funds were transferred as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098898	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Gift Letter and Settlement statement for the sold property is dated xxxxxx which is after the closing date of xxxxxx.		Reviewer Comment (2023-10-23): Loan is NonQM. Reviewer Comment (2023-10-11): The disbursement date has no bearing on this condition. Funds/gift letter needed to be received at or prior to closing.	10/23/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098900	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The Gift Letter is dated xxxxxx which is after the closing date of xxxxxx. ..		Reviewer Comment (2023-10-23): Client elects to waive Reviewer Comment (2023-10-23): Exception regraded to EV2-B based on compensating factors and no expectation of repayment for gift funds. Reviewer Comment (2023-10-11): The disbursement date has no bearing on this condition. Funds/gift letter needed to be received at or prior to closing. Reviewer Comment (2023-10-09): The PC-CD is a lender generated document. Provide the final stamped settlement statement to support the disbursement date and reduction/increase in fees. Further, provide the LOE for the PC-CD clerical errors.			10/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098901	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Equity from sale of property/Equity On Sold Property)	The property sale for xxxxxx was on xxxxxx after the closing date of xxxxxx.	Reviewer Comment (2023-10-23): Received prior settlement statement dated prior to closing with intent for proceeds from the sale of a property loaned business funds were on and final settlement statement from a different property with business funds received. CSM acceptable.

Reviewer Comment (2023-10-17): Funds to close from property sale being paid back to business for loan cannot be utilized as funds were received post-close. Further, the business bank statements with the deposit and evidence of ownership in that business was not provided. Removed funds.

Reviewer Comment (2023-10-11): The borrower is using the funds to close/reserves. The disbursement date has no bearing on this condition. Funds needed to be received at or prior to closing. Since this is the sale of a property, the purchase contract or estimated settlement statement for this property can be provided for intent to sell. Otherwise, if documentation cannot be provided, the debt would need to be included in the DTI for this property and funds cannot be used for closing/reserves.
															10/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29098917	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,780.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	The closing disclosure dated xxxxxx reflects a Mortgage Broker fee in the amount of $9780.00 that was not disclosed on the initial LE in file. No valid change of circumstance provided. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-10-05): SitusAMC received valid COC	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796279	xxxxxx	29257912	xxxxxx	10/17/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $75,000.00 is less than Cash From Borrower $191,952.75.	Funds to close from property sale being paid back to business for loan cannot be utilized as funds were received post-close. Further, the business bank statements with the deposit and evidence of ownership in that business was not provided.		Reviewer Comment (2023-10-23): Received prior settlement statement dated prior to closing with intent for proceeds from the sale of a property loaned business funds were on and final settlement statement from a different property with business funds received. xxxxxx acceptable.	10/23/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796279	xxxxxx	29257916	xxxxxx	10/17/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Funds to close from property sale being paid back to business for loan cannot be utilized as funds were received post-close. Further, the business bank statements with the deposit and evidence of ownership in that business was not provided.		Reviewer Comment (2023-10-23): Received prior settlement statement dated prior to closing with intent for proceeds from the sale of a property loaned business funds were on and final settlement statement from a different property with business funds received. xxxxxx acceptable.	10/23/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104293	xxxxxx	10/02/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-11): Received Credit report Dated xxxxxx . Exception cleared.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104302	xxxxxx	10/02/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-10-30): Updated HOI provided Reviewer Comment (2023-10-12): The comments provided on xxxxxx appear to be for the seller. Reviewer Comment (2023-10-12): The HOI policy provided has an extra 0 in the dwelling coverage. Should be $xxxxxx	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104391	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-09-29): Client elects to waive			09/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104392	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-09-29): Client elects to waive			09/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104393	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.24474% or Final Disclosure APR of 9.28700% is equal to or greater than the threshold of APOR 7.15% + 1.5%, or 8.65000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-11-17): Evidence of delivery for all appraisals was provided.

Reviewer Comment (2023-10-30): The document provided is dated xxxxxx and the updated appraisal in file is completed xxxxxx . Further, the loan closed xxxxxx . The statement that the borrower received the appraisal 3 business days prior to closing is not valid as there isn't 3 business days in between.

Reviewer Comment (2023-10-10): The documents provided are for the origination primary appraisal completed by xxxxxx Appraisal. Need evidence the updated appraisal by xxxxxx Appraisal was delivered to the borrower as well as need evidence the secondary appraisal completed by xxxxxx was delivered to the borrower within 3 business days prior to closing.
															11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104394	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2023-11-15): Acknowledgement of appraisal delivery 3 days prior provided Reviewer Comment (2023-10-10): The documents provided are for the origination primary appraisal completed by xxxxxx Appraisal. Need evidence the updated appraisal by xxxxxx Appraisal was delivered to the borrower as well as need evidence the secondary appraisal completed by xxxxxx was delivered to the borrower within 3 business days prior to closing.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104395	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-11-17): Evidence of delivery for all appraisals was provided.

Reviewer Comment (2023-10-30): The document provided is dated xxxxxx and the updated appraisal in file is completed xxxxxx . Further, the loan closed xxxxxx . The statement that the borrower received the appraisal 3 business days prior to closing is not valid as there isn't 3 business days in between.

Reviewer Comment (2023-10-10): The documents provided are for the origination primary appraisal completed by xxxxxx Appraisal. Need evidence the updated appraisal by xxxxxx Appraisal was delivered to the borrower as well as need evidence the secondary appraisal completed by xxxxxx was delivered to the borrower within 3 business days prior to closing.
															11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104399	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)			Reviewer Comment (2023-09-29): Client elects to waive			09/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104403	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Only the Final CD was provided		Reviewer Comment (2023-10-11): SitusAMC received xxxxxx CD 3 business days prior to consummation. )	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104404	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-852.00. (9300)	Vaid COC nor cure provided		Reviewer Comment (2023-10-11): SitusAMC received LE's and CDs	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796142	xxxxxx	29104405	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $140.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Vaid COC nor cure provided		Reviewer Comment (2023-10-11): SitusAMC Received Revised LE.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796142	xxxxxx	29123070	xxxxxx	10/02/2023	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Coverage amount was not provided.				Reviewer Comment (2023-10-10): Active flood policy provided	10/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796142	xxxxxx	29462373	xxxxxx	11/17/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-11-17): The client elects to waive.			11/17/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795886	xxxxxx	29105659	xxxxxx	10/02/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business verification for self-employment	Require business verification for self-employment by 3rd party within 10-days of Note Date.		Reviewer Comment (2023-10-03): Received Business entity listing within 10-days of Note Date. Exception cleared.	10/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795886	xxxxxx	29105717	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC Expiration Date xxxxxx < Expected RTC ExpirationDate xxxxxx. The loan closed xxxxxx .		Reviewer Comment (2023-10-06): Correct RTC forms and Lender attestation provided Reviewer Comment (2023-10-04): Provide the lender attestation as to which RTC was provided last to the borrower. Both the incorrect and correct RTC's are signed and dated the same. Reviewer Comment (2023-10-04): PC-CD received. However, dates on the RTC are not correct. The loan did not close until xxxxxx which should be the transaction date and the rescission expiration is incorrect as well and should reflect xxxxxx To cure: Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795886	xxxxxx	29105732	xxxxxx	10/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account.		Reviewer Comment (2023-10-06): SitusAMC received Post CD and LOX. Reviewer Comment (2023-10-05): SItusAMC received Post CD however we would also required LOX in order to cure the exception. Kindly provide LOX in order to cure the exception. Reviewer Comment (2023-10-04): Post Closing Disclosure did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was mssing and not marked as "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure.		10/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	794952	xxxxxx	29117088	xxxxxx	10/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx Property is not allowed as per guidelines. Investor exception in file, however comp factors are incorrect. LTV/CLTV is not 10% or more below the maximum	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-04): The client elects to waive. Reviewer Comment (2023-10-04): The same exception form was provided. Still reflects LTV/CLTV is 10% below the max.			10/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794952	xxxxxx	29117096	xxxxxx	10/03/2023	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Borrower has 18 NSFs in prior 12 months, which exceeds guidelines maximum of 3 in 12 months. Investor exception in file, however comp factors are incorrect. LTV/CLTV is not 10% or more below the maximum	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-04): The client elects to waive. Reviewer Comment (2023-10-04): The same exception form was provided. Still reflects LTV/CLTV is 10% below the max.			10/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	794952	xxxxxx	29120187	xxxxxx	10/03/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	An appraisal review was added in the amount of $95.00 to the xxxxxx closing CD without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-10-10): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing.		10/10/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795322	xxxxxx	29108557	xxxxxx	10/03/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	The Appraisal Review Fee was not disclosed on the initial loan estimate and was charged $90.00 on the closing disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-16): SitusAMC received Corrected PCCD, Letter of Explanation, Copy of Refund Check and Proof of Delivery resulting in a cured the exception. Reviewer Comment (2023-10-12): SitusAMC received PCCD, LOE and copy of refund check. Missing proof of delivery. Please provide proof of delivery to cure the exception.		10/16/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795322	xxxxxx	29112311	xxxxxx	10/03/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Expense Letter	The lender used an expense factor of 85%. The guidelines require a business expense statement letter to confirm the expense factor anytime the standard expense ratio of 50% is not used. The file does not contain the required business expense statement letter.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-16): Client elects to waive with verified compensation factors			10/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795322	xxxxxx	29242837	xxxxxx	10/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $2,240,247.34 is under disclosed by $60.00 compared to the calculated total of payments of $2,240,307.34 which exceeds the $35.00 threshold. (Final xxxxxx)	SitusAMC received xxxxxx Corrected CD which reflects actual fees at closing increased the Section D total and the TOP calculation to be underdisclosed to borrower at closing and over tolerance allowed. Title-Endorsement fee increased in Section C. Total underdisclosure is $60. Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $60, proof of mailing and proof of reopening rescission to all consumers as this is a material disclosure violation on a rescindable transaction.	Reviewer Comment (2023-11-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2023-10-31): SitusAMC received cure docs, however RTC and proof of delivery of RTC is required to complete cure.  This is a material exception on a rescindable transaction.  Reopening of RTC is required.

Reviewer Comment (2023-10-25): SitusAMC received rebuttal on cure amounts and rescission reopening rebuttal.  However, TOP violation is separate violation from the 0% fee tolerance violation for the Appraisal Review Fee.  The appraisal review fee did not increase after closing on the PCCD and was due to no valid changed circumstance to increase the fee prior to closing.  This is separate cure.  The TOP was underdisclosed by $60 due to the increase in the Title-Title endorsement fee from $30 on the Final CD to $90 on the Corrected CD, for the $60 difference.  This increase is over tolerance for this calculation and borrower must be refunded the full underdisclosure amount to cure.  As per previous comment back, Cures under 130(b) require the consumer does not pay an amount that exceeds the charge actually disclosed.   Refund of the entire underdisclosed amount is required.  Regarding reopening of rescission, Regarding reopening of rescission, the rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): • APR • Finance Charge • Amount Financed • Total of Payments • Payment schedule . The Finance Charge disclosed on the final CD provided to the borrower were less than the amount of the actual finance charge amount on the loan. The material disclosure of the finance charge was inaccurate, thereby not starting the rescission period. (Tolling rescission.)  The refund does not make the disclosure provided at closing accurate, it corrects the underdisclosure that occurred. When the lender provides a new PCCD that reflect a Finance Charge that is now accurate based on the refund to the consumer, a new NORTC would have started the three day clock. Issuing new NORTCs to the consumer(s) is not reopening rescission it is an attempt to end the rescission that did not expire three days after consummation based on the underdisclosed finance charge. Per SFA TRID Grid 3, “for exceptions related to one of the Material Disclosures on rescindable transactions, a separate EV3-C exception for extended rescission rights will be cited if the remediation does not included evidence the lender re-opened rescission.” The lender can remediate this exception by reopening rescission within the 3 year tolling period. Cure/Correction has not yet been provided to borrower and rescission is still open.  Corrected CD, LOE to borrower, copy of additional cure refund of $35 for the total underdisclosure, proof of mailing and the reopening of rescission to all consumers.

Reviewer Comment (2023-10-19): Cure amount is insufficient and reopening of RTC is required.  Please provide RTC, copy of refund check for the total amount of the  required cure and proof of delivery of the above to complete cure. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.
																11/06/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795817	xxxxxx	29126243	xxxxxx	10/03/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-04): Clearance documents provided	10/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796293	xxxxxx	29121223	xxxxxx	10/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal report does not reflect property is in a PUD, however the DOT has a PUD rider attached.		Reviewer Comment (2023-10-10): Updated appraisal received.	10/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796293	xxxxxx	29121637	xxxxxx	10/03/2023	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per guidelines Borrowers must be self-employed for at least two (2) years. The start date of the business is xxxxxx ; therefore, does not meet the 2 year requirement.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-04): Client elects to waive with verified compensation factors			10/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796293	xxxxxx	29210796	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Updated appraisal received reflects PUD dues of $100/month.		Reviewer Comment (2023-10-18): SitusAMC received Post CD and LOX. Reviewer Comment (2023-10-17): SitusAMC received PCCD. Missing LOE to borrower		10/18/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	A	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796198	xxxxxx	29122141	xxxxxx	10/03/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-10): Received Credit report- Gap, Exception cleraed.	10/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796198	xxxxxx	29122814	xxxxxx	10/03/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $87.69 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-09-29): Sufficient Cure Provided At Closing		09/29/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	796198	xxxxxx	29128959	xxxxxx	10/03/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the tax preparer's license number.		Reviewer Comment (2023-10-06): IRS active search provided	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29122192	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2023-10-05): Received Final 1003. Exception cleared.	10/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29122349	xxxxxx	10/03/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29122350	xxxxxx	10/03/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29129289	xxxxxx	10/03/2023	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29129290	xxxxxx	10/03/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797061	xxxxxx	29129291	xxxxxx	10/03/2023	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.36063% or Final Disclosure APR of 10.42400% is equal to or greater than the threshold of APOR 7.12% + 1.5%, or 8.62000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-10-02): Client elects to waive			10/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797478	xxxxxx	29121744	xxxxxx	10/03/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required		Reviewer Comment (2023-11-06): BPO received Reviewer Comment (2023-10-23): Client requested hold on order Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797478	xxxxxx	29121899	xxxxxx	10/03/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.51 is less than Guideline PITIA months reserves of 6.00.		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): This loan was not reviewed to xxxxxx guidelines but xxxxxx guidelines. Condition remains.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797478	xxxxxx	29122574	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-25): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains. The investor can elect to waive with verified compensation factors. Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797478	xxxxxx	29135796	xxxxxx	10/03/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	Bank statements provided are not consecutive.		Reviewer Comment (2023-10-23): Consecutive bank statements provided	10/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29122232	xxxxxx	10/03/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Per guidelines, all multi-family properties must contain one full Appraisal and BPO. Alternatively, a full second appraisal can be used as a secondary valuation in place of a BPO.		Reviewer Comment (2023-11-06): BPO provided Reviewer Comment (2023-10-23): Per client, order is on hold. Reviewer Comment (2023-10-23): Will be ordered upon client receipt	11/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29122258	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-20): Received Flood Certificate, Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29122260	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): Investor to advise if they are accepting Drive Report provided as it was provided > 1 year post close. Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29122277	xxxxxx	10/03/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.00 is less than Guideline PITIA months reserves of 6.00.		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29122323	xxxxxx	10/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide mortgage statement for xxxxxx showing mortgage is current .	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29139374	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): The drive report does not contain a criminal check Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29139485	xxxxxx	10/03/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close policy does not have the correct information. The post-close policy is in file but cannot be accepted due to it being post close.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): Please review the original condition comments. The pre-close policy does not have the correct information. The post-close policy is in file but cannot be accepted due to it being post close.			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29139486	xxxxxx	10/03/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	The pre-close policy does not have the correct information. The post-close policy is in file but cannot be accepted due to it being post close.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-07): The same comments were provided that were previously rejected. The loan closed xxxxxx Per comments on xxxxxx and the original condition: Please review the original condition comments: The pre-close policy does not have the correct information. The post-close policy is in file but cannot be accepted due to it being post close.

Reviewer Comment (2023-11-07): Please review the original condition comments. The pre-close policy does not have the correct information. The post-close policy is in file but cannot be accepted due to it being post close.
																	11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797510	xxxxxx	29280864	xxxxxx	10/20/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.				Reviewer Comment (2023-11-09): Updated flood cert provided Reviewer Comment (2023-11-09): No new documents provided. Please try uploading again	11/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130873	xxxxxx	10/04/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Provide the BPO	Reviewer Comment (2023-11-16): BPO received

Reviewer Comment (2023-11-12): BPO received, however send back for revisions.

Reviewer Comment (2023-11-10): A BPO was already requested and ordered on this loan. The file will be updated upon receipt. Please do not re-queue exception to avoid multiple orders being placed.

Reviewer Comment (2023-11-07): A BPO was already requested and ordered on this loan. The file will be updated upon receipt. Please do not re-queue exception to avoid multiple orders being placed.

Reviewer Comment (2023-10-23): Per client, order is on hold.

Reviewer Comment (2023-10-23): Will be ordered upon client receipt.
															11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130881	xxxxxx	10/04/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-11-12): Estimated cost new for appraisal provided	11/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130884	xxxxxx	10/04/2023	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	Borrower: xxxxxx	3 Guarantors and only 1 credit report was provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130885	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-19): Loan Term sheet provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130886	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): The dataverify does not contain a criminal check Reviewer Comment (2023-10-19): The document provided is 1 page. A criminal check is required on all Guarantors.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130887	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): Investor to advise if they are accepting the Fraud Report as it is dated > 1 year after closing. Reviewer Comment (2023-10-19): The document provided is 1 page. A full fraud report is required on all Guarantors.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130888	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29130889	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-11-08): Received Purchase Agreement. Exception cleared. Reviewer Comment (2023-10-19): An UW document is not acceptable. A purchase contract is required.	11/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29143234	xxxxxx	10/04/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.37276% exceeds Guideline loan to value percentage of 70.00000%.	Calculated loan to value percentage of 74.37276% exceeds Guideline loan to value percentage of 70.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29145696	xxxxxx	10/04/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	2 consecutive months required		Reviewer Comment (2023-11-07): Additional statement provided	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29146104	xxxxxx	10/04/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797504	xxxxxx	29148108	xxxxxx	10/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29116884	xxxxxx	10/02/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-11-08): Received Purchase Agreement. Exception cleared. Reviewer Comment (2023-10-19): An UW document is not acceptable. Purchases require a purchase contract.	11/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29116885	xxxxxx	10/02/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): Investor to advise if they are accepting the Fraud Report as it is dated > 1 year from closing Reviewer Comment (2023-10-19): The document provided is 1 page. A full report is required.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29116886	xxxxxx	10/02/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29117029	xxxxxx	10/02/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required		Reviewer Comment (2023-11-16): BPO received Reviewer Comment (2023-11-12): BPO received, however sent back for revisions. Reviewer Comment (2023-10-23): Per client, order is on hold. Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29117032	xxxxxx	10/02/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29118916	xxxxxx	10/02/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	Asset documentation does not cover the 2 month source and seasoning guideline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29121567	xxxxxx	10/02/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-07): The fraud report does not contain a criminal check Reviewer Comment (2023-10-19): The document provided is 1 page. A criminal check is required			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29121870	xxxxxx	10/02/2023	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	Borrower: xxxxxx	There are 3 Guarantor's, however only 1 credit report was provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29121923	xxxxxx	10/02/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.75309% exceeds Guideline loan to value percentage of 70.00000%.	Max for FICO of 700, purchase and loan amount >$1MIL.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797505	xxxxxx	29145911	xxxxxx	10/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-04): Cancelled in error. Rent roll reflects all units as leased.			11/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130797	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was received. Reviewer Comment (2023-10-23): Will be ordered upon client receipt	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130855	xxxxxx	10/04/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-11-09): RCE for appraisal provided Reviewer Comment (2023-11-09): No new documents received. Please try uploading again.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130857	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): The drive report does not contain a criminal check Reviewer Comment (2023-10-19): The document provided is 1 page and does not contain a criminal check			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130896	xxxxxx	10/04/2023	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: 120 Days With Re-Certification of Value: 180 Days	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130898	xxxxxx	10/04/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required per guidelines.		Reviewer Comment (2023-11-16): BPO received Reviewer Comment (2023-11-12): BPO received, however send back for revisions. Reviewer Comment (2023-10-23): Will be ordered upon client receipt	11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29130909	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-19): Term sheet provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29143713	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): Investor to advise if they are accepting Drive Report provided as it was provided > 1 year post close. Reviewer Comment (2023-10-19): The document provided is 1 page. A full fraud report is required.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797507	xxxxxx	29146458	xxxxxx	10/04/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM for the borrower's primary residence or evidence free and clear. Unable to determine what properties the liens on credit belong. Further, provide the VOM for the lien being paid through closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29120216	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-24): The document provided is a clearance report. Full fraud report is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29120340	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was received. Reviewer Comment (2023-10-23): Client requested hold Reviewer Comment (2023-10-23): Will be ordered upon client receipt	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29120801	xxxxxx	10/03/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 634 is less than Guideline representative FICO score of 660.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29122499	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: BPO not provided				Reviewer Comment (2023-11-12): BPO received Reviewer Comment (2023-10-23): Client requested hold on order Reviewer Comment (2023-10-23): Will be ordered upon client receipt	11/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29122933	xxxxxx	10/03/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Documentation required for Borrower's primary residence to reflect free/clear property and/or VOM required for payment history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29127134	xxxxxx	10/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is only xxxxxx units and not a 5-8 units as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797479	xxxxxx	29136066	xxxxxx	10/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29123917	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-30): PDI received dated xxxxxx: No Damage Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29123921	xxxxxx	10/04/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Please provide the BPO.		Reviewer Comment (2023-11-16): BPO received Reviewer Comment (2023-10-31): The product order was already requested by the client via email. Please do not requeue exceptions. Once the BPO is completed and received by xxxxxx the condition will be updated. Reviewer Comment (2023-10-23): Per client, order is on hold. Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29123924	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29123928	xxxxxx	10/04/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Savings / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	Account Statements should cover most recent 60-day period per guidelines. Only one month statement was provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29143159	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Borrower must acknowledge the loan is a "business purpose loan" via the Exhibit A: Occupancy Affidavit.		Reviewer Comment (2023-10-19): Occupancy cert provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29146602	xxxxxx	10/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of access for the bank statements in file for xxxxxx.		Reviewer Comment (2023-11-07): EIN provided reflecting Sole Owner. Reviewer Comment (2023-10-19): The document does not reflect an Entity name	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29146645	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement for the Borrowing Entity was not provided. Further, the Operating Agreement was not provided for xxxxxx which owns 100% of the Borrowing LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): 1) The Operating Agreement for the borrowing Entity is not signed 2) EIN document provided for xxxxxx reflecting Sole Owner.			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29146681	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) Security Instrument Error: Notary Date was not provided		Notary date not present, estimated consummation date used for testing purposes.		Reviewer Comment (2023-11-03): Recorded mortgage with notary page provided Reviewer Comment (2023-11-03): The document provided was not found in trailing documents. Please try uploading again. Reviewer Comment (2023-10-19): The document provided was not found in trailing documents. Please try uploading again.	11/03/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29146700	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The fraud report does not contain a criminal check			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29146703	xxxxxx	10/04/2023	Credit	Asset	Asset Documentation	Asset	Assets Error: Account Number was not provided	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Savings / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-31): The rebuttal does not clear the condition. This is a guideline requirements for 2 months of asset statements.			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797480	xxxxxx	29148146	xxxxxx	10/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		All lease agreements not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): An LOE is not acceptable. Lease agreements are a guideline requirement			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797476	xxxxxx	29123229	xxxxxx	10/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		All lease agreements not provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): Please provide the Lease agreement as appraisal showing property is tenant occupied. Exception remains.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797476	xxxxxx	29123241	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was provided with no visible damage. Reviewer Comment (2023-10-23): Order will be placed upon client receipt	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797476	xxxxxx	29123289	xxxxxx	10/05/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	C/O cannot be utilized for reserves on multifamily properties	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797476	xxxxxx	29160737	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check not provided	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29123819	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): The drive report does not contain a criminal check Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29123820	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-03): Investor to advise if they are accepting Drive Report provided as it was provided > 1 year post close. Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29123826	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-30): PDI received dated xxxxxx : No Damage Reviewer Comment (2023-10-23): Per client, order is on hold. Reviewer Comment (2023-10-23): Will be ordered up client receipt	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29123831	xxxxxx	10/05/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Per guidelines, all multi-family properties must contain one full Appraisal and BPO. Alternatively, a full second appraisal can be used as a secondary valuation in place of a BPO.		Reviewer Comment (2023-11-15): BPO received Reviewer Comment (2023-11-12): BPO received, however sent back for revisions Reviewer Comment (2023-10-23): Per client, order is on hold. Reviewer Comment (2023-10-23): Will be ordered up client receipt	11/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29123837	xxxxxx	10/05/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.87 is less than Guideline PITIA months reserves of 6.00.		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29160874	xxxxxx	10/05/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797483	xxxxxx	29160879	xxxxxx	10/05/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797499	xxxxxx	29123861	xxxxxx	10/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		All lease agreements not provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-24): Lease agreement was not provided. Kindly provide executed lease agreement signed and dated by landlord and tenant. Reviewer Comment (2023-10-20): The lease agreements were not found in the trailing docs			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797499	xxxxxx	29123867	xxxxxx	10/05/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Per guidelines, all multi-family properties must contain one full Appraisal and BPO. Alternatively, a full second appraisal can be used as a secondary valuation in place of a BPO. The file is missing the BPO.		Reviewer Comment (2023-11-16): BPO received Reviewer Comment (2023-11-12): BPO received, however sent back for revisions Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797499	xxxxxx	29162142	xxxxxx	10/05/2023	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: xxxxxx Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	At least three (3) tradelines reporting for a minimum of twelve (12) months with activity in the last 12 months; or, • At least two (2) tradelines reporting for a minimum of twenty-four (24) months with activity in the last 12 months	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The xxxxxx account has not had activity within the past 12 months as required. Exception remains.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797503	xxxxxx	29123902	xxxxxx	10/06/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Please provide the BPO.		Reviewer Comment (2023-11-12): BPO received Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797503	xxxxxx	29123907	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2023-10-20): Received Occupancy Affidavit, Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797503	xxxxxx	29164217	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check required	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797503	xxxxxx	29168245	xxxxxx	10/06/2023	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: xxxxxx Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	-3 tradelines reporting for 12+ months or 2 tradelines reporting for 24+ months all with activity in the last 12 months. Limited tradelines not eligible		Reviewer Comment (2023-10-20): After further review, the tradeline requirement has been met.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29123932	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was provided with no visible damage Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29123933	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): Please review comments from xxxxxx : The document provided is a clearance report. Full report is required. Reviewer Comment (2023-10-19): The document provided is a clearance report. Full report is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29123934	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The document provided is a clearance report and does not contain a criminal check			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29123954	xxxxxx	10/06/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.49 is less than Guideline PITIA months reserves of 6.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): The rebuttal is not acceptable. Per xxxxxx Guidelines, this amount of reserves is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29123955	xxxxxx	10/06/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 622 is less than Guideline representative FICO score of 660.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29177958	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: BPO not provided		A desk review was provided		Reviewer Comment (2023-11-12): BPO received Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	11/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29178001	xxxxxx	10/06/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Number of units discrepancy.	Appraisal number of units of xxxxxx does not match Guideline number of units of 5.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): Per the xxxxxx Guidelines and matrix provided, 5 units is the minimum			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29178005	xxxxxx	10/06/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-01): The appraisal provided is not for the subject property Reviewer Comment (2023-10-23): The rebuttal does not clear the condition. All addresses must match.			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797495	xxxxxx	29178008	xxxxxx	10/06/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	2 months required	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29151276	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		HUD in file reflects "estimated".		Reviewer Comment (2023-10-20): No trailing docs found.	10/20/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29151341	xxxxxx	10/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower's property at xxxxxx the loan file is missing a 12 month mortgage pay history as required by guidelines.		Reviewer Comment (2023-10-20): Evidence of mortgage history was found in the file.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29151349	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was provided with no visible damage Reviewer Comment (2023-10-23): Order will be placed upon client receipt	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29151351	xxxxxx	10/06/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-24): Received Final Title Policy with coverage amount, Exception cleared. Reviewer Comment (2023-10-20): No trailing docs found.	10/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29151352	xxxxxx	10/06/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-24): Received Final Title Policy, Exception cleared.	10/24/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29175096	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check required	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797498	xxxxxx	29179403	xxxxxx	10/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the housing history for the primary residence.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-24): Received VOM is for Subject property not for the primary residence. Please Provide the housing history for the primary residence. Exception remains. Reviewer Comment (2023-10-20): No trailing docs found.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29109191	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-19): Approval provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29109204	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The document provided is clearance report. Full fraud report is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29109288	xxxxxx	09/29/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 653 is less than Guideline representative FICO score of 660.		Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29114073	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The document provided is a clearance report and does not contain a criminal check			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29114340	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Borrower must acknowledge the loan is a “business purpose loan” via the Exhibit A: Occupancy Affidavit.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): The rebuttal is not acceptable. Per xxxxxx Guidelines, this is a required document.			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29114423	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: BPO not provided		Per guidelines, all multi-family properties must contain one full Appraisal and BPO. Alternatively, a full second appraisal can be used as a secondary valuation in place of a BPO. The file contains a Desk Review.		Reviewer Comment (2023-11-06): BPO provided Reviewer Comment (2023-10-23): Will be ordered up client receipt	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29114546	xxxxxx	09/29/2023	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		ITF stands for In Trust For. Provide the Trust Agreement for accounts xxxxxx and xxxxxx to support borrower has 100% unrestricted access to funds.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): The rebuttal is not acceptable. Access to funds is required for any assets utilized for closing or reserves.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797488	xxxxxx	29114673	xxxxxx	09/29/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Borrower must have a 12 month housing history or evidence properties are held free and clear.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-20): For professional investor we required Currently owns 5 properties (Primary residence included). Has five (5) years credit depth reported on credit report. At least three (3) mortgages are reported on credit report within the last three (3) years. No minimum months reporting required. No delinquencies allowed on months reported. which is not meets the Guidelines. Please provide the Verification of Mortgage or evidence properties are held free and clear. Exception remains.

Reviewer Comment (2023-10-19): The guidelines require a 12 month housing history. There is no evidence borrower is a professional investor.
																	10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797502	xxxxxx	29115415	xxxxxx	09/29/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Provide the criminal check	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29162860	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-24): Loan term sheet provided Reviewer Comment (2023-10-20): Please provide the Approval, however loan term sheet is not acceptable. Exception remains.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29162863	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-24): Document is a 1 page report. Full Fraud Report is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29162864	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-24): Document is a 1 page report. Full Fraud Report is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29162948	xxxxxx	10/09/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required and not in file.		Reviewer Comment (2023-11-13): BPO provided Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/13/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29178380	xxxxxx	10/09/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		File is missing the lease agreement for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797492	xxxxxx	29423233	xxxxxx	11/13/2023	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx			Reviewer Comment (2023-11-22): A corrected BPO was provided. Reviewer Comment (2023-11-13): BPO received, however sent back up for revisions	11/22/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797500	xxxxxx	29178940	xxxxxx	10/09/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file does not document payment history for the Borrower's primary residence from the last reported date on the credit report of 07.01.2022 through 10.01.2022.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): Received VOM is for Subject property. Please provide the payment history for the Borrower's primary residence from the last reported date on the credit report of 07.01.2022 through 10.01.2022. Exception remains.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797500	xxxxxx	29179160	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-22): The drive report does not contain a criminal check			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797500	xxxxxx	29179234	xxxxxx	10/09/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing the source of the large deposit of $810,819.79 into Borrower's account ending 6075 on 09.29.2022.		Reviewer Comment (2023-10-23): Received Letter explanation for large deposit and Closing disclosure to verify the large deposit amount. Exception cleared.	10/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797501	xxxxxx	29160281	xxxxxx	10/09/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Provide the BPO Document.		Reviewer Comment (2023-11-12): BPO provided Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797501	xxxxxx	29160456	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-20): The Tax Cert was provided.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797501	xxxxxx	29160881	xxxxxx	10/09/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.				Reviewer Comment (2023-10-20): The HOI includes all of the units.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797501	xxxxxx	29177921	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check	Borrower has owned the subject property for at least 5 years. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797501	xxxxxx	29177934	xxxxxx	10/09/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statements in file reflect "estimated".		Reviewer Comment (2023-10-20): The final settlement statement was provided.	10/20/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797484	xxxxxx	29187315	xxxxxx	10/10/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Missing required BPO.		Reviewer Comment (2023-11-12): BPO received Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797484	xxxxxx	29190413	xxxxxx	10/10/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-10-20): The insurable replacement cost from the appraisal was found.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797484	xxxxxx	29190951	xxxxxx	10/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.		Borrower has owned the subject property for at least 5 years. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-27): The client elects to waive. Reviewer Comment (2023-10-26): The investor can elect to waive with verified compensation factors. The borrower does not meet the reserve requirment. Performing loan has no bearing on this.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797484	xxxxxx	29201729	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check	Borrower has owned the subject property for at least 5 years. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): The Fraud Report does not provide a criminal check which is required per guidelines. Exception remains.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797484	xxxxxx	29202336	xxxxxx	10/10/2023	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The Borrower does not meet the professional investor experience requirements for a 5-8 unit as required by guidelines. The Borrower inherited the property through a trust and does not own any additional properties. First Time Investors are ineligible per guidelines.	Borrower has owned the subject property for at least 5 years. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-27): The client elects to waive. Reviewer Comment (2023-10-26): The investor can elect to waive with verified compensation factors. The borrower does not meet the requirements for a professional investor. Performing loan has no bearing on this. Reviewer Comment (2023-10-20): Selling a property 2 years prior is not evidence of an experienced investor.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29179445	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29179446	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29179471	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Borrower must acknowledge the loan is a :business purpose loan" via the Exhibit A" Occupancy Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): The rebuttal is not acceptable. Per xxxxxx Guidelines, this is a required document.			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29179528	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Provide Final Document (HUD-1, CD or Closing Statement)	Reviewer Comment (2023-11-28): Closing Statement provided

Reviewer Comment (2023-11-28): No new documents received. Please try uploading again.

Reviewer Comment (2023-11-27): No new documents received. Please try uploading again.

Reviewer Comment (2023-11-09): The same document was provided that was previously provided. The signature page is not for the SS provided. The SS provided reflects prepared on xxxxxx and the closing statement reflects prepared xxxxxx . Provide the xxxxxx closing statements that is signed/stamped certified.

Reviewer Comment (2023-11-09): No new document received. Please try to upload it again. Exception remains.

Reviewer Comment (2023-11-02): Received Closing Statement Page 1 date prepared is xxxxxx , however page 2 is reflecting date prepared as xxxxxx . Kindly provide complete document signed/stamped certified.

Reviewer Comment (2023-10-23): The document in file is not signed/stamped certified
															11/28/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29192528	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-24): Refinance. Taxes on title.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29192804	xxxxxx	10/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing a credit supplement to update mortgage pay history for the mortgages reporting on the credit report from the date of last activity through 11.2021.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29192844	xxxxxx	10/10/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for cash out transaction for non owner occupied 5-8 unit property is 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797509	xxxxxx	29208770	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: BPO not provided		Desk review in file		Reviewer Comment (2023-11-12): BPO provided Reviewer Comment (2023-10-23): Client requested hold on order Reviewer Comment (2023-10-23): Will be ordered upon client receipt.	11/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797494	xxxxxx	29196572	xxxxxx	10/11/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-10-11): Client elects to waive			10/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797494	xxxxxx	29196577	xxxxxx	10/11/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797494	xxxxxx	29196580	xxxxxx	10/11/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required as per guidleines.		Reviewer Comment (2023-11-02): BPO received Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797494	xxxxxx	29207778	xxxxxx	10/11/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-10-25): Fraud report provided	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797489	xxxxxx	29196593	xxxxxx	10/11/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): A PDI was provided with no visible damage Reviewer Comment (2023-10-23): Order will be placed upon client receipt	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	797489	xxxxxx	29196597	xxxxxx	10/11/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required as per Guidelines.		Reviewer Comment (2023-11-02): BPO received Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	797489	xxxxxx	29210121	xxxxxx	10/11/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-10-25): Fraud Report provided	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	797496	xxxxxx	29203966	xxxxxx	10/12/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Guidelines require a BPO.		Reviewer Comment (2023-11-13): BPO received Reviewer Comment (2023-11-06): BPO sent up for revisions. Reviewer Comment (2023-10-23): Order will be placed upon client receipt	11/13/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	797496	xxxxxx	29216945	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-10-25): Fraud Report provided	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201326	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-31): Loan closed in a Corporation. Guarantor Agreement is required for loan. Reviewer Comment (2023-10-20): The Note is personally signed.			11/07/2023	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201327	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-10-20): Received Screen short of 1120S which shows the EIN number. Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201328	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2023-10-20): Received Articles of Incorporation, Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201329	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2023-10-20): The Bylaws were provided.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201330	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-10-20): Received Certificate of Good Standing, Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201396	xxxxxx	10/12/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-11-16): BPO received Reviewer Comment (2023-10-25): Client requested reunderwrite to new matrix. Matrix requires a desk review for cash out loans	11/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201527	xxxxxx	10/12/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 and Fraud report reflect borrower current address as xxxxxx, however in section 3 of final 1003 Primary address reflect xxxxxx.		Reviewer Comment (2023-10-20): A corrected 1003 was provided.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29201580	xxxxxx	10/12/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.		Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-25): Client requested reunderwrite to new matrix. Max 65% for loan amount. Reviewer Comment (2023-10-25): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 55.00000%.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29221229	xxxxxx	10/12/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing a 12 month mortgage pay history for the subject property	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-20): A 12-month mortgage payment history is required.			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29221246	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Criminal check	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The fraud report does not contain a criminal check.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	797471	xxxxxx	29221417	xxxxxx	10/12/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note and Note addendum in file do not reflect the vesting entity name only the Guarantor's name.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-12): Client elects to waive			10/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795866	xxxxxx	29123857	xxxxxx	10/04/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-10-06): Received Fraud report for subject property. Exception cleared.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123869	xxxxxx	10/04/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-06): Received Credit report Gap Dated xxxxxx . Exception cleared.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123878	xxxxxx	10/04/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,259,069.32 is less than Cash From Borrower $2,593,823.53.	Non-Borrower statements only in file.	Reviewer Comment (2023-10-12): Gift funds received

Reviewer Comment (2023-10-11): Deposit was received for $2,396,773.53 which does not match the gift letter provided of $2,414,000. Provide the corrected gift letter dated prior to closing.

Reviewer Comment (2023-10-09): Gift letter was provided. Provide evidence of receipt of gift funds.

Reviewer Comment (2023-10-06): Added account xxxxxx. Account xxxxxx is not eligible for use as it is a non-borrower account only.

Reviewer Comment (2023-10-06): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $2,050.00 is less than Cash From Borrower $2,593,823.53.
															10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123882	xxxxxx	10/04/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-10-06): E-Consent provided	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123884	xxxxxx	10/04/2023	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2023-10-03): Client elects to waive			10/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123885	xxxxxx	10/04/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-10-03): Client elects to waive			10/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123886	xxxxxx	10/04/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Reviewer Comment (2023-10-03): Client elects to waive			10/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123887	xxxxxx	10/04/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-10-03): Client elects to waive			10/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123891	xxxxxx	10/04/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided	Reviewer Comment (2023-10-12): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing

Reviewer Comment (2023-10-08): SitusAMC received COC however appraisal re-inspection fee of $150 got added on CD dated xxxxxx . Changed Circumstance dated xxxxxx available in file, but it does not give sufficient information on why the fee was added as 1004 was completed as is not subject to any repairs.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																10/12/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	795866	xxxxxx	29123900	xxxxxx	10/04/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Non-Borrower statements only in file.		Reviewer Comment (2023-10-12): Gift funds received. Reviewer Comment (2023-10-11): Deposit was received for $2,396,773.53 which does not match the gift letter provided of $2,414,000. Provide the corrected gift letter dated prior to closing. Reviewer Comment (2023-10-09): Gift letter received. Provide evidence of receipt of gift funds. Reviewer Comment (2023-10-06): Added account xxxxxx. Account xxxxxx is not eligible for use as it is a non-borrower account only.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29135492	xxxxxx	10/04/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The CPA letter in file does not state the ownership percentage of the Borrower as required by guidelines.		Reviewer Comment (2023-10-06): Received operating agreement stating borrower is 100% owner. Exception cleared.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795866	xxxxxx	29205186	xxxxxx	10/09/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	The gift letter does not reflect the correct deposit amount nor reflects the date the funds were transferred as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

													Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-17): Client elects to waive with verified compensation factors			10/17/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	794045	xxxxxx	29123276	xxxxxx	10/04/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow for cash payments on a month-to-month lease.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-03): Client elects to waive with verified compensation factors			10/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794045	xxxxxx	29123365	xxxxxx	10/04/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage should reflect one of the following: · 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or · 100% of the Total Estimate of Cost-New per the appraiser; or · The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-10-06): RCE provided Reviewer Comment (2023-10-06): Itis understood that FL will not provided the RCE, however then coverage should have been obtained to meet the guideline requirements.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794045	xxxxxx	29123378	xxxxxx	10/04/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		The insurance coverage should reflect one of the following: · 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or · 100% of the Total Estimate of Cost-New per the appraiser; or · The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-10-06): RCE provided Reviewer Comment (2023-10-06): Itis understood that FL will not provided the RCE, however then coverage should have been obtained to meet the guideline requirements.	10/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794045	xxxxxx	29137092	xxxxxx	10/04/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lease rents are > 120% of the estimated market rents. The investor exception in file is for cash receipts only as the lender stated they are trying to utilize the monthly lease rent instead. However, this would require a separate exception. Loan was qualified off of 120% of the estimate rent currently. Further, if exception is granted to utilize the lease rents, borrower will not have 6 months rent loss insurance. Currently, rent loss is equal to 6 months of 120% of the estimated rents.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-12): The client elects to waive. Reviewer Comment (2023-10-11): The exception comments will need to be updated as the exception granted is use of the current lease w/ cash receipts for deposits.			10/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795783	xxxxxx	29146445	xxxxxx	10/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7508)	An Appraisal Field Review fee of $375 was added to the xxxxxx closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-10-16): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		10/16/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795783	xxxxxx	29146446	xxxxxx	10/05/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	An Appraisal Review fee of $225.00 was added to the xxxxxx closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-10-16): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		10/16/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798157	xxxxxx	29130673	xxxxxx	10/05/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2023-10-11): Received 1073 Appraisal report, Exception cleared.	10/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29130677	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx			Reviewer Comment (2023-10-11): See new exception Reviewer Comment (2023-10-11): Received Appraisal dated xxxxxx , Exception cleared.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29130743	xxxxxx	10/05/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-10-11): Received 1073 Appraisal report, Exception cleared.	10/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29130792	xxxxxx	10/05/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Reviewer Comment (2023-10-04): Client elects to waive			10/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	798157	xxxxxx	29146801	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2023-10-11): HOA questionnaire provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29147427	xxxxxx	10/05/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-11): Cleared report provided Reviewer Comment (2023-10-10): The same Fraud report was provided that was in file at time of review. The high risk red flags were not cleared.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29149152	xxxxxx	10/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided				Reviewer Comment (2023-10-12): A CDA was provided. Reviewer Comment (2023-10-10): CDA will be ordered upon client confirmation	10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29214190	xxxxxx	10/11/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-12): PDI received dated xxxxxx: No Damage Reviewer Comment (2023-10-11): PDI will be ordered upon client confirmation	10/12/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798157	xxxxxx	29214191	xxxxxx	10/11/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-10-12): A CDA was provided.	10/12/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29130595	xxxxxx	10/05/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-10-11): The appraisal was provided.	10/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29130603	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx			Reviewer Comment (2023-10-11): The appraisal was provided dated xxxxxx	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29130622	xxxxxx	10/05/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-10-17): Received Fraud report. Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29130626	xxxxxx	10/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		The AUS requires bank statements covering a two-month period. The bank statement in the file is only for one-month. One additional month is required.		Reviewer Comment (2023-10-11): Additional statements provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29130627	xxxxxx	10/05/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2023-10-17): Appraisal received Reviewer Comment (2023-10-11): Duplicate	10/17/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29149542	xxxxxx	10/05/2023	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided				Reviewer Comment (2023-10-16): CDA received Reviewer Comment (2023-10-11): CDA will be ordered upon client confirmation	10/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798158	xxxxxx	29149547	xxxxxx	10/05/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx			Reviewer Comment (2023-10-11): Additional statement provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797006	xxxxxx	29146574	xxxxxx	10/05/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a full appraisal report to include color photographs. The file is missing the color photographs.		Reviewer Comment (2023-10-12): Color appraisal provided	10/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796563	xxxxxx	29151308	xxxxxx	10/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,412.50 exceeds tolerance of $1,887.00. Insufficient or no cure was provided to the borrower. (7200)	Valid COC nor cure provided. COC reflects points added due to xxxxxx exception, however the guidelines do not require an inspection on aged xxxxxx.	Reviewer Comment (2023-11-06): SitusAMC received Post CD ,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2023-10-17): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-10-13): SitusAMC received Changed Circumstance dated xxxxxx but it does not give sufficient information on why the Discount fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  Also COC states fee increased to $3360; however, in actual fee increased to $3412.50. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																11/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796563	xxxxxx	29161491	xxxxxx	10/06/2023	Credit	Guideline	Guideline Issue	Guideline	Ineligible property type.	xxxxxx	The COC states this property is deemed non-warrantable which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-08): The COC does not clear this condition. If the COC was inaccurate, provide a lender attesation verifying the xxxxxx is warrantable. Reviewer Comment (2023-11-07): The refund does not clear this condition. The COC states the xxxxxx is non-warrantable which is ineligible per xxxxxx guidelines.			11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796435	xxxxxx	29134499	xxxxxx	10/06/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-10-05): Client elects to waive			10/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796435	xxxxxx	29134543	xxxxxx	10/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,964.00 exceeds tolerance of $4,970.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $4,970 on the Initial Loan Estimate dated xxxxxx to $5,964 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-11): SitusAMC received a valid COC.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	796435	xxxxxx	29150400	xxxxxx	10/06/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business Narrative/ Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. The SOS in file reflects past due and next due xxxxxx . Loan closed in xxxxxx.		Reviewer Comment (2023-11-09): Updated SOS and business license provided Reviewer Comment (2023-10-13): The document provided does not work as it is from xxxxxx and does not contain an expiration date. Reviewer Comment (2023-10-11): Please review the original condition. This does not pertain to the pull date. The SOS in file reflects past due and next due xxxxxx . Loan closed in xxxxxx. Past due is an indication that the borrower has not renewed their license and is not in good standing.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	795290	xxxxxx	29163574	xxxxxx	10/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR in file reflects the address of the Borrower's business and not the address of the property the Borrower is renting. Revised VOR required with corrected address.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-09): Email to investor: The LOE below does not specify any addresses. However, based on the completed patriot act in the file, it states the borrower is currently residing at xxxxxx. The VOR in file is for xxxxxx. It appears the 1003 is correct. Is the VOR supposed to be for the property on xxxxxx? If the VOR is incorrect, it will need to be updated with the correct address. If the VOR is correct, then we need the VOR/VOM for the property on xxxxxx.			10/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795290	xxxxxx	29167421	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the seller as the seller of the property vs the lender.		Reviewer Comment (2023-11-07): Received Business Purpose Certificate reflecting the lender name. Exception cleared.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796515	xxxxxx	29157928	xxxxxx	10/06/2023	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		The guidelines allow up to 5 occurrences in the most recent 12 months when there are no occurrences in the most recent 2 months. The bank statements reflect a total of 9 occurrences in the last 12 months. The file contains a lender exception. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-18): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-16): Lender would like to waive Reviewer Comment (2023-10-16): Per the original condition, all exceptions must come from the Investor.			10/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796515	xxxxxx	29158092	xxxxxx	10/06/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a seasoning of 48 months for all loan modifications. The file contains a loan modification agreement signed on xxxxxx which is not at least 48 months from closing of xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): Lender would like to waive Reviewer Comment (2023-10-16): Seller requested back			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796515	xxxxxx	29158647	xxxxxx	10/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-10-05): Client elects to waive			10/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796515	xxxxxx	29163044	xxxxxx	10/06/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-16): Cleared report provided	10/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796462	xxxxxx	29167780	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower and non-borrowing spouse from the Trust.		Reviewer Comment (2023-10-11): Deed provided	10/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796462	xxxxxx	29167789	xxxxxx	10/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Provide the Trust Agreement. Property is currently vested in a Trust on refinance.		Reviewer Comment (2023-11-06): Received Trust Agreement. Exception cleared. Reviewer Comment (2023-10-25): A property profile report does not clear this condition. See comments from xxxxxx : The property is currently vested in a trust. Deed transfer at closing. The trust is required for seasoning requirement for our current borrowers. Reviewer Comment (2023-10-11): The property is currently vested in a trust. Deed transfer at closing. The trust is required for seasoning requirement for our current borrowers.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796650	xxxxxx	29177216	xxxxxx	10/06/2023	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., xxxxxx) and evidence of at least 12 months of Operating History is not present in the loan file.	Properties that have historically been rented on a short term basis are permitted and the income would be averaged over the most recent 12-month period using proof of the property being currently listed and being actively rented on the applicable short-term site, and the most recent 12-month rental history print out from said site.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. LTV is 59.86885%	Reviewer Comment (2023-11-01): The client elects to waive.

Reviewer Comment (2023-10-30): LOE is not acceptable. This is a refinance transaction. The 1007 is based off short term rents. There isn't anything in file that supports long term rents. Estimated rents for the subject property on the 1007 are based off the comparables which are all short term rentals.  Provide the updated 1007 with long term rents.

Reviewer Comment (2023-10-24): Finding is valid. The LOE provided by the seller on xxxxxx stated the property was not a short term/seasonal rental and property was not considered that. Comments from the seller on xxxxxx now reflect appraiser notes property is a short term/seasonal rental which is how the loan was qualified at time of review by DD. The property is not vacant but a short term rental. Short Term Rental appraisals are marked vacant due to the fact there are no long term tenancies/may not have been a renter in the property at time of appraisal. The 1007 rents are based off short term rentals. The guidelines on refinances require Properties that have historically been rented on a short term basis are permitted and the income would be averaged over the most recent 12-month period using proof of the property being currently listed and being actively rented on the applicable short-term site, and the most recent 12-month rental history print out from said site. If the actual rents exceed the 1007 rents, then 75% of those actual rents can be utilized with supporting documentation.
																	11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797177	xxxxxx	29158934	xxxxxx	10/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require corrected final 1003 reflecting borrower as Non Permanent Resident Alien. As per documents in file borrower is Non Permanent Resident Alien.		Reviewer Comment (2023-10-20): A corrected 1003 was provided. Reviewer Comment (2023-10-10): There is an Employment Authorization Card in file which is an indication of Non-Perm Resident. If borrower is a Perm Resident, then you must provide the Perm Resident card, unexpired.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797177	xxxxxx	29158958	xxxxxx	10/09/2023	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2023-10-10): Scored report provided	10/10/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797177	xxxxxx	29160994	xxxxxx	10/09/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require a full appraisal report to include color photographs; however, the appraisal report provided does not include the color photographs.		Reviewer Comment (2023-10-11): Color appraisal provided	10/11/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797177	xxxxxx	29179157	xxxxxx	10/09/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	Provide the Borrower's VISA.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-10-24): The guidelines do not reflect either or. It says if the borrower is required to have and maintain a VISA or has a VISA, that VISA must be current. Borrower is from xxxxxx. Per the US embassy, xxxxxx are required to have a VISA.

Reviewer Comment (2023-10-20): The VISA was not found.

Reviewer Comment (2023-10-10): None of the documents provide are the VISA. There is already an Employment Authorization Card in file which is an indication of Non-Perm Resident. If borrower is a Perm Resident, then you must provide the Perm Resident card, unexpired and the VISA will not be required.
																	10/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797177	xxxxxx	29179181	xxxxxx	10/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT does not reflect the PUD rider box checked, yet a PUD rider is attached.		Reviewer Comment (2023-10-11): A more legible copy was provided reflecting the PUD Rider box checked. Reviewer Comment (2023-10-10): The same PUD rider was provided that was in file at time of review. Please see the original condition. The DOT does not reflect the PUD rider box checked, yet a PUD rider is attached. Provide the corrected page of the DOT to include the PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796653	xxxxxx	29164019	xxxxxx	10/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Paystub dated xxxxxx reflects tip income, which was used to qualify the loan. The WVOE provided in file does not break out the tip income separately as it appears to have the tip and PTO lumped together under Other. Documentation breaking out the tip income separately for the previous years is required.		Reviewer Comment (2023-10-25): After further review, the paystub reflects tip and PTO reported income. xxxxxx Work Number reflects this under Other. Other income can be determined as tip and PTO income. Both can be utilized to qualify. Per the guidelines, no other information is required. Reviewer Comment (2023-10-19): The UW worksheet does not clear this condition. The WVOE needs to be updated to provide the correct TIP income.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796143	xxxxxx	29168615	xxxxxx	10/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title report and fraud report confirm the property is in the name of a business entity, xxxxxx. The property was deeded over to the borrower at closing; however, the file does not contain any documentation to verify the borrower has ownership in the business entity.		Reviewer Comment (2023-10-18): Evidence of ownership provided Reviewer Comment (2023-10-17): The documentation provided only reflects the borrower as a contact vs. an owner. Provide evidence of ownership in the business.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29163912	xxxxxx	10/09/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-25): FTP provided Reviewer Comment (2023-10-16): Escrow instructions are not acceptable to clear this condition. A supplement from the title company is required, updated title with sufficient coverage, or the Final Title policy with sufficient coverage.	10/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29163944	xxxxxx	10/09/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-25): FTP provided	10/25/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29163986	xxxxxx	10/09/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.82666% or Final Disclosure APR of 11.84600% is equal to or greater than the threshold of APOR 7.26% + 3.5%, or 10.76000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation	Reviewer Comment (2023-11-15): Origination appraisal provided along with 3 day delivery and delivery of updated appraisal.

Reviewer Comment (2023-11-07): Delivery provided for xxxxxx appraisal dated xxxxxx with borrower download date verified of xxxxxx  The loan closed xxxxxx  Saturday or Sunday is not counted in the timing requirements. The borrower did not receive a copy of the appraisal at least 3 business days prior to loan consummation. There is a delivery in file dated xxxxxx  If there is an origination appraisal, please provide this for review as well.

Reviewer Comment (2023-10-19): The document provided is not acceptable. Document reflects appraisal delivered on 8/15, however appraisal in file was not completed until xxxxxx  The appraisal cannot be delivered prior to completion of the report. If there is an origination appraisal with no change in value, provide this to coincide with the delivery of xxxxxx and then also provide evidence of delivery of the updated appraisal.

Reviewer Comment (2023-10-13): The document provided is not acceptable as it does not specify which transpired, the waiver or receipt.
															11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29163992	xxxxxx	10/09/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-11-15): Origination appraisal provided along with 3 day delivery and delivery of updated appraisal.

Reviewer Comment (2023-11-07): Delivery provided for xxxxxx appraisal dated xxxxxx with borrower download date verified of xxxxxx  The loan closed xxxxxx  Saturday or Sunday is not counted in the timing requirements. The borrower did not receive a copy of the appraisal at least 3 business days prior to loan consummation. There is a delivery in file dated xxxxxx  If there is an origination appraisal, please provide this for review as well.

Reviewer Comment (2023-10-19): The document provided is not acceptable. Document reflects appraisal delivered on 8/15, however appraisal in file was not completed until xxxxxx  The appraisal cannot be delivered prior to completion of the report. If there is an origination appraisal with no change in value, provide this to coincide with the delivery of xxxxxx and then also provide evidence of delivery of the updated appraisal.

Reviewer Comment (2023-10-13): The document provided is not acceptable as it does not specify which transpired, the waiver or receipt.
															11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29178801	xxxxxx	10/09/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject address is missing from evidence of insurance.		The master hazard insurance policy does not reflect the subject property address.		Reviewer Comment (2023-10-26): Received Updated Master Hazard Insurance Document, Exception cleared. Reviewer Comment (2023-10-13): The same policy was provided that was in file at time of review. The subject property address is not xxxxxx. The subject property address is xxxxxx.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29178827	xxxxxx	10/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower owns the property located on xxxxxx per the fraud report and property history report. Both reports confirm the owner of the property as of xxxxxx is the borrower and shows the same mailing address as the subject property which is the borrower's primary residence. This property needs to be added to the borrower's REO Schedule on the 1003 and the full PITIA added to the DTI. The final DTI for the subject loan cannot be determined until this property is added.		Reviewer Comment (2023-11-08): Statement provided with evidence of PITI. Lookup of property reflects no HOA. Statement reflects NPD xxxxxx with no evidence of late payment fees for YTD. Reviewer Comment (2023-11-07): Updated 1003/1008 provided adding in the property. However, evidence of the PITIA was not provided nor the housing history.	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29201417	xxxxxx	10/09/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA address does not match the Note.		Reviewer Comment (2023-10-20): An updated CDA was provided. Reviewer Comment (2023-10-13): The same CDA was provided that was in file at time of review. The subject property address is not xxxxxx xxxxxx The property address is xxxxxx.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796580	xxxxxx	29442436	xxxxxx	11/15/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-11-15): Client elects to waive			11/15/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796520	xxxxxx	29192644	xxxxxx	10/10/2023	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA in the file appears to be from the original purchase of the property and not the subject transaction. The date and appraiser listed do not match the appraisal in the file.		Reviewer Comment (2023-10-16): CDA provided completed on appraisal submitted to the loan file	10/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796520	xxxxxx	29192708	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-10-16): Client elects to waive			10/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796520	xxxxxx	29192709	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,488.00 exceeds tolerance of $4,358.00 plus 10% or $4,793.80. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-10-06): Sufficient Cure Provided At Closing		10/06/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	796520	xxxxxx	29192730	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The closing disclosure dated xxxxxx is not signed and dated by borrower. Unable to determine exact received date. The file does contain a tracking summary that indicates the borrower received the CD on xxxxxx ; however, tracking details indicates the CD was mailed and therefore could not have been received on the same day the CD was sent.		Reviewer Comment (2023-11-10): SitusAMC received xxxxxx CD 3 business days prior to consummation.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796520	xxxxxx	29201529	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	The file does not contain the 2022 business tax returns or extension. The file does not contain the 2022 personal tax returns; however, does contain the extension.		Reviewer Comment (2023-11-03): Client requested re-underwrite to xxxxxx Plus from xxxxxx. Client elects to waive. Reviewer Comment (2023-10-24): Ext was provided for business, however this condition will remain an open EV2 as the most recent tax returns were not provided and the loan closed xxxxxx. Client can elect to waive the EV2 as is. Loan iss a QM loan.			11/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796520	xxxxxx	29384172	xxxxxx	11/03/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per the xxxxxx Plus Matrix 7.2023, xxxxxx 720+ FICO, Loan amount <$1MIL, max LTV is 75%.		Reviewer Comment (2023-11-06): Client requested reunderwrite to xxxxxx. LTV can go up to 80% on R/T with a 680 FICO.	11/06/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796366	xxxxxx	29179389	xxxxxx	10/10/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-10-11): E-Consent provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	796366	xxxxxx	29179587	xxxxxx	10/10/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-10-10): Client elects to waive			10/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	796366	xxxxxx	29203190	xxxxxx	10/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require the most recent 12 months of cancelled checks or bank statements when the VOR is completed by an individual or interested party. The file contains bank statements showing the rent payment from xxxxxx through xxxxxx and xxxxxx 23. The payment for xxxxxx is missing.		Reviewer Comment (2023-10-12): Lender provided 1008 adding an additional 3 months reserves which is allowed for incomplete 12 month housing history.	10/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	794277	xxxxxx	29178660	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-10-11): Articles provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29178668	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-10-11): COGS provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29178672	xxxxxx	10/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-10-11): Ops Agreement provided	10/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29178696	xxxxxx	10/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects the property is tenant occupied on a refinance transaction; however, the lease is not provided. Lease in file is not for the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-13): Client elects to waive with verified compensation factors			11/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29178699	xxxxxx	10/10/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-10-18): The final title policy was provided.	10/18/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29178841	xxxxxx	10/10/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling amount of xxxxxx does not cover, at minimum, the loan amount of xxxxxx .		Reviewer Comment (2023-10-30): An updated HOI policy with the coverage amount increased was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29208495	xxxxxx	10/10/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the verification of mortgage for the subject property.		Reviewer Comment (2023-10-26): Received verification of mortgage for subject property. Exception Cleared.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29209749	xxxxxx	10/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy or final title policy. There is a blanket mortgage on the title policy in file.		Reviewer Comment (2023-10-18): The final title was provided. Reviewer Comment (2023-10-16): The same title policy was provided that was in file at time of review. Provide the clear title policy or final title policy. There is a blanket mortgage on the title policy in file.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29209793	xxxxxx	10/10/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-13): Cleared report provided	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	794277	xxxxxx	29209797	xxxxxx	10/10/2023	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2023-10-18): The Spousal Consent Form was provided.	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29177860	xxxxxx	10/10/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2023-10-19): Update HOI provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29177972	xxxxxx	10/10/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 679 is less than Guideline representative FICO score of 680.	Guarantor is not an experienced investor and credit score does not meet minimum requirement of 680.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-27): Client elects to waive Reviewer Comment (2023-11-24): The client elects to waive.			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29209734	xxxxxx	10/10/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $131,321.40 is less than Cash From Borrower $133,443.87.	The loan file does not document the Borrower's ownership for account ending in 0650 and no documentation of receipt of gift funds in the amount of $30,000.		Reviewer Comment (2023-11-20): Additional asset statements were provided. Reviewer Comment (2023-11-20): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $94,347.31 is less than Cash From Borrower $133,443.87.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29209750	xxxxxx	10/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	The loan file does not document the Borrower's ownership for account ending in 0650 and no documentation of receipt of gift funds in the amount of $30,000.		Reviewer Comment (2023-11-20): Additional asset statements were provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29209760	xxxxxx	10/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Deed executed at closing for the subject property was not deeded to the vesting entity on mortgage loan documents of xxxxxx.		Reviewer Comment (2023-10-19): Re-recorded and corrected deed provided Reviewer Comment (2023-10-18): A corrective deed will need to be provided that is re-executed by the borrower and notarized verifying the change.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29210041	xxxxxx	10/10/2023	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt		Provide evidence of receipt of the gift funds.		Reviewer Comment (2023-11-20): Gift funds were not used	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29210044	xxxxxx	10/10/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter does not reflect the date the funds were transferred as required by guidelines.		Reviewer Comment (2023-11-20): Gift funds were not allowed.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796546	xxxxxx	29210124	xxxxxx	10/10/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		The 1007 for each comparable reflects a term of 0 to 6 days. Unable to determine if property is a short term rental or if this is a typo. If a typo, provide the updated 1007.		Reviewer Comment (2023-10-18): Corrected appraisal/1007 provided	10/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797032	xxxxxx	29196677	xxxxxx	10/11/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $400,000.00.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-11): Client elects to waive with verified compensation factors			10/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797032	xxxxxx	29210080	xxxxxx	10/11/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business purpose certificate in file does not have the correct loan amount of xxxxxx as reflected on the Note in file.		Reviewer Comment (2023-10-13): Updated BP cert provided	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797032	xxxxxx	29210238	xxxxxx	10/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file has an LOE in file that there was property flip for xxxxxx that was purchase in xxxxxx and sold in xxxxxx. The loan file does not document the purchase/ sale of this property to reflect the required experience for a xxxxxx unit property as current investment property was purchased <1 year ago xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-13): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-08): The property profile report for xxxxxx reflects the borrower was deeded off the property on xxxxxx and then sold xxxxxx, therefore this property does not meet the investor experience requirement. See comments from xxxxxx regarding the original condition property.

Reviewer Comment (2023-10-24): Property profile report provided. Evidence of ownership of xxxxxx will need to be provided. The SOS provided lists the Guarantor as a xxxxxx for the business. Evidence the Guarantor actually had ownership in the business is required.
																	11/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798247	xxxxxx	29203522	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-13): Flood Cert provided	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798247	xxxxxx	29215267	xxxxxx	10/12/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-13): Lender would like waive			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798247	xxxxxx	29215303	xxxxxx	10/12/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file does not contain a copy of the Borrower's primary residence mortgage Note to reflect Borrower is not responsible for the payment as mortgage statement in file reflects husband only. Mortgage statements do not reflect all borrowers at times.		Reviewer Comment (2023-11-06): Received Note document and First payment letter verifying borrower is not liable to make mortgage payments. Exception cleared.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798247	xxxxxx	29229289	xxxxxx	10/12/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-10-13): Dec page/updated HOI provided	10/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798247	xxxxxx	29229301	xxxxxx	10/12/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should be in the amount of the lesser of: • 100% of the insurable value of improvements, as established by the property insurer (Replacement Cost Estimator or equivalent); or • The unpaid principal balance of the mortgage if it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained; or • 100% Replacement Cost Coverage as stated on the policy declaration page.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795405	xxxxxx	29202527	xxxxxx	10/12/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.03 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor exception in file to allow DSCR under 1.25 with a loan amount under $150,000, however comp factors are incorrect. Reserves do not exceed requirement by 10 months or more. Aged account in file not included.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-13): Client elects to waive with verified compensation factors			10/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797131	xxxxxx	29205021	xxxxxx	10/12/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-10-31): Received Flood insurance Policy, Exception cleared. Reviewer Comment (2023-10-23): The document provided is a quote. Provide the active policy. Exception remains. Reviewer Comment (2023-10-13): The document provided is a quote. Provide the active policy.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797131	xxxxxx	29205099	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-10-16): Final SS provided	10/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798415	xxxxxx	29205140	xxxxxx	10/12/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-10-13): Final SS provided	10/13/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798415	xxxxxx	29205151	xxxxxx	10/12/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Require mortgage payment history for primary property for the month of September 2023.		Reviewer Comment (2023-10-16): Received Payment history payment made for the month of September 2023. Exception cleared.	10/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798415	xxxxxx	29229358	xxxxxx	10/12/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-11-02): Updated HOI provided	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	795406	xxxxxx	29224741	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Certifications in file do not reflect the correct loan amount for the subject transaction.		Reviewer Comment (2023-10-17): Received Business Purpose certificate, Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795406	xxxxxx	29224812	xxxxxx	10/13/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing the 09.2023 payment for xxxxxx for the Guarantors primary mortgage payment.		Reviewer Comment (2023-10-17): Received Credit report with mortgage payment till xxxxxx 23. Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795406	xxxxxx	29235226	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide the Borrowing Certificate.		Reviewer Comment (2023-10-17): Received Limited Liability Company Borrowing Certificate. Exception cleared. Reviewer Comment (2023-10-17): Received Business purpose certificate, please provide the corporate resolution, Exception remains.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797982	xxxxxx	29209421	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide Master Policy / HO6 for subject property.		Reviewer Comment (2023-10-17): Received Master Policy and HO policy, Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797982	xxxxxx	29209490	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing an executed copy of the HUD-1, Closing Disclosure or Closing Statement.		Reviewer Comment (2023-10-17): Final SS provided Reviewer Comment (2023-10-17): HUD-1 received is missing disbursement date unable to determine if this is Final HUD-1, Please provide the Final HUD-1 showing disbursement date and Signatures. Exception remains.	10/17/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797982	xxxxxx	29236367	xxxxxx	10/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership in xxxxxx. Business bank statements utilized for closing/reserves.		Reviewer Comment (2023-10-17): Associated Articles of organization verifying borrower ownership, Exception cleared.	10/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797982	xxxxxx	29236406	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2023-11-01): LOE provided Reviewer Comment (2023-10-31): An LOE to the borrower is part of the cure provisions. Lender email to title company is not acceptable. Reviewer Comment (2023-10-30): Received condo rider and LOI. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798505	xxxxxx	29212046	xxxxxx	10/13/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-10-24): CDA provided	10/24/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	C	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798505	xxxxxx	29212064	xxxxxx	10/13/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-10-13): Client elects to waive			10/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	C	C	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798505	xxxxxx	29212065	xxxxxx	10/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2023-10-17): Client elects to waive. SOL 1 year expires xxxxxx			10/17/2023	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	D	C	C	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798505	xxxxxx	29229835	xxxxxx	10/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file contains a copy of the Alerts Summary; however, the full fraud report is not in the file.		Reviewer Comment (2023-10-20): Received Fraud report, Exception cleared. Reviewer Comment (2023-10-19): No new documents received. Please try uploading again.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	C	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798504	xxxxxx	29229510	xxxxxx	10/13/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Transcripts (1040) (2021)	The guidelines require the most recent tax transcript. The tax transcript in the file is for 2020. Missing 2021 tax transcript.		Reviewer Comment (2023-10-20): Received tax transcript for 2021. Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798504	xxxxxx	29235049	xxxxxx	10/13/2023	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided				Reviewer Comment (2023-10-31): Received Desk Review for subject property. Exception cleared. Reviewer Comment (2023-10-24): The document uploaded was 2 pages and blank. Please try uploading again.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797044	xxxxxx	29222005	xxxxxx	10/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure did not provide the estimated taxes, insurance and assessments.		Reviewer Comment (2023-10-20): SitusAMC received Corrected CD and LOE to borrower.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	797044	xxxxxx	29222009	xxxxxx	10/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The final Closing Disclosure did not provide the estimated taxes, insurance and assessments.		Reviewer Comment (2023-10-20): SitusAMC received Post CD and Lox.		10/20/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	797044	xxxxxx	29222020	xxxxxx	10/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The final Closing Disclosure did not provide the estimated taxes, insurance and assessments.		Reviewer Comment (2023-10-20): SitusAMC received Post CD and Lox.		10/20/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	797044	xxxxxx	29222046	xxxxxx	10/16/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $40.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	The Verification of Employment Fee increased from $0.00 on the initial Loan Estimate to $40.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-11-07): SitusAMC received post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2023-11-06): SitusAMC Received PCCD and LOE is for property cost exception and no new Cure Docs received for 0% tolerance exception. Provide Cure Docs for 0% tolerance exception.

Reviewer Comment (2023-10-19): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																11/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	793537	xxxxxx	29244139	xxxxxx	10/16/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide evidence the franchise taxes are paid or clear search. The documents in file are for income tax which is not the same as franchise tax.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): The Articles in file reflects what the fee is and who it is payable too., It does not reflect it was paid. Provide evidence it was paid. Reviewer Comment (2023-10-17): A xxxxxxsearch is not acceptable. This must come from the State website that franchise taxes are not imposed.			10/19/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	793537	xxxxxx	29274305	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		The bylaws in file are not executed.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-19): Discovered after reporting. xxxxxx for the confusion.			10/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797311	xxxxxx	29231725	xxxxxx	10/17/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter in file does not reflect when funds are to be transferred as required by guidelines. Further, the wire transfer does not reflect the donor's name but an LLC with no evidence of ownership.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-30): Evidence of ownership provided for LLC. Pending receipt of gift letter reflecting the date of transfer which is a guideline requirement. The wire has no bearing on this condition.			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796584	xxxxxx	29221267	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.	Reviewer Comment (2023-11-15): SitusAMC received Post CD and LOX.

Reviewer Comment (2023-11-01): Page one requires the disclosure of escrows associated with the property.  Page 4 requires the disclosure of property costs, in the escrowed or non-escrowed section that are associated with the property.

Reviewer Comment (2023-10-24): SitusAMC received rebuttal that taxes and insurance are being escrowed.  However, there is varying info on that statement and no tax or insurance reflect escrowed on page 2 and the tax, ins & assessment exception rebuttal state these are NOT escrowed & page 4 marks that there is no escrow.  The issue related to this exception is due to Page 4 not disclosing property costs amount in the "will not have an escrow account" section as required for estimated property costs over year 1.  Document costs in file reflect as $79.30 taxes and $41.50 Insurance monthly. Corrected CD and LOE to borrower including costs.
																11/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796584	xxxxxx	29221268	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The initial loan estimate was electronically provided to the borrowers on xxxxxx ; however, did the borrowers did consent until xxxxxx .	Reviewer Comment (2023-11-01): SitusAMC received tracking suffice.

Reviewer Comment (2023-10-26): SitusAMC received e-consent dated xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Reviewer Comment (2023-10-24): SitusAMC: The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2. Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796584	xxxxxx	29221269	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $981.00 exceeds tolerance of $620.00 plus 10% or $682.00. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Fees increased from $620.00 on the initial Loan Estimate to $981.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-10-19): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796584	xxxxxx	29221271	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,483.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee increased from $0.00 on the initial Loan Estimate to $1,483.50 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-10-19): SitusAMC received valid Changed Circumstance.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796584	xxxxxx	29221276	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.	Reviewer Comment (2023-11-15): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD,

Reviewer Comment (2023-11-10): Per escalated review: As this regulation only relates to the property costs (escrowed or non-escrowed amount), rescission does not need reopened as this item is not a Material Disclosure violation.

Reviewer Comment (2023-11-01): Page one requires the disclosure of escrows associated with the property.  Page 4 requires the disclosure of property costs, in the escrowed or non-escrowed section that are associated with the property.

Reviewer Comment (2023-10-24): SitusAMC received rebuttal that an escrow waiver.  However, the CD must disclose to borrower the Estimated tax, insurance & assessments for the property on page 1 under Estimate Taxes, Insurance & Assessments and mark what items are included and that In Escrow? question would be No.  Corrected CD and LOE to borrower to cure.
																11/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796584	xxxxxx	29221277	xxxxxx	10/17/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.	Reviewer Comment (2023-11-15): SitusAMC received Post CD and LOX.

Reviewer Comment (2023-11-01): Page one requires the disclosure of escrows associated with the property.  Page 4 requires the disclosure of property costs, in the escrowed or non-escrowed section that are associated with the property.

Reviewer Comment (2023-10-24): SitusAMC received rebuttal that there is an escrow waiver.  However, the issue related to this exception is due to Page 4 not disclosing property costs amount in the "will not have an escrow account" section as required for estimated property costs over year 1.  Document costs in file reflect as $79.30 taxes and $41.50 Insurance monthly. Corrected CD and LOE to borrower including costs.
																11/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796584	xxxxxx	29243176	xxxxxx	10/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Trust Agreement. Title was deeded to borrower's at close and previously vested in a Trust.		Reviewer Comment (2023-10-25): The Trust Agreement was provided. Reviewer Comment (2023-10-18): The deed provided was already in file at time of review. Please see the original condition. Provide the Trust Agreement. Title was deeded to borrower's at close and previously vested in a Trust. Loan is a refinance loan.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796584	xxxxxx	29270478	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $981.00 exceeds tolerance of $620.00 plus 10% or $682.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-10-19): Sufficient Cure Provided At Closing		10/19/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797860	xxxxxx	29231373	xxxxxx	10/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Declaration question If YES, have you had an ownership interest in another property in the last three years? Is incorrectly checked as No. Require corrected final 1003 reflecting this question as Yes.		Reviewer Comment (2023-10-19): Corrected 1003 provided	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797860	xxxxxx	29231390	xxxxxx	10/18/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	The guidelines require business license for the past 2 years. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature; however, the file does not contain the business license or letter of explanation.	Reviewer Comment (2023-11-02): Received tax preparer letter confirming the nature of business and reason for license not required. Exception cleared.

Reviewer Comment (2023-10-23): This loan was reviewed to xxxxxx Guidelines and this is a requirement for the P&L program.

Reviewer Comment (2023-10-20): The investor will need to address this one separately to waive.

Reviewer Comment (2023-10-19): The guidelines require business license for the past 2 years. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature; however, the file does not contain the business license or letter of explanation. Exception remains.
															11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797860	xxxxxx	29231403	xxxxxx	10/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The details of the borrower business is required on letter signed by the CPA, CTEC (California Tax Education Council) or EA (Enrolled Agent), an Attorney on their business letterhead. The letter provided in the file is from PTIN.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-20): The client elects to waive. Reviewer Comment (2023-10-19): Per the guidelines, a PTIN is not acceptable. It must come from a CPA, CTEC, or EA on the P&L program. The lender can request the investor waive with verified compensation factors.			10/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797860	xxxxxx	29231433	xxxxxx	10/18/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The disclosure was provided at closing. The initial disclosure is not signed.		Reviewer Comment (2023-10-16): Client elects to waive			10/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797860	xxxxxx	29246293	xxxxxx	10/18/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The final closing disclosure dated xxxxxx is not legible. Portions of the top sections of the page 3 and 5 are not legible.		Reviewer Comment (2023-10-20): A legible copy of the Final CD was provided. Reviewer Comment (2023-10-19): The full, completed, and executed document is required.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797860	xxxxxx	29246321	xxxxxx	10/18/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The tax preparer must provided confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. Only 1 year verification and preparation of the P&L was provided.	Reviewer Comment (2023-11-02): Received tax preparer letter confirming that they prepared the most recent 2 years tax return filing for the borrower’s business. Exception cleared.

Reviewer Comment (2023-10-23): This loan was reviewed to xxxxxx Guidelines and this is a requirement for the P&L program.

Reviewer Comment (2023-10-19): The guidelines require the tax preparer to verify they have competed the most recent 2 years tax returns for the borrower's business. The preparer only verifies they completed 1 year of the borrower's tax returns and the P&L. The P&L's are not evidence of completion of the tax returns nor does that meet the guideline requirements.
															11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796743	xxxxxx	29230853	xxxxxx	10/18/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.04 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Loan amount < $150,000 requires a minimum DSCR of 1.25. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-10-17): Client elects to waive with verified compensation factors			10/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796743	xxxxxx	29235182	xxxxxx	10/18/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The PPP rider to the DOT and the PPP addendum to the Note reflect different terms. If the PPP addendum to the Note is correct, provide the corrected and executed rider to the DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. If the PPP rider to the DOT is correct, provide the corrected and executed addendum to the Note, LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796728	xxxxxx	29255346	xxxxxx	10/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The document is not executed.		Reviewer Comment (2023-10-19): Received Operating Agreement executed by the members of the company. Exception cleared.	10/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795609	xxxxxx	29236928	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-18): Client elects to waive			10/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29236954	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-30): Approval provided	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237085	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.50938% or Final Disclosure APR of 11.49000% is equal to or greater than the threshold of APOR 6.96% + 3.5%, or 10.46000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation.		Reviewer Comment (2023-10-30): Delivery provided	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237086	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The file is missing evidence the borrower(s) received a copy of the appraisal report(s) at least 3 business days prior to loan consummation.		Reviewer Comment (2023-10-30): Delivery provided	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237087	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file does not contain a verification of employment for the co-borrower dated prior to the note date.		Reviewer Comment (2023-10-30): WVOE provided dated prior to closing	10/30/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237088	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	The file does not contain a verification of employment for the co-borrower dated prior to the note date.		Reviewer Comment (2023-10-30): WVOE provided dated prior to closing	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237089	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file does not contain a verification of employment for the co-borrower dated prior to the note date.		Reviewer Comment (2023-10-30): WVOE provided dated prior to closing	10/30/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795609	xxxxxx	29237104	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $181,781.91 is under disclosed by $85.41 compared to the calculated Finance Charge of $181,867.32 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The verified finance charges is $181,867.32; however, the final closing disclosure reflects $181,781.91.	Reviewer Comment (2023-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2023-11-20): RTC expires at midnight on xxxxxx Cure will be completed after expiration.

Reviewer Comment (2023-11-06): To clarify that the variance for the Finance charge is $100 for purchases and $35 for rescindable transactions. The seller is referencing 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to $35 in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the thresholds for rescindable loans is $35. It is also worth noting that SitusAMC reviews loans in accordance with SFA TRID Grid 4.0.  Additionally TRID GRID 4.0 Remediation types, Row C) reports...Within 60 days of discovery 1. Letter of Explanation (Other evidence of borrower notification of the error will be considered.) 2. Corrected PCCD or detailed LOE re-disclosing correct information*Material disclosure exceptions on rescindable transactions require proof of consumer receipt, see D) below and row 6 of “Remediation Considerations "More than 60 days from discovery – No cure available. PCCD has been provided. RTC and proof of delivery required to complete cure.

Reviewer Comment (2023-10-31): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund check for total underdisclosure and proof of mailing.  Missing proof of reopening of rescission as this is a material disclosure violation on a rescindable transaction.  Provide proof rescission reopened to all consumers.
																11/22/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795609	xxxxxx	29262977	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-18): Client elects to waive			10/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797865	xxxxxx	29242727	xxxxxx	10/19/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the xxxxxx mortgage payment for account xxxxxx for the property located on xxxxxx.		Reviewer Comment (2023-10-24): Received Mortgage statement to verify the mortgage payment of xxxxxx 23, Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797865	xxxxxx	29242845	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The fraud report reflects the borrower still ownership in the property located at xxxxxx. The file contains a consumer letter that indicates this property was recently sold; however, the file does not contain any documentation to verify the property was sold. There is a 1031 exchange agreement in the file; however, this agreement is for the property located at xxxxxx not xxxxxx. Documentation that the borrower has sold xxxxxx is required or the REO section needs to be updated with the property information and the PITIA included in the debt ratio.		Reviewer Comment (2023-10-24): All REO documents provided for property and debt added to DTI. Lease agreement provided for rental income on property.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797865	xxxxxx	29242960	xxxxxx	10/19/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.17 is less than Guideline PITIA months reserves of 9.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): 1031 exchange assets were already considered at time of review. Per guidelines 1031 exchange cannot be utilized for reserves.			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	798913	xxxxxx	29242968	xxxxxx	10/19/2023	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided		Application reflects property is a xxxxxx. Guidelines allow for 80% of Market Rent from xxxxxx xxxxxx (includes 20% expense haircut) when a lack of 12 Month history is available. File is missing the xxxxxx xxxxxx report to confirm estimated revenue or 12 month lookback.		Reviewer Comment (2023-11-21): Received lender attestation regarding the error. Exception cleared. Reviewer Comment (2023-11-15): Updated application provided. Pending receipt on lender attesation regarding error. Reviewer Comment (2023-11-06): Provide the corrected application reflecting long term and the lender attestation on the error.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798913	xxxxxx	29264353	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title policy reflects 2 mortgage liens, however only 1 was paid through closing.		Reviewer Comment (2023-11-06): Updated title policy provided Reviewer Comment (2023-10-23): Per prelim, Schedule B, items #5 and #7.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798913	xxxxxx	29264397	xxxxxx	10/19/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit report is 121 days from closing on xxxxxx . Guidelines allow up to 120 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): The credit report provided is dated post close and not acceptable.			11/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798913	xxxxxx	29442508	xxxxxx	11/15/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects owner occupied.		Reviewer Comment (2023-11-27): Updated appraisal provided Reviewer Comment (2023-11-21): The is a business purpose investment property but the appraisal reflects owner-occupied which must be corrected.	11/27/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798613	xxxxxx	29234326	xxxxxx	10/19/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2023-10-22): Lease Agreement provided	10/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798613	xxxxxx	29234327	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-26): Received Flood Certificate, Exception cleared. Reviewer Comment (2023-10-22): The flood cert is missing the unit number	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798613	xxxxxx	29234328	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-10-24): Parcels match on tax cert. Mailing address zip on tax cert does not need to match. Reviewer Comment (2023-10-23): Received Tax Certificate Address Zip code did not matches the Note address, Please provide the correct address Tax Certificate Exception remains.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798613	xxxxxx	29234703	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-22): Client elects to waive with verified compensation factors			10/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798613	xxxxxx	29264561	xxxxxx	10/19/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in xxxxxx.		HOA is in xxxxxx. Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237501	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-10-24): Ops Agreement provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237504	xxxxxx	10/19/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The master insurance policy does not reflect flood insurance.		Reviewer Comment (2023-10-24): Master policy provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237557	xxxxxx	10/19/2023	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The loan file does not document a two year history managing short term rentals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again. To note, this is a guideline requirement taken directly from the lender's guidelines.			11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237592	xxxxxx	10/19/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal shows unit as xxxxxx and not xxxxxx		Reviewer Comment (2023-10-26): Corrected appraisal provided	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237601	xxxxxx	10/19/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit Information is missing on Flood Certificate		Reviewer Comment (2023-10-24): Updated flood cert provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29237603	xxxxxx	10/19/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx, Borrower: xxxxxx			Reviewer Comment (2023-10-24): ID provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264742	xxxxxx	10/19/2023	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	Borrower: xxxxxx	Credit report was not provided for xxxxxx. The application does not reflect any non-credit qualifying Guarantors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-27): The client elects to waive. Reviewer Comment (2023-10-25): All exception waivers must come from the investor. Reviewer Comment (2023-10-24): The approval does not clear this condition. The approval does not evidence any non-credit qualifying guarantor. If there is, provide the updated application to reflect this. Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264751	xxxxxx	10/19/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-24): OFAC provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264787	xxxxxx	10/19/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Individual Retirement Account (IRA) / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Certificate of Deposit (CD) / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx	2 months statements required		Reviewer Comment (2023-10-24): Additional statements received. Removed account xxxxxx. 2 months not provided. Not needed to qualify.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264819	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-22): Client elects to waive with verified compensation factors			10/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264833	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying guarantors. Provide the application, business purpose cert, and NOO cert for Christopher.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-27): The client elects to waive. Reviewer Comment (2023-10-25): All exception waivers must come from the investor. Reviewer Comment (2023-10-24): The approval does not clear this condition. The approval does not evidence any non-credit qualifying guarantor. If there is, provide the updated application to reflect this. Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29264853	xxxxxx	10/19/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max for condos is 75%. 5% reduction for STR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-27): The client elects to waive. Reviewer Comment (2023-10-25): Updated comments. Max for condo per matrix is 75% with a 5% reduction for STR.			10/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29265105	xxxxxx	10/19/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-24): Background reports provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798934	xxxxxx	29265576	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The blanket policy does not contain the full subject property address. Only street name and city, state, zip.		Reviewer Comment (2023-10-24): Addendum to master policy provided Reviewer Comment (2023-10-23): There was was an upload issue with the documents provided. Please try uploading again.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797154	xxxxxx	29238656	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The collateral Desktop analysis fee was not disclosure on Loan Estimate and was charged $205 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-11-02): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2023-11-02): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing; however, provided tracking ID reflects following result "Unfortunately we are unable to retrieve your tracking results at this time. Please try again later.". Please provide evidence that borrower received the Copy of check		11/02/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797154	xxxxxx	29263692	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has a modification on xxxxxx . Per guidelines, modifications require a 60 month waiting period.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-27): A payment deferment is still a modification as a Loan Modification Agreement was executed. An exception by the investor is required for the 60-month waiting period.			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797612	xxxxxx	29238643	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-10-24): Used SSN number foe single Member entity, Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29238645	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-10-24): Received Operating Agreement, Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29238649	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-10-24): Received Articles of Organization/Formation, Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29238671	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-01): Received Certificate of Good Standing, Exception cleared. Reviewer Comment (2023-10-24): Please provide the Certificate of Good Standing, Exception remains.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29238674	xxxxxx	10/19/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-10-24): An updated title commitment was provided with the correct policy amount.	10/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29266936	xxxxxx	10/19/2023	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		Forbearance, loan modifications, or deferrals (including COVID-19 related events) completed or reinstated greater than 12 months from the Note date of the subject transaction and having a 0x30x12 Housing History are allowed under all programs including xxxxxx. The loan had a 1x30x12 and does not meet the requirements per the guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797612	xxxxxx	29266990	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-10-24): Received Corporate Resolution, Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798540	xxxxxx	29238096	xxxxxx	10/19/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-06): FTP provided	11/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798540	xxxxxx	29238107	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-10-20): Received Hazard insurance policy but it is expired on xxxxxx however exception raised for lates hazard insurance policy. Exception cleared.	10/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798540	xxxxxx	29243713	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The credit report shows an open-30 day account with a balance of $5,283 and indicates the borrower is an authorized user. The guidelines require 30-day accounts to have sufficient reserves to cover the balance. In addition, the guidelines allow authorized user accounts to be excluded with a credit supplement confirming the borrower is not a responsible party. The verified reserves are $5,058.74, which is not sufficient to cover the balance. Additional documentation to verify sufficient reserves or the credit supplement verifying the borrower is not a responsible party is required.	Reviewer Comment (2023-11-01): Received PC-CD and Final SS to support sufficient cash back to cover xxxxxx 30 day account. Supplement not required as we are already backing out from the cash back.

Reviewer Comment (2023-10-30): PC-CD is a lender generated document. You must provide the Final Settlement Statement to support the increased cash in hand and reduction in fees. Further, the guidelines state to allow authorized user accounts to be excluded, a  credit supplement confirming the borrower is not a responsible party is required as well.

Reviewer Comment (2023-10-27): Please review the comments from xxxxxx . The cash in hand is only $5,058.74. The xxxxxx balance is $5,283. The reserves cash in hand do not cover the balance of the xxxxxx account. Further, the guidelines state to allow authorized user accounts to be excluded, a  credit supplement confirming the borrower is not a responsible party is required as well.

Reviewer Comment (2023-10-25): Cash-out proceeds were used for reserves and they were short the reserves requirement so the 30-day full balance is still outstanding. Further, the guidelines state to allow authorized user accounts to be excluded, a  credit supplement confirming the borrower is not a responsible party is required as well.
															11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798540	xxxxxx	29262798	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the payoff for the judgment. A lesser amount than what was on title was paid. Further, provide evidence all the delinquent/defaulted taxes were paid in full as they were not paid on the Final CD.		Reviewer Comment (2023-11-01): Clear FTP provided along with tax cert reflecting 1st installment of taxes paid xxxxxx 23 Reviewer Comment (2023-10-26): Based on the tax cert the taxes were paid a month after closing. Provide the clear and final title policy reflecting all items removed and cleared. Reviewer Comment (2023-10-25): The first installment payments were due xxxxxx so this should have been paid. Reviewer Comment (2023-10-20): Evidence the judgment will be removed from the title was provided; however, the delinquent taxes are still showing outstanding	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798540	xxxxxx	29282575	xxxxxx	10/20/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2023-11-06): Updated HOI policy provided	11/06/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798540	xxxxxx	29282583	xxxxxx	10/20/2023	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx			Reviewer Comment (2023-11-06): Updated HOI policy provided	11/06/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798300	xxxxxx	29267180	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Franchise Taxes Paid or Clear Search required for xxxxxx.		Reviewer Comment (2023-11-16): Current status provided with recent filings as of 2023. Reviewer Comment (2023-10-30): The requested document was not provided in the trailing documents Reviewer Comment (2023-10-22): UW LOE is not acceptable. xxxxxx is listed on the Note and is 100% owner of the LLC. Documents are required.	11/16/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798300	xxxxxx	29267191	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided		Provide the Articles of Formation for xxxxxx.		Reviewer Comment (2023-11-16): Cert of Inc provided for Entity Reviewer Comment (2023-10-30): The requested document was not provided in the trailing documents. Filing receipt was only provided. Provide the actual Articles. Reviewer Comment (2023-10-22): UW LOE is not acceptable. xxxxxx is listed on the Note and is 100% owner of the LLC. Documents are required.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798300	xxxxxx	29267217	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		Provide the Bylaws for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-22): UW LOE is not acceptable. xxxxxx is listed on the Note and is 100% owner of the LLC. Documents are required.			11/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798660	xxxxxx	29243615	xxxxxx	10/19/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Lender exception in file for Rural Property and > 2 acres. Investor must approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797592	xxxxxx	29266494	xxxxxx	10/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-11-20): An utility bill with a corrected 1003 were provided. Reviewer Comment (2023-10-31): The Utility bill address does not match the address on the Final 1003.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796806	xxxxxx	29243949	xxxxxx	10/19/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-23): Received Flood Certificate. Exception cleared.	10/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796806	xxxxxx	29244230	xxxxxx	10/19/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.		Reviewer Comment (2023-10-18): Client elects to waive			10/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796806	xxxxxx	29244231	xxxxxx	10/19/2023	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 8.63998% or Final Disclosure APR of 8.71500% is equal to or greater than the threshold of APOR 7.12% + 1.5%, or 8.62000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-10-18): Client elects to waive			10/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796806	xxxxxx	29244232	xxxxxx	10/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2023-10-23): SitusAMC received updated E-sign Consent agreement with accepted by borrower on xxxxxx .	10/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798117	xxxxxx	29243509	xxxxxx	10/20/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-10-26): Received Hazard insurance policy, Exception cleared.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798117	xxxxxx	29243792	xxxxxx	10/20/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-31): Received Title Preliminary with coverage amount, Exception cleared.	10/31/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798117	xxxxxx	29243850	xxxxxx	10/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Require evidence of source of gift funds in amount of $120,000.00. Reserves coming from gift funds must be deposited either into borrower’s account prior to closing or into escrow account at closing and disbursed to borrower.		Reviewer Comment (2023-10-26): Received Final 1003 which reflects the Gift of $114,000.00 so removed $120,000.00 which was not used for reserves. Exception cleared. Reviewer Comment (2023-10-25): Please provide the evidence of source of gift funds in amount of $120,000.00. Received deposit receipt of $114.000.00, Exception remains.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798117	xxxxxx	29341185	xxxxxx	10/26/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $234,050.02 is less than Cash From Borrower $235,002.31.			Reviewer Comment (2023-11-02): Updated bank statement with wire out for funds to close provdied Reviewer Comment (2023-11-01): Provide the wire supporting the wire of $113,5000 was for this transaction. Statement just reflects Wire Out.	11/02/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29255725	xxxxxx	10/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Declaration question If YES, have you had an ownership interest in another property in the last three years? Is incorrectly checked as No. Require corrected final 1003 reflecting this question as Yes.		Reviewer Comment (2023-10-24): An updated application was provided.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29255732	xxxxxx	10/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-24): The gap report was provided.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29255769	xxxxxx	10/20/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-25): FTP provided Reviewer Comment (2023-10-24): The document provided are the escrow instructions which is not acceptable for this condition. A title supplement or final title policy will need to be provided	10/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29255771	xxxxxx	10/20/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-25): FTP provided	10/25/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29256459	xxxxxx	10/20/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-10-19): Client elects to waive			10/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29256463	xxxxxx	10/20/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			Reviewer Comment (2023-10-24): NOTRC was provided.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796739	xxxxxx	29256717	xxxxxx	10/20/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file is missing a copy of the loan approval. The file does contain a 1008; however, the 1008 does not contain the underwriter's name.		Reviewer Comment (2023-10-24): Received Approval document. Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29275681	xxxxxx	10/20/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-19): Client elects to waive with verified compensation factors			10/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29276040	xxxxxx	10/20/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.30418% or Final Disclosure APR of 11.33100% is equal to or greater than the threshold of APOR 7.40% + 3.5%, or 10.90000%. Non-Compliant Higher Priced Mortgage Loan.	The delivery in file is not executed by the lender. Signature lines were left blank.		Reviewer Comment (2023-10-24): Delivery provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29276041	xxxxxx	10/20/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The delivery in file is not executed by the lender. Signature lines were left blank.		Reviewer Comment (2023-10-24): Delivery provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29278560	xxxxxx	10/20/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided from prior transaction. Lender/Client differs from note. Sec ID: 99	Note date: xxxxxx ; Lien Position: 2	Evidence that the appraisal was assigned to the new Lender as it is dated before the application.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-10-26): An appraisal transfer letter was provided. Reviewer Comment (2023-10-24): The Transfer Letter provided is not dated.	10/26/2023			1	D	A	A	A	D	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796739	xxxxxx	29345784	xxxxxx	10/26/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing.; Sec ID: 49	Note date: xxxxxx ; Lien Position: 2			Reviewer Comment (2023-10-30): CDA received	10/30/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798479	xxxxxx	29276256	xxxxxx	10/20/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note and PPP addendum to the Note, signature lines, do not reflect the Borrowing Entity. Per the DOT, the loan closed in an Entity. Signature lines should reflect the Entity by Guarantor. Provide the corrected and executed Note and PPP addendum to the Note, LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-19): Client elects to waive			10/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798479	xxxxxx	29276267	xxxxxx	10/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT +Riders, signature lines, do not reflect the Borrowing Entity. Per the DOT, the loan closed in an Entity. Signature lines should reflect the Entity by Guarantor. Provide the corrected and executed DOT+ Riders, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to re-record.		Reviewer Comment (2023-10-25): A signed updated and recorded Security Deed with corrected signature lines with the Riders was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798479	xxxxxx	29276384	xxxxxx	10/20/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for the subject property is from a non-institutional lender. Provide 6 months cancelled checks.		Reviewer Comment (2023-10-30): Received VOM for the Subject property, Exception cleared.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796106	xxxxxx	29245068	xxxxxx	10/20/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-10-24): Final signed SS provided	10/24/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796106	xxxxxx	29245166	xxxxxx	10/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity documents verify the business entity is a Corporation; however, the Note, Security Instrument, and Guarantor Agreement reflect the business as an xxxxxx. A business cannot be both a Corporation and LLC.		Reviewer Comment (2023-11-03): A corrected DOT, letter of intent to re-record, and LOE were provided.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798257	xxxxxx	29269000	xxxxxx	10/23/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Verification of Self Employment	Business verification for self-employment by 3rd party within 10-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are not an acceptable source of verification.		Reviewer Comment (2023-11-20): Received VOE within 10-days of Note Date. Exception cleared. Reviewer Comment (2023-10-26): Received Business entity listing document however it is not dated, Please Provide th Business verification for self-employment by 3rd party within 10-days of Note Date. Exception remains.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798257	xxxxxx	29269018	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-10-23): Client elects to waive			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798257	xxxxxx	29269019	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-10-23): Client elects to waive			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798257	xxxxxx	29269023	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Reason for not having escrow account is not checked on page 4.		Reviewer Comment (2023-10-27): SitusAMC received post CD and LOX. Reviewer Comment (2023-10-25): SitusAMC required Post CD to be updated with "Escrow Account - Will Not Have an Escrow Account Because" with either of the boxes to be checked " "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798257	xxxxxx	29269024	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $241.00 exceeds tolerance of $99.00 plus 10% or $108.90. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Tolerant Fees increased from $99.00 on the initial Loan Estimate to $241.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-11-07): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2023-10-25): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the recording fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		11/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798658	xxxxxx	29255812	xxxxxx	10/23/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	Title Policy Amount of xxxxxx is not covering Loan amount of xxxxxx . Provide Title Commitment covering Loan Amount.		Reviewer Comment (2023-10-25): Updated commitment provided	10/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798658	xxxxxx	29256238	xxxxxx	10/23/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file contains a pay history print out for the subject mortgage payment history however, the document does not reflect any terms of the loan as required by guidelines via a VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-01): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-27): Received Note document was already there at the time of review, Please provide VOM required by guidelines, Exception remains. Reviewer Comment (2023-10-25): The LOE is not acceptable. A VOM is required as the terms are not specified.			11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797873	xxxxxx	29266429	xxxxxx	10/23/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing a verification of rent for the borrowers' departing residence.		Reviewer Comment (2023-11-16): Received VOR and deposit receipt, exception cleared. Reviewer Comment (2023-10-25): The section is for rent free borrower's. The borrower is not living rent free and rents. If this cannot be provided, an exception will need to be provided.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797873	xxxxxx	29266908	xxxxxx	10/23/2023	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	The EAD card confirms the borrower is considered under the DACA program. The guidelines require one of the following, which were not provided in the file: 1) Consideration of Deferred Action for Childhood Arrivals – Form I-821D 2) Application for Employment Authorization – Form I-765 3) Worksheet – Form I-765WS.		Reviewer Comment (2023-11-15): Worksheet I765WS provided	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797873	xxxxxx	29266937	xxxxxx	10/23/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	The following large deposits were used to qualify the loan; however, the file does not contain documentation to verify the deposits: $63,000 on xxxxxx ; $49,600 on xxxxxx ; $36,039.28 on xxxxxx ; $51,202 on xxxxxx ; $58,400 on xxxxxx ; $79,420 on xxxxxx ; $100,897.50 on xxxxxx .		Reviewer Comment (2023-11-16): Received invoice in amount of $36,039 is reflecting date as xxxxxx , therefore considered as unsourced. Also the file is missing source of deposit in amount of $58,400, for which considered as unsourced. After considering both amount as unsourced the DTI is still inline. Exception cleared.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797873	xxxxxx	29272626	xxxxxx	10/23/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.10 is less than Guideline PITIA months reserves of 6.00.	The file contains an additional bank statement; however, the statement does not reflect that either borrower has ownership in the account. The file does contain an access letter from the owner; however, since the borrowers do not have actual ownership in the account, any funds used from this account would be considered gift funds which is not allowed on a non-permanent resident loan as well as non-borrower accounts cannot be utilized.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-11-01): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-31): 100% of the business funds were already considered. The borrower provided a non-borrower account that cannot be utilized to qualify.			11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797873	xxxxxx	29272697	xxxxxx	10/23/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Ownership Percentage	The file does not contain evidence of the borrower's ownership percentage in the business as required by the guidelines.		Reviewer Comment (2023-10-31): Articles of org provided. Only Officer and Director. Reviewer Comment (2023-10-25): The xxxxxx report is not acceptable. It shows 5 total employees and reflects borrower is the president from 2020-2022. Anyone can be a registered agent for the company without having ownership.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797750	xxxxxx	29266748	xxxxxx	10/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow properties of a 4 part blanket funded back in xxxxxx for new projects with term loans.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-23): Client elects to waive with verified compensation factors			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797750	xxxxxx	29271407	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Ticket to Settlement Agent.		Reviewer Comment (2023-10-25): Received Wire Ticket to Settlement Agent. Exception cleared.	10/25/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797750	xxxxxx	29316140	xxxxxx	10/23/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing an executed copy of the Credit & Background Authorization form.		Reviewer Comment (2023-11-02): Authorization provided Reviewer Comment (2023-10-24): The provided document has been altered. The lender cannot update this form on behalf of the borrower. Further, the document is not signed and the borrower's name was just typed in.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797750	xxxxxx	29316157	xxxxxx	10/23/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		NW not reflected at the end of the address.		Reviewer Comment (2023-10-26): A corrected HOI dec page was provided.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798366	xxxxxx	29267845	xxxxxx	10/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-24): Received Credit report dated xxxxxx . Exception cleared.	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798366	xxxxxx	29267924	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.90317% or Final Disclosure APR of 11.90400% is equal to or greater than the threshold of APOR 7.40% + 3.5%, or 10.90000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-10-26): Appraisal delivery provided	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798366	xxxxxx	29267925	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-10-26): Appraisal delivery provided Reviewer Comment (2023-10-26): 2nd liens are subject to appraisal delivery requirements if an appraisal was obtained.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798366	xxxxxx	29323622	xxxxxx	10/23/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2023-10-23): Client elects to waive			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795403	xxxxxx	29265220	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-10-24): GA provided	10/24/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29265222	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-10-30): The client elects to waive.

Reviewer Comment (2023-10-30): Please refer to page 57 of the guidelines. Certificate of Authorization for the person executing all documents on behalf of the Entity. The authorization may be determined in an Operating Agreement or other corporate documents. If not, a Borrowing Certificate is required.
▫ Borrowing Certificate (LLC Borrowing Certificate - Single Member or LLC Borrowing Certificate - Multiple Member)
▪ Corporate documents that contain a list of owners, title, and ownership percentage, e.g., organization structure

Reviewer Comment (2023-10-25): If the Ops Agreement cannot be provided, the Borrowing Cert must be provided per the guidelines.
																	10/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29265223	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Provide the PPP Rider to the DOT.		Reviewer Comment (2023-10-24): Rider provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29266386	xxxxxx	10/23/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership in xxxxxx.		Reviewer Comment (2023-10-24): Evidence of ownership provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29272804	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Provide the Assignment of Leases/Rent Rider to the DOT.		Reviewer Comment (2023-10-24): Rider provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29316496	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-10-30): The client elects to waive.

Reviewer Comment (2023-10-30): Please refer to page 57 of the guidelines. Certificate of Authorization for the person executing all documents on behalf of the Entity. The authorization may be determined in an Operating Agreement or other corporate documents. If not, a Borrowing Certificate is required.
▫ Borrowing Certificate (LLC Borrowing Certificate - Single Member or LLC Borrowing Certificate - Multiple Member)
▪ Corporate documents that contain a list of owners, title, and ownership percentage, e.g., organization structure

Reviewer Comment (2023-10-25): If the Ops Agreement cannot be provided, the Borrowing Cert must be provided per the guidelines.
																	10/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29316507	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Per the Note, there is a PPP addendum, however it was not provided in the loan file.		Reviewer Comment (2023-10-24): Addendum provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	Yes	Property Focused
xxxxxx	795403	xxxxxx	29316510	xxxxxx	10/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Any non-mortgage account can be no more than 30 days delinquent at time of application. Any delinquent account must either be brought current or paid off at closing. xxxxxx account xxxxxx is currently delinquent.		Reviewer Comment (2023-10-30): Evidence the xxxxxx account was current was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29316525	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-10-24): COGS provided	10/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795403	xxxxxx	29316552	xxxxxx	10/23/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	First Time Investor requires a 680 FICO. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-10-23): Client elects to waive with verified compensation factors			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791824	xxxxxx	29265122	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided				Reviewer Comment (2023-10-30): Received Rider - 1-4 Family. Exception cleared.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791824	xxxxxx	29266413	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The business purpose certificate is not fully completed. It is missing the loan closing date, seller name, loan amount, and property address.		Reviewer Comment (2023-10-30): BP cert provided Reviewer Comment (2023-10-30): Please provide the Business purpose certificate with updated loan amount, Exception remains.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791824	xxxxxx	29316711	xxxxxx	10/23/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The alterative credit documents provided do not meet the guideline requirement. Credit Reference letter(s) from a verified financial institutions in the borrower’s country of origin must state the type and length of the relationship, how the account is held, payment amount, outstanding balance and status of account including a minimum 12-month payment history. Name, title & contact information of the person signing the letter must be included. Accounts xxxxxx and xxxxxx only included the debt balance in USD and the borrowers name. Account xxxxxx has not been open for 24 months. Account xxxxxx has not been open for 24 months and does not convert the balance to USD nor reflects the payment amount, including a 12 month payment history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-10-30): Client elects to waive with verified compensation factors			10/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791824	xxxxxx	29316746	xxxxxx	10/23/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided				Reviewer Comment (2023-10-30): Received Rider - 1-4 Family. Exception cleared.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797582	xxxxxx	29332003	xxxxxx	10/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx HOA Verification HOA Verification HOA Verification	Properties have HOA dues added to DTI, however evidence of HOA dues were not provided. A search online of the properties reflect HOA dues.		Reviewer Comment (2023-11-02): Received HOA documents for xxxxxx, Address: xxxxxx, Address: xxxxxx. Exception cleared.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277699	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-10-27): Received Loan underwriting and transmittal, Exception cleared. Reviewer Comment (2023-10-26): Approval was not provided. Please try uploading again.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277701	xxxxxx	10/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-10-25): The gap report was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277710	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-25): The flood cert was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277722	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-10-27): Received Purchase Agreement, Exception cleared.	10/27/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277743	xxxxxx	10/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing Verification of Rent for the borrower's departing residence.	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-31): Please provide the Verification of Rent for the borrower's departing residence. Exception remains. Reviewer Comment (2023-10-27): Please provide the verification of rent for the borrower's departing residence. Exception remains. Reviewer Comment (2023-10-26): The VOR was not provided. Please try uploading again.			11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277783	xxxxxx	10/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2023-11-10): FTP provided Reviewer Comment (2023-10-27): Please provide the Final Title policy however there is no final title policy provided. Exception remains. Reviewer Comment (2023-10-26): The title policy was not provided. Please try uploading again.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277809	xxxxxx	10/24/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-10-27): Received UCDP Document with 1.5 Collateral score. Exception cleared.	10/27/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277816	xxxxxx	10/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Self-Employed Business narrative form., Third Party Verification	1) Verification of business existence and borrower's ownership percentage with one of the following: ✓ Tax Preparer letter prepared by a Certified Public Accountant, an IRS Enrolled Agent, or a CTEC registered tax preparer. ✓ Entity documents such as an Operating Agreement, or equivalent. 2) Verification of business existence required within 10 business days of closing. 3) ACC Self-Employed Business narrative form. 4) If borrower is not 100% owner, letter for non-borrowing owner is required verifying the use of business account.		Reviewer Comment (2023-10-27): Received CPA letter Dated xxxxxx with Ownership %, Exception cleared. Reviewer Comment (2023-10-26): The requested income documents were not provided. Please try uploading again.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277821	xxxxxx	10/24/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-25): The fraud report was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277853	xxxxxx	10/24/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-10-25): The E-Sign Consent Agreement.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277877	xxxxxx	10/24/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $17,549.76 is less than Cash From Borrower $62,756.52.	The final application reflects the borrower has two accounts; however, the file only contains statements for one account. Statements for the additional account is required.		Reviewer Comment (2023-10-25): An additional asset account was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29277944	xxxxxx	10/24/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The final application reflects the borrower has two accounts; however, the file only contains statements for one account. Statements for the additional account is required.		Reviewer Comment (2023-10-25): An additional asset account was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278221	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278224	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx/Bank Statements)	The file is missing verification of the existence of the borrower's business.		Reviewer Comment (2023-10-25): Evidence of business was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278226	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing a copy of the Homeownership Counseling List.		Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278228	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file is missing a copy of the Settlement Service Provider List.		Reviewer Comment (2023-10-27): SitusAMC Received SSPL.	10/27/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278229	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,486.34 exceeds tolerance of $2,555.00 plus 10% or $2,810.50. Insufficient or no cure was provided to the borrower. xxxxxx	The ten percent fees increased from $2,555.00 on the initial Loan Estimate to $3,486.34 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-10-27): SitusAMC Received SSPL and borrower shopped for title services. Reviewer Comment (2023-10-26): SitusAMC SSPL missing in file. Provide SSPL and exception will be re-evaluated once SSPL is received.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278230	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $200.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-10-26): SitusAMC Received Valid COC dated xxxxxx .	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278239	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing verification of the existence of the borrower's business.		Reviewer Comment (2023-10-25): Evidence of existence of business was provided.	10/25/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278240	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file is missing verification of the existence of the borrower's business.		Reviewer Comment (2023-10-25): Evidence of existence of business was provided.	10/25/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29278241	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure is not signed by the borrower; therefore, expected received date is xxxxxx which is after the closing date of xxxxxx .		Reviewer Comment (2023-10-26): SitusAMC received xxxxxx CD 3 business days prior to consummation.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29282161	xxxxxx	10/24/2023	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29282306	xxxxxx	10/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the verification of the mortgage payment for xxxxxx and xxxxxx for the borrower's investment property.	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-01): Client elects to waive with verified compensation factors			11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29282481	xxxxxx	10/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Tax Verification	The file is missing evidence of the taxes, insurance, and HOA (if required) for the borrower's investment property.		Reviewer Comment (2023-11-20): Received tax certificate, LOE on no insurance and no HOA. Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29331545	xxxxxx	10/24/2023	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		A signed letter from a CPA or borrower must also be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.		Reviewer Comment (2023-10-25): A CPA Letter was provided.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797174	xxxxxx	29341126	xxxxxx	10/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77187)	SitusAMC is unable to determine from the file whether the lender or title company required the survey. If the lender required the survey fee then a cure is due to the borrower. If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed. The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.		Reviewer Comment (2023-11-27): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing Reviewer Comment (2023-11-23): SitusAMC received PCCD and LOE. Missing copy of refund check & proof of mailing. Please provide copy of refund check & proof of mailing to cure the exception.		11/27/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	796022	xxxxxx	29263945	xxxxxx	10/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception is in file for the subject property being over xxxxxx acers, however, comp factors are incorrect. Credit score is not 20 points above the max.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-10-25): Client elects to waive with verified compensation factors			10/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796754	xxxxxx	29272177	xxxxxx	10/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-10-26): FTP provided. Not on subject unit.	10/26/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796754	xxxxxx	29272934	xxxxxx	10/24/2023	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2023-11-01): The Spousal Consent Form was provided.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796754	xxxxxx	29324470	xxxxxx	10/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final title policy to be provided to evidence the UCC liens being removed.		Reviewer Comment (2023-10-26): FTP provided. Not on subject unit.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796754	xxxxxx	29324530	xxxxxx	10/24/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	5% for short term rental when DSCR is > 1.0		Reviewer Comment (2023-10-25): Per investor, this is considered stacking of guidelines. The matrix is viewed in an alternative way.	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796754	xxxxxx	29341929	xxxxxx	10/26/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Final Title Policy has the PUD endorsement checked vs. Condo.	Reviewer Comment (2023-11-09): Attesation provided from lender regarding individual does not work for beeline loans but beeline title, which based on an internet look up is a preferred title company for beeline loans. Updated FTP received.

Reviewer Comment (2023-11-03): The document provided to us by the investor link reflects the alteration was made to the FTP by xxxxxx, which works for the lender. Alterations are removed by our system which is why the uploads still reflect the PUD endorsement checked vs. Condo Endorsement. The title company per the policy is xxxxxx with designated authorized agent. The lender cannot update the documents. This must come from the title company.

Reviewer Comment (2023-11-02): Email to Investor: It appears this document was altered by xxxxxx which based on the emails in file is the title operations manger at the lender. The lender cannot alter the documents on behalf of the title company. The corrected FTP will need to be provided by the title company along with confirmation of the changes from the title company.

Reviewer Comment (2023-11-02): The document uploaded still has the PUD endorsement checked vs. the Condo endorsement. The corrected FTP will need to be provided.

Reviewer Comment (2023-11-01): The same Final Title Policy with the PUD Endorsement checked but the Condominium Endorsement should be checked.
															11/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795254	xxxxxx	29276078	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-10-27): The 442 is dated after the disaster end date and there was no damage visible.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795254	xxxxxx	29324579	xxxxxx	10/24/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-25): Clearance LOE provided	10/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798192	xxxxxx	29278986	xxxxxx	10/24/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2023-11-07): Received Hazard Insurance for the property at xxxxxx. Exception cleared.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798192	xxxxxx	29279013	xxxxxx	10/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A soft pull dated within 10 calendar days of funding or undisclosed monitoring through the funding date must be provided with the closed loan package for NonQM Full Documentation and NonQM Bank Statement Loans only.		Reviewer Comment (2023-10-26): Received Credit report dated xxxxxx . Exception cleared.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798192	xxxxxx	29279024	xxxxxx	10/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing verification of the 9/2023 mortgage payment for the xxxxxx.		Reviewer Comment (2023-10-30): Supplement provided reflecting NPD xxxxxx	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798192	xxxxxx	29333485	xxxxxx	10/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	Provide both borrower's VISA's. The guidelines state if the borrower is required to have and maintain a VISA or has a VISA, that VISA must be current. Borrower is from xxxxxx. Per the xxxxxx are required to have a VISA and are not on the eligible country list for the VISA waiver program to the US.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-06): This is required per the guidelines if a borrower is required to have an maintain a VISA. xxxxxx is not on the eligible country VISA waiver list for the US. The US xxxxxx Visa is a mandatory document for a xxxxxx who's looking to visit the US. You can visit the US Department of State website for all requirements. The investor can elect to waive with valid compensation factors.

Reviewer Comment (2023-11-02): This is required per the guidelines if a borrower is required to have an maintain a VISA. xxxxxx is not on the eligible country VISA waiver list for the US. The US xxxxxx Visa is a mandatory document for a xxxxxx who's looking to visit the US. You can visit the US Department of State website for all requirements.
																	11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798968	xxxxxx	29276842	xxxxxx	10/24/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-11-01): CDA received Reviewer Comment (2023-11-01): CDA was ordered. Please do not queue these conditions as they will be addressed once CDA is received. Reviewer Comment (2023-10-30): CDA will be ordered upon client confirmation	11/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29279365	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal is not in the name of the lender.		Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29279367	xxxxxx	10/24/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29279368	xxxxxx	10/24/2023	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 9.14724% or Final Disclosure APR of 9.20700% is equal to or greater than the threshold of APOR 7.21% + 1.5%, or 8.71000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-10-24): Client elects to waive			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29279370	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Final CD and Seller CD do not reflect any seller paid fees.		Reviewer Comment (2023-10-26): Exception cleared, borrower purchasing from builder.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	798455	xxxxxx	29279382	xxxxxx	10/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2023-10-26): SitusAMC received e-consent dated xxxxxx	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29331639	xxxxxx	10/24/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgage is spelled incorrectly in the lender's name under the mortgagee section.		Reviewer Comment (2023-10-30): An updated HOI policy was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798455	xxxxxx	29331640	xxxxxx	10/24/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject city is missing from evidence of insurance.		The HOI does not reflect the City name.		Reviewer Comment (2023-10-30): An updated HOI policy was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	795607	xxxxxx	29277465	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Missing evidence of the master insurance policy for the subject property and an HO-6 policy if walls in coverage is not included with the master policy.		Reviewer Comment (2023-10-27): The master policy and HO-6 policy were provided.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795607	xxxxxx	29277478	xxxxxx	10/24/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-11-07): Final SS provided Reviewer Comment (2023-11-03): The final stamped Closing Statement provided is for a different property. Reviewer Comment (2023-11-01): The Final Settlement Statement signed or stamped by the Title Agent is what is required. Reviewer Comment (2023-10-27): What was provided is an Estimated Closing Statement. Please provide the Final Closing Statement.	11/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795607	xxxxxx	29277563	xxxxxx	10/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for: Investor exception in file requesting for the xxxxxx project due to the relationship with a xxxxxx and therefore if you will categorize this as a xxxxxx. Investment ownership (at 100% since they don't keep records of occupancy per HOA since the max is 60% per their guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-23): Client elects to waive with verified compensation factors			10/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	795607	xxxxxx	29277594	xxxxxx	10/24/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file does not document the payment history for the Borrower's primary residence with xxxxxx from the last reported date on the credit report of 07.23 through 09.23. The loan was paid off on xxxxxx.		Reviewer Comment (2023-11-01): Received Mortgage statement showing next payment date xxxxxx , Exception cleared. Reviewer Comment (2023-10-31): Please provide the payment history for the Borrower's primary residence with xxxxxx from the last reported date on the credit report of 07.23 through 09.23. received document shows the last pay date is 07.23. Exception remains.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798412	xxxxxx	29278755	xxxxxx	10/24/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit no. is missing.		Reviewer Comment (2023-10-26): An updated Flood Cert was provided.	10/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798412	xxxxxx	29323875	xxxxxx	10/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided		For purchase transactions using short term rental to qualify, where seller’s 12-month look back documentation cannot be obtained, xxxxxx xxxxxx and Overview reports are acceptable meeting the following requirements. xxxxxx xxxxxx: Forecast Period must cover 12 months from the Note date. The occupancy rate must be > 60%. Must have five (5) comparable properties, all within the same ZIP code. Must be similar in size, room count, amenities, availability, and occupancy. Overview Report: Market grade by zip code is required. Market grade must be 60 or higher. A xxxxxx only was provided and does not reflect a property address.		Reviewer Comment (2023-11-01): 12 month lookback provided from the seller. Reduction in DSCR utilizing 12 month lookback x 75% Reviewer Comment (2023-10-25): The same documents were provided that were in file at time of review. The guidelines require both a xxxxxx and overview report. The overview report was not provided and the xxxxxx does not contain address nor comparables.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797426	xxxxxx	29277883	xxxxxx	10/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Established condo projects require 40% of the total units in the project to be owner occupied. xxxxxx of the xxxxxx units were owner occupied, causing a guideline discrepancy. Investor exception in file to allow investor concentration over 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797426	xxxxxx	29333089	xxxxxx	10/25/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		HO6 policy is missing. Windstorm policy only in file.		Reviewer Comment (2023-10-27): Received HO-6 Policy Exception cleared.	10/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796441	xxxxxx	29333197	xxxxxx	10/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does not have the PUD endorsement checked.		Reviewer Comment (2023-10-31): A corrected final title policy was provided.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798959	xxxxxx	29288608	xxxxxx	10/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-11-07): Corrected BP cert provided Reviewer Comment (2023-11-07): The Business Purpose Cert reflects the seller as the seller of the property vs the lender.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798959	xxxxxx	29289077	xxxxxx	10/25/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-11-06): Received Hazard insurance policy with all required information. Exception cleared. Reviewer Comment (2023-10-31): The document provided does not have all the details which is required on the HOI policy. Therefore we required updated HOI with the required details.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798959	xxxxxx	29295048	xxxxxx	10/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business funds from xxxxxx were used for closing/reserves for the subject transaction however, documentation of ownership in the business for the Borrower is not in file. Upon receipt and review of provided documentation additional conditions may apply.		Reviewer Comment (2023-11-06): Received CPA letter reflecting borrower as 100% owner of the business.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798959	xxxxxx	29302034	xxxxxx	10/25/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2023-10-31): Received Occupancy Certificate. Exception cleared.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	793738	xxxxxx	29302945	xxxxxx	10/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file as investor was unable to document that the property owned by the borrower in xxxxxx is owned free and clear.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-24): Client elects to waive with verified compensation factors			10/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793738	xxxxxx	29332953	xxxxxx	10/25/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower who executed the POA signed the initial xxxxxx Form 1003. The initial 1003 was signed by the POA. Signatures are identical.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798085	xxxxxx	29303268	xxxxxx	10/25/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-27): The final title policy was provided.	10/27/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798085	xxxxxx	29303270	xxxxxx	10/25/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-27): The final title policy was provided.	10/27/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798085	xxxxxx	29316482	xxxxxx	10/25/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement in file was an estimate. Missing final Closing Statement.		Reviewer Comment (2023-11-02): Final SS provided Reviewer Comment (2023-10-30): The document provided is an estimate. The Final signed/stamped certified settlement statement must be provided. Reviewer Comment (2023-10-27): The final settlement statement provided is not stamped and/or signed by the title agent.	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798085	xxxxxx	29333293	xxxxxx	10/25/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter does not reflect the date the funds were transferred which is a guideline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-10-30): The document provided is the same one that was in file at time of review with the date added. There is no indication of who added this. The lender cannot add this information on behalf of the donor/borrower.			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	797869	xxxxxx	29302813	xxxxxx	10/26/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-10-25): Client elects to waive			10/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797869	xxxxxx	29316941	xxxxxx	10/26/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	The subject property was listed for sale in the past 12 months per the appraisal in file and appraiser states the listing was placed on hold xxxxxx and expired xxxxxx which is after the application date of xxxxxx. The guidelines state property must be taken off the market on or before the application date. In addition, guidelines require a signed statement that the Borrower intends to retain the property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-17): The client elects to waive.

Reviewer Comment (2023-11-07): Lender would like to waive. Assigned to buyer on xxxxxx and again on xxxxxx

Reviewer Comment (2023-11-02): Lender would like to waive

Reviewer Comment (2023-11-01): This loan was not reviewed to Verus guidelines but xxxxxx Guidelines. The guidelines state property must be taken off the market on or before the application date.

Reviewer Comment (2023-10-31): LOE provided. The additional part is valid. The guidelines under section 4.2.2 reflect the subject property may not currently be listed For Sale, and must have been taken off the market on or before the application date.
																	11/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	798799	xxxxxx	29324439	xxxxxx	10/26/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The signed HUD-1 in file reflects a settlement date of xxxxxx and the Note date is xxxxxx.		Reviewer Comment (2023-11-02): Final SS provided	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798799	xxxxxx	29325610	xxxxxx	10/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-03): A cleared fraud report was provided.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798799	xxxxxx	29331586	xxxxxx	10/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file does not document that the Borrower's primary residence is free and clear.		Reviewer Comment (2023-11-06): Received Property History Repot reflecting there is no evidence of mortgage, also as per hazard insurance there is no mortgagee. Exception cleared. Reviewer Comment (2023-11-02): Per the original condition, this is for the borrower's primary residence.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797735	xxxxxx	29324885	xxxxxx	10/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-01): Cleared report provided	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797735	xxxxxx	29330722	xxxxxx	10/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing the rental history verification for the past 12 months for the borrower's primary residence.		Reviewer Comment (2023-11-02): Borrower sold the property, after selling borrower is living rent free on the same property, received explanation of letter. Exception cleared.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796218	xxxxxx	29325086	xxxxxx	10/26/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Must reflect defaulted taxes paid		Reviewer Comment (2023-11-14): Final SS provided Reviewer Comment (2023-11-09): The last uploaded statement on xxxxxx was reviewed and not acceptable. Please review the comments from xxxxxx The Final Settlement Statement must be stamped and/or signed by the Title Agent or signed by the borrower. Reviewer Comment (2023-11-03): The Final Settlement Statement must be stamped and/or signed by the Title Agent or signed by the borrower	11/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796218	xxxxxx	29325260	xxxxxx	10/26/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-10-31): Received Final Title Policy, Exception cleared.	10/31/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796218	xxxxxx	29325337	xxxxxx	10/26/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-10-31): Received Final Title Policy with coverage amount, Exception cleared.	10/31/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798503	xxxxxx	29325414	xxxxxx	10/26/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Foreign national borrowers without qualifying U.S. credit (Including borrowers without a valid Social Security number and borrowers with or without an Individual Tax Identification Number) must provide evidence of two (2) open tradelines reporting for two. Foreign credit report is not allowed. Investor exception in file, however comp factors are incorrect. Reserves do not exceed requirement by 10 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): The asset statement is dated post closing. Minimum 1 month full bank statement is required.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798503	xxxxxx	29325466	xxxxxx	10/26/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is a xxxxxx property xxxxxx acres, which is ineligible per guidelines. Investor exception in file, however comp factors are incorrect. Reserves do not exceed requirement by 10 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): The asset statement is dated post closing. Minimum 1 month full bank statement is required.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798503	xxxxxx	29325498	xxxxxx	10/26/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Investor FL overlays: HOI policy must reflect 100% replacement cost coverage or similar verbiage.		Reviewer Comment (2023-11-06): Agent email provided with RCE. Reviewer Comment (2023-11-01): The documents provided do not clear this condition. Investor FL overlays: HOI policy must reflect 100% replacement cost coverage or similar verbiage.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798503	xxxxxx	29338844	xxxxxx	10/26/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-01): Evidence the red flags were addressed was provided.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796080	xxxxxx	29325161	xxxxxx	10/26/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-11-02): E-Consent provided	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796080	xxxxxx	29325366	xxxxxx	10/26/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements, VVOE - Employment Only, W-2 (2021), W-2 (2022), W-2 Transcript (2021), W-2 Transcript (2022)	1) The guidelines require W-2s and IRS Wage and Income transcripts. The file is missing W2s and transcripts for the borrower. 2) A verification of employment is required within 10 business days of closing. The file does contain the VOE; however, the borrower's start date on the VOE shows xxxxxx and the application reflects xxxxxx . A corrected VOE is required dated prior to closing. 3) 6 months receipt of child support income is required. Borrower only has 1 month.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-30): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-21): The W-2 was not provided for borrower's current employment at xxxxxx. Received corrected 1003 reflecting borrower was student from xxxxxx to xxxxxx . Exception remains.

Reviewer Comment (2023-11-14): 1) Corrected 1003 provided with correct start date of xxxxxx and 6 months child support received 2) The W2's were not provided 3) 2021 W2 transcripts reflects no record found but per the application, borrower worked as the xxxxxx from 8/2019 - xxxxxx 22

Reviewer Comment (2023-11-02): 1) 6 months of child support receipt provided 2) The W2s and W2 transcripts were not provided and required per guidelines. The WVOE is not sufficient as well as dated post-close 3) The WVOE was not dated prior to closing and reflects a start date of xxxxxx . VVOE reflects xxxxxx . Application reflects xxxxxx .
																	11/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796080	xxxxxx	29337194	xxxxxx	10/26/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month rental history for the borrower's primary residence. Per the 10.16.2023 matrix, max DTI is 43% for First Time Homebuyer without 12-month rental history. Borrower DTI exceeds 43%.		Reviewer Comment (2023-11-02): Client requested underwrite to 9.2023 matrix. 50% max DTI, additional 3 months reserves for borrowers living rent free or without a complete 12 month housing history with 10% down.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797732	xxxxxx	29324845	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan application reflects the borrower's employment as xxxxxx; however, the WVOE reflects the employer as xxxxxx. The application needs to be updated with the correct employment information or documentation verifying the two companies are one in the same is required.		Reviewer Comment (2023-10-31): Corrected 1003 provided	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797732	xxxxxx	29324858	xxxxxx	10/27/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Internet Search	The guidelines require a third party search (internet/online verification, Secretary of State business search, local licensing records) to verify the borrower's employer. The file contains an internet search for xxxxxx; however, the WVOE reflects the employer as xxxxxx. A third party search with the correct employer information or documentation that the two businesses are one in the same is required.		Reviewer Comment (2023-11-01): Received Internet Search, Exception cleared. Reviewer Comment (2023-10-31): The internet search provided is not dated.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797732	xxxxxx	29325253	xxxxxx	10/27/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file contains a document signed at closing that the borrower received a copy of the appraisal report at least 3 business days prior to closing. However, the appraisal report is dated xxxxxx . The file does not contain any documentation to verify the actual date the borrower received the appraisal report; therefore, given the 3 day mail box rule, it is estimated the appraisal would be received on xxxxxx , which is not at least 3 business days prior to the loan closing.		Reviewer Comment (2023-10-26): Client elects to waive			10/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797732	xxxxxx	29325254	xxxxxx	10/27/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA disclosure was not provided to the borrowers until closing.		Reviewer Comment (2023-10-26): Client elects to waive			10/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797732	xxxxxx	29343245	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Applicant’s immigration status for the most recent 1 year must be verified. The EAD card has an issue date of 3/2023 which is < 1 year verification. Previous verification is required.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-08): Lender would like to waive Reviewer Comment (2023-11-02): Per the perm resident card, the borrower did not become a perm residence until after closing. The 1003 will need to be updated with the correct citizenship status at time of closing which was non-perm and the previous EAD card need to be provided to verify 1 year status.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	797757	xxxxxx	29331259	xxxxxx	10/27/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		Closing documents were executed by a POA.		Reviewer Comment (2023-10-31): Received Power of Attorney (POA). Exception cleared.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797757	xxxxxx	29343993	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The initial 1003 in file does not reflect the Borrower's signature as required when using a POA per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-22): The client elects to waive. Reviewer Comment (2023-11-16): Comments provided on xxxxxx appear to be for the seller. Reviewer Comment (2023-11-15): The document provided is the final 1003. Per guidelines, the initial 1003 in file does not reflect the Borrower's signature as required when using a POA per guidelines.			11/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29324875	xxxxxx	10/27/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-10-30): An attorney agent letter was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29324876	xxxxxx	10/27/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Investment Affidavit		Reviewer Comment (2023-10-30): A business purpose of loan certification was provided. Reviewer Comment (2023-10-30): Received Non-Owner Occupancy and indemnity document which already there at the time of review, Please provide the Investment Affidavit or Business Purpose Affidavit. Exception remains.	10/30/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29324882	xxxxxx	10/27/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease agreement missing for Apt 2 & Apt 3		Reviewer Comment (2023-11-01): The lease agreement for bot h2 & 3 was provided. Reviewer Comment (2023-10-30): The lease for unit xxxxxx does not reflect a monthly amount and no lease for unit xxxxxx was found.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29325154	xxxxxx	10/27/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-11-01): A second appraisal was provided.	11/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29325426	xxxxxx	10/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $3,500,000.00.	Investor exception in file, however comp factors are incorrect. Reserves do not exceed requirement by 10 months or more.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 2 Properties.	Reviewer Comment (2023-11-01): The client elects to waive.			11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344846	xxxxxx	10/27/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-11-01): Articles of Organization were provided.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344863	xxxxxx	10/27/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the Verus matrix, a second appraisal is required for loan amounts >$2MIL.		Reviewer Comment (2023-11-01): A second appraisal was provided.	11/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344865	xxxxxx	10/27/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit & Background Authorization form.		Reviewer Comment (2023-10-30): Received Credit & Background Authorization form. Exception cleared.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344870	xxxxxx	10/27/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2023-11-07): Dec page provided with premium Reviewer Comment (2023-11-07): The documentation provided is for General Liability. We need the premium amount for the hazard insurance policy. Reviewer Comment (2023-11-02): The document provided is a receipt for payment vs. specifying what the premium amount is. The account number is not listed on the HOI. Also, on the HUD, the premium collected for 5 months does not match the document provided.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344874	xxxxxx	10/27/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-07): Dec page provided with policy number	11/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	795837	xxxxxx	29344880	xxxxxx	10/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.76 is less than Guideline PITIA months reserves of 12.00.	Per Verus matrix, loan amount >$2.5 Mil requires 12 months reserves.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 2 Properties.	Reviewer Comment (2023-11-01): The client elects to waive. Reviewer Comment (2023-10-30): The investor 7/2023 Matrix was used for this review.			11/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	799031	xxxxxx	29324836	xxxxxx	10/27/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing the 09.2023 payment for the Guarantor's primary mortgage.		Reviewer Comment (2023-10-31): Received Credit supplemental report, verified the mortgage payments for the Guarantor's primary mortgage till xxxxxx 23. Exception cleared.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797687	xxxxxx	29333521	xxxxxx	10/27/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-10-30): The E-sign Consent Agreement	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797687	xxxxxx	29333613	xxxxxx	10/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Investor and Lender exception in file : The file is approved with loan amount xxxxxx which is below the guidelines requirement of $150,000.00.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797687	xxxxxx	29335738	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PTIN license and expense factor disclosed on CPA letter. Verified PTIN has owned his own tax preparation business since 2011. Lender exception in file. Investor to approve.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors			10/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797687	xxxxxx	29342946	xxxxxx	10/27/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business Narrative Form	Provide the Business Narrative Form		Reviewer Comment (2023-10-30): The Business Narrative Form was provided.	10/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29332859	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require updated final 1003 reflecting the borrower as Permanent Resident Alien. File contain PRA card confirming borrower is PRA.		Reviewer Comment (2023-10-31): Updated 1003 provided	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29332943	xxxxxx	10/27/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-10-31): E-Consent provided	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29333151	xxxxxx	10/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.17 is less than Guideline PITIA months reserves of 6.00.	The file contains a Lender exception. The Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29333157	xxxxxx	10/27/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.28576% exceeds Guideline total debt ratio of 45.00000%.	The guidelines allow for a maximum DTI of 45% for a first time home buyer. The loan was approved with a DTI of 45.883%; however, the verified DTI is 46.286%. The increase in DTI is due the lender used lower qualifying other debts than verified.		Reviewer Comment (2023-11-02): Client requested re-underwrite to 9/2023 guidelines and matrix which allow a 50% DTI. Reviewer Comment (2023-10-31): The investor provided us the xxxxxx matrix to review to. If a underwrite is required to different guidelines, this will need to come from the investor.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29333170	xxxxxx	10/27/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The guidelines allow for a maximum DTI of 45% for a first time home buyer. The loan was approved with a DTI of 45.883%; however, the verified DTI is 46.286%. The increase in DTI is due the lender used lower qualifying other debts than verified.		Reviewer Comment (2023-11-02): Client requested re-underwrite to 9/2023 guidelines and matrix which allow a 50% DTI. Reviewer Comment (2023-10-31): The investor provided us the xxxxxx matrix to review to. If a underwrite is required to different guidelines, this will need to come from the investor.	11/02/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798418	xxxxxx	29333171	xxxxxx	10/27/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.28576% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The guidelines allow for a maximum DTI of 45% for a first time home buyer. The loan was approved with a DTI of 45.883%; however, the verified DTI is 46.286%. The increase in DTI is due the lender used lower qualifying other debts than verified.		Reviewer Comment (2023-11-02): Client requested re-underwrite to 9/2023 guidelines and matrix which allow a 50% DTI. Reviewer Comment (2023-10-31): The investor provided us the xxxxxx matrix to review to. If a underwrite is required to different guidelines, this will need to come from the investor.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29333186	xxxxxx	10/27/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines allow for a maximum DTI of 45% for a first time home buyer. The loan was approved with a DTI of 45.883%; however, the verified DTI is 46.286%. The increase in DTI is due the lender used lower qualifying other debts than verified.		Reviewer Comment (2023-11-02): Client requested re-underwrite to 9/2023 guidelines and matrix which allow a 50% DTI. Reviewer Comment (2023-10-31): The investor provided us the xxxxxx matrix to review to. If a underwrite is required to different guidelines, this will need to come from the investor.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798418	xxxxxx	29343209	xxxxxx	10/27/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Instead of Ave, the CDA reflects Ve.		Reviewer Comment (2023-11-03): An updated CDA was provided.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796112	xxxxxx	29324105	xxxxxx	10/27/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.19 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor exception in file to allow DSCR < 1.25	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	796112	xxxxxx	29344199	xxxxxx	10/27/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Investor exception in file	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-26): Client elects to waive with verified compensation factors			10/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	798944	xxxxxx	29344303	xxxxxx	10/27/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The Occupancy Cert reflects Primary Residence.		Reviewer Comment (2023-11-17): Received Occupancy Certificate, Exception cleared. Reviewer Comment (2023-11-07): The cert provided was the one signed at closing and has been altered. Further, the initials do not match any of the borrower's signature letters. Provide the evidence the borrower sent the revised document in. The lender cannot alter the document on behalf of the borrower.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797671	xxxxxx	29331808	xxxxxx	10/27/2023	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Account ending 6014 is held in a foreign account currency converter required.		Reviewer Comment (2023-11-23): Received currency converter from XE. Exception cleared.	11/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797671	xxxxxx	29331809	xxxxxx	10/27/2023	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Account ending 6095 is held in a foreign account currency converter required.		Reviewer Comment (2023-11-23): Received currency converter from XE. Exception cleared.	11/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797671	xxxxxx	29344489	xxxxxx	10/27/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Foreign Nationals require 2 open and active accounts reporting for 24 months with activity in the past 12 months. Both borrower's provided what appears to be a US credit report. xxxxxx provided 12 months of credit card statements and additional tradelines are on the credit report. xxxxxx provided 12 months of credit card statements. Credit report does not reflect an additional account opened for 24 months with activity in the past 12 months. An additional account is required for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796222	xxxxxx	29331095	xxxxxx	10/27/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-11-06): FTP provided	11/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	796222	xxxxxx	29344697	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title reflects a lien, item #10, that was not addressed.		Reviewer Comment (2023-11-06): Clear FTP provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798761	xxxxxx	29331917	xxxxxx	10/27/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The minimum sq ft for a single family dwelling is 700 sq ft per guidelines. The subject property sq ft is xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	Reviewer Comment (2023-11-06): Client elects to waive with verified compensation factors			11/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797631	xxxxxx	29333675	xxxxxx	10/30/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-11-07): FTP provided	11/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797631	xxxxxx	29333678	xxxxxx	10/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-07): FTP provided	11/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797631	xxxxxx	29333681	xxxxxx	10/30/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-11-07): Received Credit report Dated xxxxxx , Exception cleared.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797631	xxxxxx	29333685	xxxxxx	10/30/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter in file did not disclose the transfer date of the funds as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): The wire receipt has no bearing on this condition. This is a requirement per the guidelines.			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797631	xxxxxx	29333781	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797171	xxxxxx	29332602	xxxxxx	10/30/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide updated mortgage pay history for the Borrower's primary property for xxxxxx .		Reviewer Comment (2023-11-02): Evidence of mortgage payment was provided.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797171	xxxxxx	29332605	xxxxxx	10/30/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-11-02): The fraud report was provided.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797171	xxxxxx	29332627	xxxxxx	10/30/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit #B missing.		Reviewer Comment (2023-11-02): The corrected flood cert was provided.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797220	xxxxxx	29337431	xxxxxx	10/30/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	The lender used overtime to qualify the loan. The file does not contain a verification of employment to break down the income so the overtime can be properly calculated. The file contains an investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339004	xxxxxx	10/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2023-11-07): Received Note document for 1st lien. Exception cleared. Reviewer Comment (2023-11-03): Received Note document is for the subordinate loan. Kindly provide Copy of 1st lien Note, or Copy of most recent monthly mortgage payment statement.	11/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339005	xxxxxx	10/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-07): FTP provided	11/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339007	xxxxxx	10/30/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-11-07): FTP provided	11/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339049	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The final Closing Disclosure reflects no taxes, insurance and assessments; however, the verified amount is $538.01 per month or $6,456.12 per year.		Reviewer Comment (2023-11-13): SitusAMC received Post CD and LOX. Reviewer Comment (2023-11-09): SitusAMC received PCCD. Missing LOE to borrower.		11/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339051	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure reflects no taxes, insurance and assessments; however, the verified amount is $538.01 per month.		Reviewer Comment (2023-11-13): SitusAMC received PCCD, LOE and proof of mailing. Reviewer Comment (2023-11-09): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD.		11/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339052	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The final Closing Disclosure reflects no taxes, insurance and assessments; however, the verified amount is $538.01 per month or $6,456.12 per year.		Reviewer Comment (2023-11-13): SitusAMC received Post CD and LOX. Reviewer Comment (2023-11-09): SitusAMC received PCCD. Missing LOE to borrower.		11/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797220	xxxxxx	29339053	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure did not check the reason for not having an escrow account.		Reviewer Comment (2023-11-13): SitusAMC received Post CD and LOX. Reviewer Comment (2023-11-09): SitusAMC received PCCD. Missing LOE to borrower.		11/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797220	xxxxxx	29341835	xxxxxx	10/30/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The borrower did not receive a copy of the FACTA Disclosure until closing.		Reviewer Comment (2023-10-27): The client elects to waive.	10/27/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798873	xxxxxx	29338542	xxxxxx	10/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow for no franchise tax verification for the corporation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798873	xxxxxx	29338828	xxxxxx	10/30/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The fraud report in file is not for the subject transaction as it lists another property address.		Reviewer Comment (2023-11-01): Received Fraud report, Exception cleared.	11/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798876	xxxxxx	29338740	xxxxxx	10/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow for no verification of franchise tax for corporation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 27 Years of Experience. Currently holds 5 Properties.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798876	xxxxxx	29339006	xxxxxx	10/30/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The subject property is delayed financing and per guidelines the lower of the appraised value or purchase should be used for the LTV. Lender used current appraised value as purchase was lower at xxxxxx.		Reviewer Comment (2023-10-31): Updated 1008 provided using previous sales price	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29338927	xxxxxx	10/30/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-11-01): An updated title commitment was provided.	11/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29338957	xxxxxx	10/30/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-10-31): OFAC provided	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29338965	xxxxxx	10/30/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-10-31): Received Flood Certificate for subject property. Exception cleared.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29338967	xxxxxx	10/30/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Required fraud report for xxxxxx.		Reviewer Comment (2023-10-31): Received fraud report for xxxxxx. Exception cleared.	10/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29338977	xxxxxx	10/30/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Investor exception in file : The loan is missing a reference letter or 12 months Credit Card Statements for xxxxxx and allow machine translation of credit reference for Borrower.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798020	xxxxxx	29341947	xxxxxx	10/30/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The loan file does not contain a machine translation for the Borrower's second credit reference letter with xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-10-27): The client elects to waive.			10/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799941	xxxxxx	29339147	xxxxxx	10/30/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the use of the lesser of the current appraisal value or previous purchase price plus documented improvements (if any) will be used to determine LTV/CLTV when the property was acquired less than or equal to 12 months from the application date. The property was acquired on xxxxxx and the application date is xxxxxx . The lender used the appraised value to qualify the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797602	xxxxxx	29335255	xxxxxx	10/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers green card expired xxxxxx Back in November/December 2021, while traveling, his green card got stolen. Borrower requested a replacement on xxxxxx . Borrower was given an extension and his passport was stamped with a validity date of xxxxxx . Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	796356	xxxxxx	29339088	xxxxxx	10/31/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		File is missing a copy of the lease agreement for the subject property. Appraisal reflects Tenant Occupied.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799425	xxxxxx	29338866	xxxxxx	10/31/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Investment Affidavit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-01): Document provided is not the Investment Affidavit. The document states Investment Affidavit at the top.			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799425	xxxxxx	29354692	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-01): Lender would like to waive			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799425	xxxxxx	29354719	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The NOO does not have 3A completed for the primary residence.		Reviewer Comment (2023-11-09): Received completed NOO. Exception cleared. Reviewer Comment (2023-11-08): The document provided still has 3A blank.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799425	xxxxxx	29430516	xxxxxx	11/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the use of the xxxxxx report vs. guideline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors			11/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	793984	xxxxxx	29342696	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-11-02): Received executed Guarantor Agreement. Exception cleared.	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797932	xxxxxx	29356607	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-11-14): EIN provided	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799864	xxxxxx	29344243	xxxxxx	10/31/2023	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx, Borrower: xxxxxx			Reviewer Comment (2023-11-14): ID's provided Reviewer Comment (2023-11-06): Both individuals are credit qualifying guarantors. Per guidelines, ID's are required. ID provided for xxxxxx only.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799864	xxxxxx	29355107	xxxxxx	10/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of a clear title policy. There are multiple liens on title that reflect paid through closing but the loan amount does not cover the balances.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-28): The client elects to waive. Reviewer Comment (2023-11-27): An MUTP is not allowed as it is not known who made the changes. Provide a title supplement verifying liens will not be on the FTP or the clear FTP. Reviewer Comment (2023-11-20): A title supplement can be provided by the closing attorney that all liens were satisfied at closing. Reviewer Comment (2023-11-06): The settlement statements do not clear this condition. We need clear title polices or Final title polices for all loans with a blanket mortgage listed as a lien to ensure it was paid in full.			11/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799864	xxxxxx	29355119	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		The Bylaws are not executed.		Reviewer Comment (2023-11-06): Executed bylaws provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799864	xxxxxx	29355127	xxxxxx	10/31/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx.	Provide for the Borrowing Entity		Reviewer Comment (2023-11-06): Entity fraud report provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799566	xxxxxx	29345316	xxxxxx	10/31/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.42 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2023-11-20): Additional asset statements were provided.

Reviewer Comment (2023-11-15): Based on the documentation provided, the borrower has $118,365.82 in assets. xxxxxx $547.52, xxxxxx $102.42, xxxxxx $3,687.42, xxxxxx $55.34, xxxxxx $119.85, xxxxxx $33.70, xxxxxx $6.57 and xxxxxx $113,813. Total cash to close $95,897.02 (funds to close +EMD+ POCB +any gifts/1031/adjustments on Final H xxxxxx lement Statement.

Reviewer Comment (2023-11-06): The same documents were provided that were in file at time of review. Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 funds on the Final Settlement Stateme xxxxxx  Borrower is short reserves.
															11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799566	xxxxxx	29355877	xxxxxx	10/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying guarantors. The credit documents were not provided for xxxxxx. Provide the application, credit report, fraud report, OFAC, ID, Business Purpose Cert and NOO cert.	Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): Additional party is xxxxxx. Updated condition. OFAC only provided. Please review the original condition for the remaining requirements.			11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798682	xxxxxx	29345040	xxxxxx	10/31/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 67.00000% exceeds Guideline loan to value percentage of 65.00000%.	Max LTV for DSCR >< 1 cash out refinance with 660+ credit score is 65% LTV for subject transaction is 67%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-02): Per ABL guidelines, the higher FICO can be utilized between multiple guarantors. FICO 700 on the Verus matrix for C/O with a DSCR < 1.0, allows for a 70% LTV. Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-01): Lender would like to waive	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798682	xxxxxx	29354762	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-01): Lender would like to waive			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798682	xxxxxx	29414678	xxxxxx	11/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor is granting an exception to use the higher 1007 rents to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800295	xxxxxx	29345715	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-11-03): Received Articles of Organization. Exception cleared.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800295	xxxxxx	29356006	xxxxxx	10/31/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-30): Client elects to waive			10/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800295	xxxxxx	29356039	xxxxxx	10/31/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	A listing expiration of less than six (6) months (cancelled xxxxxx and 3 year PPP on file), the value will be based on the lesser of the lowest list price or appraised value. Last list price was xxxxxx . The lender utilized the appraised value of xxxxxx .		Reviewer Comment (2023-11-02): Updated 1008 provided reducing to last list price. Loan still qualifies.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799467	xxxxxx	29344978	xxxxxx	10/31/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing the 12 month verification of mortgage for borrower's primary residence.		Reviewer Comment (2023-11-02): Received Note document and explanation, borrower is not liable for mortgage payments. Exception cleared.	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	799467	xxxxxx	29345014	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		File is missing a copy of the executed Final Settlement Statement.		Reviewer Comment (2023-11-02): Received Final Closing Statement signed and stamped by title. Exception cleared.	11/02/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797991	xxxxxx	29344976	xxxxxx	10/31/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Must cover at minimum the loan amount. Provide the RCE.		Reviewer Comment (2023-11-07): RCE provided Reviewer Comment (2023-11-03): An RCE was not provided. An LOE stating covers full replacement is not acceptable as we do not know what the replacement cost is without the RCE. This is NY. Provide the RCE.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797991	xxxxxx	29357075	xxxxxx	10/31/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the borrower's VISA. Further, the EAD has expired. Only an application for extension was provided.		Reviewer Comment (2023-11-08): Unexpired EAD provided. C33 is DACA eligible. Per guidelines, a VISA is not required in this instance. Reviewer Comment (2023-11-03): Please provide the borrower's VISA and extension approval for the EAD. Received same documents which was already on the file.	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798815	xxxxxx	29345357	xxxxxx	10/31/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-11-21): Received Fraud report for guarantor. Exception cleared. Reviewer Comment (2023-11-07): A xxxxxx report was provided for the LLC only. A full fraud report is required for the Guarantor.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798815	xxxxxx	29345665	xxxxxx	10/31/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $400,000.00.	Investor exception in file : The loan is approved with loan amount xxxxxx is less than the guideline minimum requirement of $400,00.00. However comp factors are incorrect. LTV is not 5% or more below the maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798815	xxxxxx	29348107	xxxxxx	10/31/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The loan file is missing verification of the Guarantor's primary mortgage 12 month payment history. No mortgage statement in file or documentation in file to reflect the mortgage listed on the credit report is tied to their primary residence.	Reviewer Comment (2023-11-09): Updated report provided with updated history. VA loans can only be used to purchase primary residences.

Reviewer Comment (2023-11-08): The same credit report was provided that was in file at time of review. The history reported reflecting no lates has no bearing on this condition. The guidelines require mortgage history to be current up until the month prior to closing. The xxxxxx and xxxxxx mortgage payments are required.

Reviewer Comment (2023-11-07): Received VOM is for the subject property. The loan file is missing verification of the Guarantor's primary mortgage 12 month payment history. No mortgage statement in file or documentation in file to reflect the mortgage listed on the credit report is tied to their primary residence.
															11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798100	xxxxxx	29348041	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-10-30): Client elects to waive			10/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	797215	xxxxxx	29351570	xxxxxx	11/01/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2023-11-07): Title search provided. Acceptable per guidelines for 2nds and loan amount.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797215	xxxxxx	29351662	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $569.40 exceeds tolerance of $238.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $238.00 on the initial Loan Estimate to $569.40 on the initial Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-11-08): SitusAMC received CD and a valid COC. Reviewer Comment (2023-11-05): SitusAMC received changed circumstance dated xxxxxx , but a corresponding xxxxxx was not provided. Please provide xxxxxx for further analysis.	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797215	xxxxxx	29351663	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,600.00 exceeds tolerance of $1,600.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee increased from $1,600.00 on the initial Loan Estimate to $2,600.00 on the initial Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-11-05): SitusAMC Received Valid COC dated xxxxxx .	11/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797215	xxxxxx	29359790	xxxxxx	11/01/2023	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx , Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx , Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a Verbal VOE is required for both borrowers. WVOE in file for xxxxxx. Missing VVOE for xxxxxx.		Reviewer Comment (2023-11-09): VVOE provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797215	xxxxxx	29395766	xxxxxx	11/07/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Title Search in file.			Reviewer Comment (2023-11-10): Updated title search provided	11/10/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797926	xxxxxx	29351838	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-10-30): Client elects to waive			10/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797926	xxxxxx	29356809	xxxxxx	11/01/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for two years is missing from the loan file as required by guidelines.		Reviewer Comment (2023-11-03): Received Business license for two years. Exception cleared.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797926	xxxxxx	29356855	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The verification of mortgage for property xxxxxx is a a private VOM and the loan file does not document 6 months cancelled checks and/or bank statements, xxxxxx payments as required by guidelines.		Reviewer Comment (2023-11-20): Received Cash deposits for the investment property at xxxxxx. Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798677	xxxxxx	29344353	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-10-31): Client elects to waive			10/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798677	xxxxxx	29344354	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-10-31): Client elects to waive			10/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798677	xxxxxx	29344409	xxxxxx	11/01/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.17 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799090	xxxxxx	29351840	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Primary Residence: VOR completed by a private party or non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.) for the properties on xxxxxx.		Reviewer Comment (2023-11-15): Per client, neither VOR is a private landlord. One is property management company and the other is a apartment complex rental company. Reviewer Comment (2023-11-15): 12 months housing history is required. Borrower has lived at their primary residence on xxxxxx for 3 months per the 1003. Previously rented at xxxxxx for 4 months and xxxxxx of 2.6 years. The previous VOR history is required as 12 months housing history is required for the primary residence on DSCR loans.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799090	xxxxxx	29360595	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the lien being paid through closing.		Reviewer Comment (2023-11-06): Received Payment history for subject property through xxxxxx 23. Exception cleared.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798287	xxxxxx	29351282	xxxxxx	11/01/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-11-03): Received Flood Insurance Policy. Exception cleared.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798079	xxxxxx	29351901	xxxxxx	11/01/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $604,822.20 is greater than Guideline total cash-out of $500,000.00.	Investor exception in file for Max cash in hand is greater then $500,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-10-31): Client elects to waive with verified compensation factors			10/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	797957	xxxxxx	29351808	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 8.2023 and 9.2023 mortgage payments for the primary residence.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-02): Client elects to waive with verified compensation factors			11/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799116	xxxxxx	29356169	xxxxxx	11/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a copy of the borrower's VISA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800082	xxxxxx	29351913	xxxxxx	11/01/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2023-11-07): Asset statements provided	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800082	xxxxxx	29351914	xxxxxx	11/01/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $560.00 is less than Cash From Borrower $1,836.14.			Reviewer Comment (2023-11-07): Asset statements provided	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800082	xxxxxx	29351915	xxxxxx	11/01/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-11-02): FTP provided	11/02/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800082	xxxxxx	29351917	xxxxxx	11/01/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-11-02): FTP provided	11/02/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800082	xxxxxx	29351918	xxxxxx	11/01/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2023-11-09): Updated stamped settlement statement provided Reviewer Comment (2023-11-08): The stamped final SS provided currently reflects the disbursement date is xxxxxx . The unsigned one reflects xxxxxx . The final signed statement is marked Final and considered. Effective date of HOI i s xxxxxx . Reviewer Comment (2023-11-07): The document provided is not signed/stamped certified by the title agent. Reviewer Comment (2023-11-02): The HUD provided in file has as funding date of xxxxxx . The Effective date of the HOI is xxxxxx which is after the funding date.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799107	xxxxxx	29351943	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-03): Fraud Report provided. See new condition.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799107	xxxxxx	29379541	xxxxxx	11/03/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-08): Cleared report provided	11/08/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798665	xxxxxx	29351213	xxxxxx	11/01/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		File is missing an executed copy of the final HUD, CD or Closing statement.		Reviewer Comment (2023-11-03): Final SS provided	11/03/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798665	xxxxxx	29355021	xxxxxx	11/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a foreign national and guidelines require 2 open and active tradelines reporting in the past 2 years with activity in the past 12 months. Borrower had one of the tradelines close in March 2023. Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors			11/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798665	xxxxxx	29379632	xxxxxx	11/03/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Received Final Settlement Statement post initial review. Cash to Close verified. Borrower has no reserves.		Reviewer Comment (2023-11-08): Source of funds and funds to close documents provided Reviewer Comment (2023-11-07): The wires provided were from a xxxxxx account. Provide that statement for verification.	11/08/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798665	xxxxxx	29379633	xxxxxx	11/03/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $100,207.48 is less than Cash From Borrower $178,697.56.	Received Final Settlement Statement post initial review. Cash to Close verified. Borrower has no reserves.		Reviewer Comment (2023-11-08): Source of funds and funds to close documents provided Reviewer Comment (2023-11-07): The wires provided were from a xxxxxx account. Provide that statement for verification.	11/08/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	799555	xxxxxx	29348389	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 5,947.44 on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)	The final Closing Disclosure, page 4, reflects an loan will have an escrow account; however, there is no escrow account set up. The loan will not have an escrow account section should be completed.		Reviewer Comment (2023-11-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		11/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799555	xxxxxx	29348390	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The final Closing Disclosure, page 4, reflects an loan will have an escrow account; however, there is no escrow account set up. The loan will not have an escrow account section should be completed.		Reviewer Comment (2023-11-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2023-11-03): SitusAMC received Post CD and LOX. However, the page 4 indicates property cost over year 1 as $5947.44 whereas the correct amount should be $5887.44 (Tax xxxxxx/mo and HOI $123.83/mo) . Kindly provide updated post cd along with lox in order to clear the exception.		11/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799555	xxxxxx	29348391	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	The final Closing Disclosure, page 4, reflects an loan will have an escrow account; however, there is no escrow account set up. The loan will not have an escrow account section should be completed.		Reviewer Comment (2023-11-03): SitusAMC received Post CD and LOX.		11/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799555	xxxxxx	29348392	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure, page 4, reflects an loan will have an escrow account; however, there is no escrow account set up. The loan will not have an escrow account section should be completed.		Reviewer Comment (2023-11-03): SitusAMC received Post CD and LOX.		11/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799555	xxxxxx	29348393	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure, page 4, reflects an loan will have an escrow account; however, there is no escrow account set up. The loan will not have an escrow account section should be completed.		Reviewer Comment (2023-11-03): SitusAMC received Post CD and LOX.		11/03/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799555	xxxxxx	29349160	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,359.50 exceeds tolerance of $1,081.00 plus 10% or $1,189.10. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-10-27): Sufficient Cure Provided At Closing		10/27/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	800239	xxxxxx	29351933	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Background Report required for Key Principals/Non-Credit qualifying guarantors.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 6 Properties.	Reviewer Comment (2023-11-06): Client elects to waive with verified compensation factors			11/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800239	xxxxxx	29351935	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC required for Key Principals/Non-Credit qualifying guarantors.		Reviewer Comment (2023-11-06): OFAC provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800239	xxxxxx	29351939	xxxxxx	11/01/2023	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		The amount of coverage must be at least the lesser of six months rent or 10% of the loan amount. The amount used in the 6-month calculation will be determined by the insurer.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 6 Properties.	Reviewer Comment (2023-11-03): The client elects to waive.			11/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800239	xxxxxx	29351953	xxxxxx	11/01/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.16 is less than Guideline PITIA months reserves of 6.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 6 Properties.	Reviewer Comment (2023-11-06): Client elects to waive with verified compensation factors			11/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798427	xxxxxx	29351986	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2023-11-02): SitusAMC received updated E-sign Consent agreement with eConsent accepted by borrower on xxxxxx .	11/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798427	xxxxxx	29357263	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $62.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75208)	VOE fee was added without a valid COC. Program was always a full doc loan, therefore VOE would have been required at time of origination.		Reviewer Comment (2023-11-07): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		11/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798640	xxxxxx	29359369	xxxxxx	11/01/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Desk review address had unit xxxxxx, whereas the Note disclosed unit xxxxxx.		Reviewer Comment (2023-11-06): Corrected ARR provided Reviewer Comment (2023-11-02): A corrected desk review was not found.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798893	xxxxxx	29351951	xxxxxx	11/01/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the master HOI and the borrower HO6 policies.		Reviewer Comment (2023-11-03): Both policies provided	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798893	xxxxxx	29359895	xxxxxx	11/01/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Guidelines require verification of the 12 month housing history. Borrower rented for 13 years in the primary residence per the 1003, before purchasing in xxxxxx. A VOR is required to verify the rental payments prior to the borrower owning the primary residence.		Reviewer Comment (2023-11-06): Received Verification of Rent to verify the prior rental history. Exception cleared.	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798893	xxxxxx	29361649	xxxxxx	11/01/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in xxxxxx.		HOA questionnaire reflects HOA is in xxxxxx. Per HOA questionnaire, the HOA is suing previous attorney for legal malpractice.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): The rebuttal is not acceptable. This is an RA requirement and an exception is required by the investor regardless of xxxxxx.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798893	xxxxxx	29361670	xxxxxx	11/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Page 1 of the appraisal reflects Tenant Occupied, however the Operating Statement reflects Vacant. If property is leased, a lease agreement is required. If not, the updated appraisal report is to be provided.		Reviewer Comment (2023-11-09): Update appraisal provided Reviewer Comment (2023-11-06): The rebuttal is not acceptable. Either the appraisal report or Oops Statement needs to be updated with the correct information if incorrect.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798128	xxxxxx	29351256	xxxxxx	11/02/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-03): FTP provided	11/03/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29351265	xxxxxx	11/02/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-11-03): E-Consent provided	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29351327	xxxxxx	11/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the lender.		Reviewer Comment (2023-11-01): Client elects to waive			11/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29351331	xxxxxx	11/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided.		Reviewer Comment (2023-11-05): SitusAMC received xxxxxx CD 3 business days prior to consummation.	11/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29359672	xxxxxx	11/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception in file for an IRS tax lien from 2018 <$5,000.00 to remain open as it does not affect title. Investor to approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors

Reviewer Comment (2023-11-14): Lender would like to waive

Reviewer Comment (2023-11-07): The document was uploaded that was previously uploaded. Please review the comments from xxxxxx The document provided does not appear to to be for the lien in question. The lien in question was < $5,000 and did not affect title per the exception in fie.

Reviewer Comment (2023-11-07): The document provided does not appear to to be for the lien in question. The lien in question was < $5,000 and did not affect title per the exception in fie.
																	11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29364084	xxxxxx	11/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an outstanding tax lien and defaulted taxes reflecting on title that was not paid off at closing.		Reviewer Comment (2023-11-03): Clear FTP provided Reviewer Comment (2023-11-03): Supplemental reports provided for tax lien on title showing removed on FTP, however the defaulted taxes condition was not addressed.	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798128	xxxxxx	29364246	xxxxxx	11/02/2023	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not provided and appraisal is not in the name of the current lender.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-11-01): Client elects to waive			11/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799445	xxxxxx	29355240	xxxxxx	11/02/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-11-06): Gap report provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	799081	xxxxxx	29361196	xxxxxx	11/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The borrower liquidated the offshore accounts for funds to close.	Reviewer Comment (2023-11-28): Additional account statements provided for reserves.

Reviewer Comment (2023-11-27): We do not have any bank statements for Our Invest in file 2 months bank statements are required along with any currency conversions.

Reviewer Comment (2023-11-10): The funds transferred were for closing funds. This condition is referencing reserves. The borrower  liquidated their offshore accounts for closing not leaving anything remaining for reserves.

Reviewer Comment (2023-11-03): The same documents were provided that were in file at time of review. The offshore accounts were fully liquidated with a remaining balance of $490.71 in account xxxxxx and $18.51 in account xxxxxx
															11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799081	xxxxxx	29364883	xxxxxx	11/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity Vesting is mandatory in FL. If the broker doesn’t have an active xxxxxx license. If the broker holds an active xxxxxx license, individual vesting is permissible. Provide evidence of the broker's active license.		Reviewer Comment (2023-11-03): License provided	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799081	xxxxxx	29553199	xxxxxx	11/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Currency converter for xxxxxx account is not from xxxxxx or xxxxxx.		Reviewer Comment (2023-11-29): Updated currency converter provided from XE.com	11/29/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798322	xxxxxx	29351966	xxxxxx	11/02/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx , Borrower: xxxxxx			Reviewer Comment (2023-11-03): ACH provided	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798322	xxxxxx	29364952	xxxxxx	11/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity Vesting is mandatory in FL. If the broker doesn’t have an active xxxxxx license. If the broker holds an active xxxxxx license, individual vesting is permissible. Provide evidence of the broker's active license.		Reviewer Comment (2023-11-03): Broker license provided	11/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798553	xxxxxx	29359548	xxxxxx	11/02/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter is missing the date the funds were transferred as required by the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-07): The client elects to waive. Reviewer Comment (2023-11-06): The wire receipt has no bearing on this condition. This is a guideline requirement.			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798553	xxxxxx	29359616	xxxxxx	11/02/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the city as xxxxxx; however, the Note reflects the city as xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-07): The client elects to waive. Reviewer Comment (2023-11-06): All addresses must match on all documents.			11/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798553	xxxxxx	29364396	xxxxxx	11/02/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A soft pull dated within 10 calendar days of funding or undisclosed monitoring through the funding date must be provided with the closed loan package for NonQM Full Documentation and NonQM Bank Statement Loans only.		Reviewer Comment (2023-11-06): Gap provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	796748	xxxxxx	29353108	xxxxxx	11/02/2023	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		File is missing a copy of the renewal policy for the Master xxxxxx Insurance. Policy in file has expired.		Reviewer Comment (2023-11-07): Master renewal policy provided Reviewer Comment (2023-11-06): The LOE is not acceptable. We need the active and in place master xxxxxx policy.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798150	xxxxxx	29361056	xxxxxx	11/02/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Must reflect delinquent taxes paid		Reviewer Comment (2023-11-03): A final Settlement Statement was provided reflecting taxes being paid with proceeds.	11/03/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798236	xxxxxx	29351429	xxxxxx	11/02/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-11-07): Final HUD provided	11/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798236	xxxxxx	29351430	xxxxxx	11/02/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage payment for account xxxxxx with a payment of $11,467 for the borrower's primary residence is missing for xxxxxx and xxxxxx 23.		Reviewer Comment (2023-11-16): Received credit supplemental report verifying payment through xxxxxx 23. Exception cleared.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798236	xxxxxx	29351447	xxxxxx	11/02/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The guidelines allow for a maximum LTV of 70% for a 2-4 unit. The loan closed with an LTV of 75%. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-01): Client elects to waive with verified compensation factors			11/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	796793	xxxxxx	29354821	xxxxxx	11/02/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The guidelines allow for a maximum LTV of 75% for a condo purchase; however, the guidelines require a 5% LTV reduction when the condo project requires an acceptable inspection in xxxxxx, which would result in a maximum LTV of 70%. The loan closed with an LTV of 75%. The file contains an Investor exception, however comp factors are incorrect. Credit score is not 30+ points > minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-03): The client elects to waive.			11/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796793	xxxxxx	29361046	xxxxxx	11/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a structural inspection when the condo project is 3-stories or more when the project is over 30 years old. Per the HOA Questionnaire, the project is xxxxxx and is over 30 years old. The file did not contain the required structural inspection. The file contains an Investor exception, however comp factors are incorrect. Credit score is not 30+ points > minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-03): The client elects to waive.			11/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796793	xxxxxx	29361095	xxxxxx	11/02/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the mortgage payment verification for xxxxxx for the primary residence.		Reviewer Comment (2023-11-07): Received Credit supplemental report reflecting next due as xxxxxx 23, Exception cleared.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796793	xxxxxx	29361102	xxxxxx	11/02/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in xxxxxx.		Per the HOA Questionnaire, the xxxxxx due to the case not being settled yet. Unknow amount of damages per the attorney letter. The declaration attached to the compliant is showing xxxxxx and subject is located in xxxxxx. The file contains an Investor exception, however comp factors are incorrect. Credit score is not 30+ points > minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-03): The client elects to waive.			11/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	796793	xxxxxx	29366035	xxxxxx	11/02/2023	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		HO6 was not escrowed. The borrower does not meet the minimum FICO or reserves for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797931	xxxxxx	29355081	xxxxxx	11/02/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-11-16): FTP provided	11/16/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797931	xxxxxx	29355094	xxxxxx	11/02/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-11-16): FTP provided	11/16/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	797931	xxxxxx	29365496	xxxxxx	11/02/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		· 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or · 100% of the Total Estimate of Cost-New per the appraiser; or · The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-22): The client elects to waive. Reviewer Comment (2023-11-16): The attached email does not clear the condition. Please see comments from xxxxxx If an RCE could not be obtained due to FL laws, then the guideline requirements for coverage should have been obtained. Reviewer Comment (2023-11-03): If an RCE could not be obtained then the guideline requirements for coverage should have been obtained.			11/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798363	xxxxxx	29356131	xxxxxx	11/02/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-11-07): Updated commitment provided	11/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798363	xxxxxx	29361251	xxxxxx	11/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the borrower to own the subject property for at least 12 months in order to use the current property value to qualify the loan. Per the documentation in the file, the borrower's business purchased the property on xxxxxx for xxxxxx , which is not at least 12 months. The lender used the current value of xxxxxx to qualify the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799468	xxxxxx	29357837	xxxxxx	11/03/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Lease agreement for property xxxxxx is missing from the loan file and rental income is being used to qualify the borrower for the loan.		Reviewer Comment (2023-11-14): Received Lease agreement, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799468	xxxxxx	29357884	xxxxxx	11/03/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Lease agreement for property xxxxxx is missing from the loan file and rental income is being used to qualify the borrower for the loan.		Reviewer Comment (2023-11-14): Lease Agreement provided	11/14/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	799468	xxxxxx	29357885	xxxxxx	11/03/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Lease agreement for property xxxxxx is missing from the loan file and rental income is being used to qualify the borrower for the loan.		Reviewer Comment (2023-11-14): Lease Agreement provided	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799468	xxxxxx	29357887	xxxxxx	11/03/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lease agreement for property xxxxxx is missing from the loan file and rental income is being used to qualify the borrower for the loan.		Reviewer Comment (2023-11-14): Lease Agreement provided	11/14/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795423	xxxxxx	29361401	xxxxxx	11/03/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-11-08): Updated flood cert provided	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795423	xxxxxx	29361403	xxxxxx	11/03/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-11-09): New CDA with correct address provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795423	xxxxxx	29368861	xxxxxx	11/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx does not meet the minimum square footage requirement of 400. Unit xxxxxx square feet.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	795423	xxxxxx	29368894	xxxxxx	11/03/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease Agreement for Unit xxxxxx has expired. Provide the extension of lease or if converted to month to month, 2 months rent receipt to support still active.		Reviewer Comment (2023-11-08): Ext provided	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798214	xxxxxx	29357442	xxxxxx	11/03/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-11-08): Supplement provided Reviewer Comment (2023-11-07): Escrow instructions are not acceptable for this. The title commitment must be updated, a title supplement provided or Final Title policy with the correct amount.	11/08/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798214	xxxxxx	29361387	xxxxxx	11/03/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 653 is less than Guideline representative FICO score of 680.	Minimum credit score for a foreign national with a score is 680.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-08): Lender would like to waive			11/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800235	xxxxxx	29355987	xxxxxx	11/03/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit report is more than 120 days from Note date.		Reviewer Comment (2023-11-20): An updated credit report was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800235	xxxxxx	29368625	xxxxxx	11/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying guarantors. All credit documents are missing for xxxxxx (ie. fraud report, ofac, credit report, application, ID).		Reviewer Comment (2023-11-20): All the required documents were provided. Reviewer Comment (2023-11-06): ID, OFAC, and Fraud Report provided for xxxxxx. Per the original condition, the application does not reflect any non-credit qualifying guarantors. xxxxxx signed the Guarantor Agreement. Provide the updated application reflecting non-credit qualifying guarantor or the completed application and credit report for xxxxxx.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800235	xxxxxx	29368632	xxxxxx	11/03/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-22): The client elects to waive. Reviewer Comment (2023-11-14): Client elects to waive with verified compensation factors			11/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800235	xxxxxx	29368684	xxxxxx	11/03/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	2 months statements required.		Reviewer Comment (2023-11-22): The xxxxxx account is not being used but a settlement statement from a xxxxxx closing was provided for the reserves requirements. Reviewer Comment (2023-11-20): A Final HUD for a xxxxxx closing was provided; however, ownership of the borrowing entity on that HUD is required.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799078	xxxxxx	29369221	xxxxxx	11/03/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-07): Received Certificate of Good standing. Exception cleared.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	797111	xxxxxx	29358627	xxxxxx	11/03/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	BPO required		Reviewer Comment (2023-11-07): BPO provided	11/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797111	xxxxxx	29358634	xxxxxx	11/03/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Mixed Use		The qualifying DSCR on the loan is greater than the guideline minimum. Experienced investor own sand manages 2 or more properties for 12 months	Reviewer Comment (2023-11-02): Client elects to waive			11/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	797111	xxxxxx	29363339	xxxxxx	11/03/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	C/O cannot be utilized for reserves on mixed use or multi-family properties.		Reviewer Comment (2023-11-22): A bank statement was provided. Reviewer Comment (2023-11-16): The bank statement has an end date of xxxxxx which is post closing. Provide the 9/2023 bank statement for funds to close.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	798129	xxxxxx	29363382	xxxxxx	11/03/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): Lender would like to waive			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798129	xxxxxx	29366161	xxxxxx	11/03/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Florida Condominiums: o For loans secured by a condominium unit in the xxxxxx, if the project is over 30 years old (or 25 if within 3 miles of the coast), a structural inspection is required per xxxxxx statute 553.899.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-08): See comments on xxxxxx This loan was reviewed to xxxxxx guidelines 9.2023. The inspection requirement for aged condos in FL does not have a minimum floor requirement, therefore an inspection is required. Reviewer Comment (2023-11-06): This loan was reviewed to xxxxxx guidelines 9.2023. The inspection requirement for aged condos in FL does not have a minimum floor requirement, therefore an inspection is required.			11/09/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798129	xxxxxx	29366171	xxxxxx	11/03/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-06): Fraud Report provided	11/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798769	xxxxxx	29358568	xxxxxx	11/03/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-14): FTP provided	11/14/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798769	xxxxxx	29358586	xxxxxx	11/03/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-11-07): FTP provided	11/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798769	xxxxxx	29363277	xxxxxx	11/03/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an Estimated Settlement Statement only. The final HUD-1/Closing Statement/Closing Disclosure is required.		Reviewer Comment (2023-11-06): Final SS provided	11/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798769	xxxxxx	29366220	xxxxxx	11/03/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-06): Lender would like to waive			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798769	xxxxxx	29395636	xxxxxx	11/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does reflect the PUD endorsement checked.		Reviewer Comment (2023-11-14): Updated FTP provided	11/14/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798476	xxxxxx	29359600	xxxxxx	11/06/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The COC reflects as second appraisal fee was added due to the loan amount xxxxxx, however the loan started with a loan amount of xxxxxx.		Reviewer Comment (2023-11-09): SitusAMC Received PCCD and LOE. Reviewer Comment (2023-11-09): SitusAMC received corrected PCCD dated xxxxxx . Missing of LOE to borrower that accompanied the xxxxxx PCCD to finalize.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798476	xxxxxx	29360296	xxxxxx	11/06/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)			Reviewer Comment (2023-11-02): Client elects to waive			11/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798476	xxxxxx	29360313	xxxxxx	11/06/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the city as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2023-11-08): Updated flood cert provided	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798714	xxxxxx	29360731	xxxxxx	11/06/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.81 is less than Guideline PITIA months reserves of 6.00.	Gift funds were received into the borrower's personal account, therefore backed out as to not double count.	Reviewer Comment (2023-11-08): Additional gift funds and paid invoice for POCB fee received.

Reviewer Comment (2023-11-07): Gift funds were utilized for closing costs and reserves at time of review. The borrower, however, already received these gift funds into their personal account. It appears the lender double counted them. Asset account xxxxxx ending balance $73,910.15 which includes the gift funds of $40,000. Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 received on the Final CD. Total cash to close = $16,397.56. Assets $73,910.15 - $16,397.56=$57,512.59 or 4.81 months in reserves.
															11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799463	xxxxxx	29361364	xxxxxx	11/06/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.87 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2023-11-13): PC-CD, Final SS, and POCB paid invoice provided	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797183	xxxxxx	29360778	xxxxxx	11/06/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-08): Received 1008 with UW name. Exception cleared. Reviewer Comment (2023-11-07): Provide (Final) conditional approval or 1008 with UW name.	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800311	xxxxxx	29361537	xxxxxx	11/06/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-10): COGS provided	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800311	xxxxxx	29379909	xxxxxx	11/06/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		9 months of housing history for xxxxxx primary was provided. A full 12 months is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-14): LOE and documentation received for previous residence. 1) Provide the updated application with years in current property on xxxxxx) The property profile report for previous residence on xxxxxx is not free and clear. Provide mortgage history. Reviewer Comment (2023-11-10): There is no evidence of where the borrower xxxxxx previously listed. The application lists 1 address and years owned as ??? with no previous address listed.			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799453	xxxxxx	29363399	xxxxxx	11/07/2023	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA Disclosure was not provided to the borrowers until closing.		Reviewer Comment (2023-11-06): Client elects to waive			11/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798948	xxxxxx	29364463	xxxxxx	11/07/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-11-08): E-Consent provided	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798948	xxxxxx	29365005	xxxxxx	11/07/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $451.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75215)	The Condo Questionnaire Fee increased from $0.00 on the initial Loan Estimate to $451.95 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-11-13): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		11/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798993	xxxxxx	29364605	xxxxxx	11/07/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The file contains a lease agreement; however, it shows the address as xxxxxx instead of xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-13): Client elects to waive with verified compensation factors			11/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798993	xxxxxx	29364810	xxxxxx	11/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the primary residence payment for xxxxxx 23.		Reviewer Comment (2023-11-16): Received credit supplemental report reflecting payment through xxxxxx 23. Exception cleared. Reviewer Comment (2023-11-09): Provided mortgage statement is for the subject property, the original condition was raised for primary property. The file is missing evidence of the primary residence payment for xxxxxx 23. Exception remains.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800651	xxxxxx	29365931	xxxxxx	11/07/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal does not reflect the second unit		Reviewer Comment (2023-11-10): Updated appraisal provided	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800651	xxxxxx	29366122	xxxxxx	11/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing a VOM for the subject property reflecting a 12 month housing history. The payoff reflects late fees and interest payments.		Reviewer Comment (2023-11-09): Pay history provided. Late charges were for > 15 days from due date paid. No lates were 30 days.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798218	xxxxxx	29368791	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN missing for xxxxxx		Reviewer Comment (2023-11-17): Received Business Entity Listing reflecting EIN. Exception cleared.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798218	xxxxxx	29368805	xxxxxx	11/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception-Alternative Credit reference not met as required per program guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-03): Client elects to waive with verified compensation factors			11/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798218	xxxxxx	29383537	xxxxxx	11/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2023-11-16): Updated 1003 provided correcting primary address. Address verification on financial overseas bank statement Reviewer Comment (2023-11-14): Updated 1003 provided with borrower's primary residence, however this address does not match any documents in file (i.e. foreign bank statement). Provide evidence of address.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800071	xxxxxx	29366079	xxxxxx	11/07/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799845	xxxxxx	29370666	xxxxxx	11/07/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-11-09): Flood insurance policy provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	799845	xxxxxx	29370702	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file only contains an estimated Settlement Statement. The final HUD-1/Closing Statement/Closing Disclosure is missing.		Reviewer Comment (2023-11-09): Final SS provided	11/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800583	xxxxxx	29369443	xxxxxx	11/07/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-11-06): Client elects to waive			11/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	800583	xxxxxx	29369444	xxxxxx	11/07/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $307.65 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Credit Report Fee increased from $100.00 on the Loan Estimate dated xxxxxx to $307.65 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-11-02): Sufficient Cure Provided At Closing		11/02/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	800583	xxxxxx	29369445	xxxxxx	11/07/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Reviewer Comment (2023-11-17): This is not required as the property is brand new construction and the loan being paid off is a construction loan.

Reviewer Comment (2023-11-10): Year of home and pictures do not determine if loan is construction to perm. If the residence was still being built, the appraisal would be marked subject to with a 442 being required. Construction-to-permanent financing is a type of loan which allows you to build your home. When the construction process concludes, this loan rolls over into a traditional mortgage without you having to go through another closing. This did not transpire and loan is not considered construction to perm.

Reviewer Comment (2023-11-08): Appraisal is marked as-is and not subject to completion. Loan does not appear to be a construction to perm.
															11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	800583	xxxxxx	29369905	xxxxxx	11/07/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.			Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	800583	xxxxxx	29370553	xxxxxx	11/07/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $110.22 is less than Cash From Borrower $675.00.		Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-08): Client elects to waive with verified compensation factors			11/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	800583	xxxxxx	29388744	xxxxxx	11/07/2023	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided				Reviewer Comment (2023-11-10): CDA received Reviewer Comment (2023-11-08): CDA will be ordered Reviewer Comment (2023-11-08): The expanded agency criteria guidelines do not allow a CU score. Per the guidelines, a secondary valuation is required via a CDA, ARR, ARA, field review or second appraisal. An acceptable CU is allowed for securitization therefore investor can elect to waive with verified compensation factors.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	800583	xxxxxx	29388776	xxxxxx	11/07/2023	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: 20931.00	Individual collection and non-mortgage charge-off accounts equal to or greater than $250, and accounts that total more than $2,000, must be paid in full prior to or at closing.	Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-06): Client elects to waive			11/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	800240	xxxxxx	29369470	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2023-11-20): Articles of Incorporation were provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800240	xxxxxx	29369472	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2023-11-20): The Bylaws were provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800240	xxxxxx	29380719	xxxxxx	11/07/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of a clear title policy. There are multiple liens on title that reflect paid through closing but the loan amount does not cover the balances.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-11-28): The client elects to waive. Reviewer Comment (2023-11-27): A MUTP is not allowed as it is not known who marked up the title policy. Please provide the title supplement reflecting liens will not appear on the FTP or the clear FTP.			11/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800240	xxxxxx	29380723	xxxxxx	11/07/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx.	Required for Guarantors and Entity.		Reviewer Comment (2023-11-20): The fraud reports were provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800240	xxxxxx	29380730	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-20): Certificate of Good Standings was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800240	xxxxxx	29380767	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2023-11-20): A driver's license was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370437	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-09): Approval provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370438	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-14): Received Certificate of Good Standing, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370440	xxxxxx	11/07/2023	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2023-11-09): Received Credit report dated xxxxxx . Exception cleared.	11/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370442	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-11-09): Received EIN for borrowing LLC. Exception cleared.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370444	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-11-09): Received Operating Agreement for borrowing LLC. Exception cleared.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370446	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-11-09): Received Purchase Agreement. Exception cleared.	11/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370447	xxxxxx	11/07/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the borrower's primary residence.		Reviewer Comment (2023-11-09): Received Credit refresh report reflecting borrower's primary residence with DLA xxxxxx 23. Exception cleared.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370448	xxxxxx	11/07/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2023-11-09): Received 1025 Appraisal report. Exception cleared.	11/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370478	xxxxxx	11/07/2023	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Rent schedule is missing on lease property	Address: xxxxxx	Provide the 1007		Reviewer Comment (2023-11-09): Received Operating Income Statement. Exception cleared.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370494	xxxxxx	11/07/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-11-09): Appraisal provided	11/09/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370510	xxxxxx	11/07/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $126,661.31.			Reviewer Comment (2023-11-09): Asset statements provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370515	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx			Reviewer Comment (2023-11-09): Appraisal provided. Completed after disaster.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370524	xxxxxx	11/07/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2023-11-09): Asset statements provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370687	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-11-09): Received Articles of Organization for borrowing entity. Exception cleared.	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29370696	xxxxxx	11/07/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-14): Clearance report provided Reviewer Comment (2023-11-09): The Fraud Report was already provided at time of review. This pertains to the high risk red flags not being cleared on the report.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29383626	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-11-09): Ops Agreement provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	798169	xxxxxx	29383705	xxxxxx	11/07/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 700.			Reviewer Comment (2023-11-09): Credit report provided reflecting FICO of 736	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	799776	xxxxxx	29369528	xxxxxx	11/07/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provided HUD- 1 is not legible as well as all pages were not provided.		Reviewer Comment (2023-11-08): Clear HUD provided	11/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	799776	xxxxxx	29369537	xxxxxx	11/07/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects a unit number; however, the Note does not reflect a unit number		Reviewer Comment (2023-11-08): Updated ARR provided	11/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	796553	xxxxxx	29394448	xxxxxx	11/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final HUD-1 reflects a disbursement date prior to the consummation date.		Reviewer Comment (2023-11-13): Final stamped SS provided Reviewer Comment (2023-11-10): The document provided is not signed/stamped certified Reviewer Comment (2023-11-09): No new documents received for this condition. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799044	xxxxxx	29393377	xxxxxx	11/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VA requires mandatory vesting in an Entity unless the broker holds an active xxxxxx license. Please provide the active license.		Reviewer Comment (2023-11-10): xxxxxx provided	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29380239	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-17): The final 1008 was provided. Reviewer Comment (2023-11-15): UW approval letter is not acceptable, kindly provide (Final) conditional approval or 1008 with UW name.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29381303	xxxxxx	11/08/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-11-15): Received Desk Review, Exception cleared.	11/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29393928	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report was provided for the LLC but not for the Guarantor.		Reviewer Comment (2023-11-14): Fraud Report provided Reviewer Comment (2023-11-13): The requested document is not received, Please provide the fraud report for the guarantor. Exception remains.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29393937	xxxxxx	11/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated application. Application reflects borrower is not married, however the Guarantor Agreement reflects xxxxxx as the spouse of guarantor.		Reviewer Comment (2023-11-15): Updated application provided Reviewer Comment (2023-11-15): No new documents received. Please try uploading again.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29393948	xxxxxx	11/08/2023	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Required on Entity loans in Community Property States.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-16): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-10): The POA would not clear this condition. This is a requirement per the guidelines. The investor can elect to waive with verified compensation factors			11/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	799926	xxxxxx	29435551	xxxxxx	11/15/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Provided desk review is missing the word xxxxxx in address V/S Note reflecting as xxxxxx.		Reviewer Comment (2023-11-17): A corrected CDA was provided.	11/17/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	798008	xxxxxx	29381659	xxxxxx	11/08/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor Exception in file. The loan was approved with a loan amount of less than 150k. This requires a minimum DSCR of 1.25, however, the loan was approved with DSCR of 0.99.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798008	xxxxxx	29383306	xxxxxx	11/08/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	For loans secured by a condominium unit in the xxxxxx, if the project is over 30 years old a structural inspection is required for projects of 3-stories or more. xxxxxx is xxxxxx.	Reviewer Comment (2023-11-20): The client is accepting the structural report as it appears not to have any safety or structural concerns.

Reviewer Comment (2023-11-15): Structural report provided. Investor to advise if they are accepting the report with no further requirements. 1) Page 6; xxxxxx. 2) Page 7: xxxxxx. xxxxxx. xxxxxx. xxxxxx. xxxxxx. Summary: Short Term Repairs Suggested: xxxxxx of a regular maintenance program

Reviewer Comment (2023-11-14): The document provided is not sufficient to clear the condition. The guidelines require a structural inspection to be provided and to ensure it is up to code with xxxxxx.

Reviewer Comment (2023-11-09): The rebuttal does not clear this condition as it is a guideline requirement for FL properties.
															11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799621	xxxxxx	29381578	xxxxxx	11/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided				Reviewer Comment (2023-11-10): Received 1007 Rent Comparison, Exception cleared. Reviewer Comment (2023-11-09): No new documents received. Please try uploading again.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799621	xxxxxx	29382675	xxxxxx	11/08/2023	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		xxxxxx property > xxxxxx. Investor exception is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-07): Client elects to waive with verified compensation factors			11/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799917	xxxxxx	29383759	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-10): Received Business Entity Listing, Exception cleared. Reviewer Comment (2023-11-09): No new documents provided. Please try uploading again.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799917	xxxxxx	29394145	xxxxxx	11/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership in xxxxxx which is reflected on the bank statements utilized for closing/reserves. Entity documents in file for xxxxxx. There is no evidence in file these companies are on in the same.		Reviewer Comment (2023-11-13): Received Operating agreement for xxxxxx. Exception cleared. Reviewer Comment (2023-11-10): Received Operating Agreement xxxxxx. We required Evidence of Access to Funds for Business xxxxxx. Exception remains. Reviewer Comment (2023-11-09): No new documents provided. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798879	xxxxxx	29385654	xxxxxx	11/08/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-11-09): E-Consent agreement provided	11/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798879	xxxxxx	29385743	xxxxxx	11/08/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	The guidelines allow a maximum LTV of 80% for a First Time Home Buyer. The borrower has not owned any property in the last 3 years; therefore, is a First Time Home Buyer. The loan closed with an LTV of 90%.		Reviewer Comment (2023-11-14): Client requested re-underwrite to 9.2023 matrix. Max allowed is 90% LTV. Reviewer Comment (2023-11-09): The client provided us with the10.2023 matrix to review to. If the loan requires a re-underwrite, the client will need to request this.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800312	xxxxxx	29383882	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-11-13): Received Flood Certificate for subject property, exception cleared. Reviewer Comment (2023-11-10): No new documents received. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29381288	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-10): Received Approval, Exception cleared.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29381289	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-11-13): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2023-11-10): No new documents received. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29381292	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-11-10): Received Flood Certificate, Exception cleared.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29395444	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The Occupancy Cert does not have the Refinance section checked.		Reviewer Comment (2023-11-10): Received Updated Occupancy Certificate, Exception cleared.	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29395447	xxxxxx	11/08/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is at the end of the address as a unit number. Address is xxxxxx.		Reviewer Comment (2023-11-15): Updated HOI provided Reviewer Comment (2023-11-15): No new documents received. Please try uploading again. Reviewer Comment (2023-11-14): No new documents received. Please try uploading again.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799075	xxxxxx	29410545	xxxxxx	11/10/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.				Reviewer Comment (2023-11-15): Updated flood cert provided Reviewer Comment (2023-11-15): No new documents received. Please try uploading again. Reviewer Comment (2023-11-14): No new documents received. Please try uploading again.	11/15/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798919	xxxxxx	29383486	xxxxxx	11/08/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-11-13): Received Flood Certificate, exception cleared. Reviewer Comment (2023-11-10): No new documents received. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798919	xxxxxx	29395490	xxxxxx	11/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreement for Unit xxxxxx. Units xxxxxx provided.		Reviewer Comment (2023-11-13): Received Lease agreement. Exception cleared. Reviewer Comment (2023-11-10): No new documents received. Please try uploading again.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800125	xxxxxx	29383804	xxxxxx	11/08/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2023-11-16): Updated HOI provided	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800125	xxxxxx	29394279	xxxxxx	11/08/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	Employment Status Documentation is required for all borrowers, and may consist of one of the following:
o Employment Authorization
▪ A valid current Employment Authorization Document (EAD), Form I-765, is required for US employment if the borrower is not sponsored by a current employer.
▫ If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable up to 540 days if an automatic extension has been granted.
												o If EAD is not provided, employment authorization may be evidenced by certain VISA types.		Reviewer Comment (2023-11-14): Received Passport and Employment Authorization, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800192	xxxxxx	29384596	xxxxxx	11/09/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29384597	xxxxxx	11/09/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29384598	xxxxxx	11/09/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29384599	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.19897% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .19897%). Non-Compliant High Cost Loan.	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	800192	xxxxxx	29384600	xxxxxx	11/09/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29384601	xxxxxx	11/09/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Texas High-Cost Loan (Points and Fees)	Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.19897% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .19897%). Compliant High Cost Loan.	The undiscounted rate and undiscounted price are missing from the loan file to determine if any bonafide discount points can be excluded.		Reviewer Comment (2023-11-14): Discount point fee disclosure provided with the undiscounted rate and undiscounted price. Condition no longer applies.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29399722	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-11-08): Client elects to waive			11/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800192	xxxxxx	29401685	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower is required. The 3 day delivery is not acceptable as the loan closed xxxxxx and updated appraisal was completed xxxxxx		Reviewer Comment (2023-11-08): Client elect to waive			11/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797013	xxxxxx	29384575	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.			Reviewer Comment (2023-11-08): Client elects to waive			11/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	798734	xxxxxx	29383488	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-11-08): Client elects to waive			11/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798734	xxxxxx	29383489	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-11-08): Client elects to waive			11/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798734	xxxxxx	29383509	xxxxxx	11/09/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	The final Closing Disclosure does not provide the Lender xxxxxx ID.		Reviewer Comment (2023-11-15): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2023-11-14): SitusAMC received xxxxxx CD. missing copy of LOE to borrower which accompanies.		11/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	799851	xxxxxx	29381163	xxxxxx	11/09/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should be in the amount of the lesser of: • 100% of the insurable value of improvements, as established by the property insurer (Replacement Cost Estimator or equivalent); or • The unpaid principal balance of the mortgage if it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained; or • 100% Replacement Cost Coverage as stated on the policy declaration page.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-10): Other structures is not ext dwelling or additional dwelling coverage. Further there isn't anything in file from the agent that lists that the replacement cost of the property is $xxxxxx. This is the amount of dwelling coverage. It is acknowledged that in FL an RCE cannot be requested, but then the coverage amount or requirements per the guidelines should have been obtained.			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799851	xxxxxx	29399800	xxxxxx	11/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		FL requires mandatory vesting in an Entity unless the broker holds an active xxxxxx license. Please provide the active license. The license for the Loan Origination company was only provided.		Reviewer Comment (2023-11-10): License provided	11/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799818	xxxxxx	29400801	xxxxxx	11/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003 for both borrowers. Per documents in file, both borrowers are non-perm residents.		Reviewer Comment (2023-11-14): Updated 1003's provided	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799819	xxxxxx	29384058	xxxxxx	11/09/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide fraud report for xxxxxx.		Reviewer Comment (2023-11-13): Received Fraud Report for co-borrower. Exception cleared.	11/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800238	xxxxxx	29393846	xxxxxx	11/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-15): Received Certificate of Good Standing. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800238	xxxxxx	29394653	xxxxxx	11/09/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-11-30): Dec page provided with ISAOA Reviewer Comment (2023-11-14): The HOI provided still does not reflect ISAOA.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800238	xxxxxx	29400952	xxxxxx	11/09/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		NOO 3A for primary residence is not completed.		Reviewer Comment (2023-11-14): Received Non-Owner Occupancy Declaration, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799939	xxxxxx	29384222	xxxxxx	11/09/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provide Final documents (HUD-1, CD or Closing statement)		Reviewer Comment (2023-11-15): Final SS provided Reviewer Comment (2023-11-14): No new documents received. Please try uploading again.	11/15/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	798820	xxxxxx	29384965	xxxxxx	11/09/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-14): Clearance report provided Reviewer Comment (2023-11-13): No new documents received. Please try uploading again.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798820	xxxxxx	29401035	xxxxxx	11/09/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-11-14): Updated HOI provided	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800012	xxxxxx	29400173	xxxxxx	11/09/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any Non-Credit Qualifying Guarantors. Credit documents were not provided for xxxxxx or xxxxxx (i.e. application, credit report, OFAC, Fraud Report, ID, Business Purpose Cert and NOO Cert).		Reviewer Comment (2023-11-22): The final approval was provided reflecting these two as non-qualifying guarantors.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799484	xxxxxx	29400042	xxxxxx	11/09/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-10): Lender would like to waive			11/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799747	xxxxxx	29389851	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The loan file is missing the master insurance and HO-6 policies.		Reviewer Comment (2023-11-17): Received Master Policy and HO6 Policy. Exception cleared.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799747	xxxxxx	29390005	xxxxxx	11/10/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit no. is missing.		Reviewer Comment (2023-11-16): Updated flood cert provided	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799747	xxxxxx	29406321	xxxxxx	11/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Master HOI roof coverage is actual cash value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-09): Client elects to waive with verified compensation factors			11/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29388568	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet.		Reviewer Comment (2023-11-16): Executed term sheet provided	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29388570	xxxxxx	11/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2023-11-16): Updated appraisal provided reflecting vacant. 5% leverage (LTV) reduction applied. Reviewer Comment (2023-11-14): Page 1 of both appraisals reflect "Occupant: Tenant". If the properties are not leased, both appraisals will need to be updated to reflect vacant. Reviewer Comment (2023-11-14): Both appraisals in file reflect tenant occupied. The lease agreement is required.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29388572	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Investment Affidavit	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-16): Client elects to waive with verified compensation factors			11/22/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29389008	xxxxxx	11/10/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $1,645,129.51 is greater than Guideline total cash-out of $1,000,000.00.	Investor exception in file: HUD-1 total cash-out of $1,645,129.51 is greater than Guideline total cash-out of $1,000,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-16): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-14): Lender would like to waive			11/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29389231	xxxxxx	11/10/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The loan file is missing accepted/denied ACH form and property management questionnaire.		Reviewer Comment (2023-11-16): Waived ACH provided along with PQM Reviewer Comment (2023-11-14): Received PQM. Pending receipt of ACH -approved or denied.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798843	xxxxxx	29405006	xxxxxx	11/10/2023	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The flood insurance is missing ISAOA from the mortgagee.		Reviewer Comment (2023-11-17): A corrected Flood Insurance Dec page was provided. Reviewer Comment (2023-11-16): The appraisal does not clear this condition. The condition pertains to the ISAOA on the flood insurance Reviewer Comment (2023-11-14): The LOE provided does not clear this condition. The flood insurance does not contain the ISAOA.	11/17/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	799536	xxxxxx	29394484	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-11-15): Received EIN document. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799536	xxxxxx	29394498	xxxxxx	11/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease agreement missing for xxxxxx Unit as operating income statement reflects unit is rented.		Reviewer Comment (2023-11-14): Received Lease Agreement for xxxxxx unit, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799536	xxxxxx	29406600	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2023-11-15): Received Articles of Incorporation. Exception cleared. Reviewer Comment (2023-11-14): Please provide the Articles of Incorporation which is missing in file, exception remains.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800228	xxxxxx	29395038	xxxxxx	11/10/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-15): Received Approval Certificate. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800228	xxxxxx	29395283	xxxxxx	11/10/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Application reflects the borrower is a permanent resident alien. The guidelines require a copy of the green card (Form I-551) which was not provided.		Reviewer Comment (2023-11-15): Received updated 1003, reflecting borrower as xxxxxx. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800185	xxxxxx	29400869	xxxxxx	11/13/2023	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2023-11-14): Received Title Commitment, Exception cleared.	11/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800185	xxxxxx	29400884	xxxxxx	11/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is xxxxxx acres and the maximum per guidelines is 2. Lender exception in file. Investor to approve.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-15): Client elects to waive with verified compensation factors			11/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800185	xxxxxx	29412081	xxxxxx	11/13/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match		Reviewer Comment (2023-11-28): A corrected flood cert was provided. Reviewer Comment (2023-11-20): The exact same Flood Cert was provided that has the city as xxxxxx but the Note has xxxxxx. Reviewer Comment (2023-11-15): Document provided has a loading error. Please try uploading again.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798794	xxxxxx	29400573	xxxxxx	11/13/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City name is different.		Reviewer Comment (2023-11-17): A corrected flood cert was provided.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798794	xxxxxx	29414994	xxxxxx	11/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Investment was not checked on Occupancy Cert.		Reviewer Comment (2023-11-15): Occupancy Cert provided	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798794	xxxxxx	29415002	xxxxxx	11/13/2023	Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines		The DOT reflects a separate Assignments of Leases/Rents rider attached outside of the 1-4 Family Rider.		Reviewer Comment (2023-11-17): The Assignments for Rents/Leases has been provided. Reviewer Comment (2023-11-15): Document was not found in trailing documents, Please try uploading again.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798794	xxxxxx	29415018	xxxxxx	11/13/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		There is a lien on title #6 that was not addressed.		Reviewer Comment (2023-11-17): A title supplement was provided removing #6.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800431	xxxxxx	29400381	xxxxxx	11/13/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-15): FTP provided	11/15/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800431	xxxxxx	29400399	xxxxxx	11/13/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxxand does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-11-15): FTP provided	11/15/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800431	xxxxxx	29412606	xxxxxx	11/13/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in a Trust with a Trustee. The Note and PPP addendum to the Note signature lines do not reflect the Trust by Trustee. Provide the corrected and executed documents, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-10): Client elects to waive			11/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800431	xxxxxx	29412639	xxxxxx	11/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in a Trust with a Trustee. The DOT + Riders signature lines do not reflect the Trust by Trustee. Provide the corrected and executed documents, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to Re-Record.		Reviewer Comment (2023-11-20): A signed and recorded DOT was provided along with an LOE to the borrower.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800431	xxxxxx	29412648	xxxxxx	11/13/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-17): Evidence the fraud alerts were addressed was provided.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800174	xxxxxx	29405268	xxxxxx	11/13/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require at least 6 months of ownership for a cash-out refinance. The fraud report reflects the property was in the borrowers' names as of xxxxxx and transferred to a business and then in xxxxxx transferred back to the borrowers' names. There is no documentation to verify the business the property was vested in belongs to the borrowers; therefore, current ownership is as of xxxxxx 23. The file contains an Investor exception, however factors are incorrect. LTV/CLTV is not 10% or more below the allowed guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-15): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-15): No new documents received. Please try uploading again. Reviewer Comment (2023-11-14): No new documents received. Please try uploading again.			11/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800174	xxxxxx	29412905	xxxxxx	11/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final application for xxxxxx reflects they owns their primary residence; however, per the letter of explanation in the file, the property is owned by a business and the borrowers do not pay any rent. In addition, the fraud report reflects the property owned by a business. The application should be updated to reflect No Primary Housing Expense.		Reviewer Comment (2023-11-15): Updated 1003 provided Reviewer Comment (2023-11-15): No new documents received. Please try uploading again.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800174	xxxxxx	29412959	xxxxxx	11/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for Modification with < 12 months seasoning. Provide the modification documentation prior to waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-15): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-15): Ext agreement and Note provided Reviewer Comment (2023-11-15): No new documents received. Please try uploading again. Reviewer Comment (2023-11-14): No new documents received. Please try uploading again.			11/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800007	xxxxxx	29399596	xxxxxx	11/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-15): Received approval certificate. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800007	xxxxxx	29399665	xxxxxx	11/13/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Two gift letters in file with amounts of $19,500.00 and $120,000.00, that do not reflect the date the funds were transferred as required by the guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	801127	xxxxxx	29401467	xxxxxx	11/14/2023	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2023-11-13): Client elects to waive			11/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801127	xxxxxx	29401652	xxxxxx	11/14/2023	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.	The guidelines require 3 tradelines reporting for a minimum of 12-months or 2 tradelines reporting for a minimum of 24-months. The credit report reflects the borrower only has 1 tradeline.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-21): The client elects to waive.

Reviewer Comment (2023-11-17): Copied directly from the guidelines section 5.2 - Tradeline Requirements - A credit report must have least three (3) tradelines reporting for a minimum of 12-months, at least one must have activity in the last 12-months, or
At least two (2) tradelines reporting for a minimum of 24-months, at least one must have activity in the last 12-months

Reviewer Comment (2023-11-16): This loan was reviewed to xxxxxx Guidelines. Section 5.2 Tradeline requirement does not state having 3 credit scores the minimum tradeline requirement is waived.
																	11/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800582	xxxxxx	29402103	xxxxxx	11/14/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx	The file is missing evidence that the taxes and insurance are included in the mortgage payment for the property located on xxxxxx. If the taxes and insurance are not included, both are required to be included in the DTI.		Reviewer Comment (2023-11-15): Received mortgage statement reflecting taxes and insurance are escrowed that are paid by non-borrower. received credit supplemental report reflecting 2nd lien is paid by borrower. exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	800582	xxxxxx	29404617	xxxxxx	11/14/2023	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	The property approved as an investment property; however, the hazard insurance reflects occupancy as owner occupied. In addition, the application Section 5 Question A indicates the borrower will occupy the subject as their primary residence on both the initial and final 1003. Provide the corrected HOI, corrected application and lender attesation on error.		Reviewer Comment (2023-11-28): Attestation provided Reviewer Comment (2023-11-27): Received corrected HOI and corrected application. Pending receipt of lender attestation on the error.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	800398	xxxxxx	29405392	xxxxxx	11/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing 6 months cancelled checks or bank ACH payments for the current subject mortgage payments as required by guidelines as well as a copy of the Note with terms.		Reviewer Comment (2023-11-15): Received cancelled checks from xxxxxx through xxxxxx 23. Exception cleared.	11/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800398	xxxxxx	29421794	xxxxxx	11/14/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note signature does not reflect the Entity name. Should reflect Entity by Guarantor. Provide the corrected and executed document, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-13): Client elects to waive			11/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800396	xxxxxx	29406660	xxxxxx	11/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing 6 months cancelled checks or bank ACH payments for the current subject mortgage payments as required by guidelines as well as a copy of the Note with terms.		Reviewer Comment (2023-11-21): Received a copy of the Note with terms. Exception cleared. Reviewer Comment (2023-11-16): Received unsigned Lender LOE and 6 months cancelled checks. Pending receipt of a copy of the Note with terms. An unsigned Lender LOE is not sufficient to meet this requirement just listing the loan amount and payment. Reviewer Comment (2023-11-15): This loan was reviewed to the xxxxxx investor guidelines. The documents listed are required when the mortgage for the primary or subject property is not listed on the the credit report.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800396	xxxxxx	29421850	xxxxxx	11/14/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note signature does not reflect the Entity name. Should reflect Entity by Guarantor. Provide the corrected and executed document, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-13): Client elects to waive			11/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800396	xxxxxx	29421939	xxxxxx	11/14/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close policy does not reflect the current lender. There is a post-close policy in file with the information updated, however post-close documents are not acceptable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-20): The client elects to waive. Reviewer Comment (2023-11-20): The same insurance policy was provided which is dated post-close. Reviewer Comment (2023-11-17): The policy with an effective date of xxxxxx is considered post-close as the loan closed on xxxxxx Reviewer Comment (2023-11-16): The same HOI policy was provided that as in file at time of review. Please see the original condition. The pre-close policy does not reflect the current lender. There is a post-close policy in file with the information updated, however post-close documents are not acceptable.			11/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799785	xxxxxx	29406770	xxxxxx	11/14/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-11-17): Received Closing Protection Letter. Exception cleared.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No	Property Focused
xxxxxx	799785	xxxxxx	29406890	xxxxxx	11/14/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-11-17): Received Tax Certificate. Exception cleared.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No	Property Focused
xxxxxx	799785	xxxxxx	29407107	xxxxxx	11/14/2023	Property	Guideline	General	Guideline	No wind/hail coverage present.		Guidelines require wind/hail coverage and this coverage does not reflect it is included on the evidence of insurance in file.		Reviewer Comment (2023-11-17): An updated policy reflecting xxxxxx included was provided.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No	Property Focused
xxxxxx	799785	xxxxxx	29421386	xxxxxx	11/14/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The lease agreement in file is not signed by the tenant.		Reviewer Comment (2023-11-17): Received executed copy of lease agreement. Exception cleared.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No	Property Focused
xxxxxx	799785	xxxxxx	29421397	xxxxxx	11/14/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The business purpose affidavit is not completed at the top.		Reviewer Comment (2023-11-28): Received business purpose affidavit with all the required information. Exception cleared. Reviewer Comment (2023-11-21): Provided Investment affidavit is still missing the information at the top of the page. Please provide the document with all the information. Exception remains.	11/28/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No	Property Focused
xxxxxx	798982	xxxxxx	29406299	xxxxxx	11/14/2023	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-11-16): Updated HOI provided	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800443	xxxxxx	29407366	xxxxxx	11/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Non-Foreign National borrowers should currently own or rent a primary residence with an associated housing expense. Living rent free will be considered on a case-by-case basis. Lender exception in file. Must be approved by the investor.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800610	xxxxxx	29411399	xxxxxx	11/14/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-17): Evidence the red flags were addressed was provided.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800610	xxxxxx	29411400	xxxxxx	11/14/2023	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.		The loan meets requirements for Taxes and Hazard Insurance escrow waiver, however guidelines do not allow flood insurance to be escrowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-22): The client elects to waive.			11/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800610	xxxxxx	29411654	xxxxxx	11/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT and Riders do not reflect the entity name and only the Guarantors name. The signature block should reflect the Entity by Guarantor. Provided the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrowers, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-20): The client elects to waive.			11/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800610	xxxxxx	29421965	xxxxxx	11/14/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note and PPP addendum do not reflect the Entity name. The signature block should reflect the Entity by Guarantor. Provided the corrected and executed Note + PPP addendum, LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-13): Client elects to waive			11/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798531	xxxxxx	29408019	xxxxxx	11/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-11-20): Received Business Purpose Certificate. Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799706	xxxxxx	29422776	xxxxxx	11/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HO-6 insurance policy effective date is xxxxxx ; however, the disbursement date is xxxxxx .		Reviewer Comment (2023-11-17): The final signed settlement statement was provided reflecting the disbursement date of xxxxxx . Reviewer Comment (2023-11-16): PC-CD is a lender generated document. Provide the final stamped settlement statement to verify disbursement date and reduction in fees.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801096	xxxxxx	29412259	xxxxxx	11/15/2023	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.	The guidelines require 3 tradelines reporting for 12-months or 2 tradelines reporting for 24-months. The credit report reflects 1 tradeline reporting for 5 months and 1 authorized user account reporting for 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-21): The client elects to waive.

Reviewer Comment (2023-11-17): Copied directly from the guidelines used. 5.2 - TRADELINE REQUIREMENTS - A credit report must have least three (3) tradelines reporting for a minimum of 12-months, at least  one must have activity in the last 12-months, or
At least two (2) tradelines reporting for a minimum of 24-months, at least one must have activity in the last 12-months

Reviewer Comment (2023-11-16): This loan was reviewed to xxxxxx Guidelines. Section 5.2 Tradeline requirement does not state that if the borrower has 3 credit score the tradeline line requirement is waived.
																	11/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801096	xxxxxx	29423281	xxxxxx	11/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the borrower's EAD.		Reviewer Comment (2023-11-16): Received Passport and Valid VISA. Exception cleared.	11/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801122	xxxxxx	29411999	xxxxxx	11/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide updated WVOE reflecting the YTD Thru date as xxxxxx . Currently it is reflecting xxxxxx .		Reviewer Comment (2023-11-21): A corrected WVOE was provided.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801122	xxxxxx	29412408	xxxxxx	11/15/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in the name of the lender		Reviewer Comment (2023-11-13): Client elects to waive			11/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800983	xxxxxx	29423619	xxxxxx	11/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Living Rent-Free: Borrowers that do not have the required housing payment history are still eligible to qualify for a purchase transaction of a primary residence so long as they are living rent free with a Relative. The employer provided an LOE indicating they are allowing the borrowers to live rent free in a residence owned by the employer. Guideline requirements for rent free living with a relative were not met.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-20): The client elects to waive.			11/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	801125	xxxxxx	29415441	xxxxxx	11/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-11-20): Received Credit report dated xxxxxx . Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	801125	xxxxxx	29415456	xxxxxx	11/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing evidence of the xxxxxx mortgage payment for all mortgages reporting on the credit report.		Reviewer Comment (2023-11-29): Received mortgage statement verifying the mortgage payment for xxxxxx for all properties. Exception cleared. Reviewer Comment (2023-11-20): The file is missing evidence of the xxxxxx for the following properties:xxxxxx.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	799260	xxxxxx	29430432	xxxxxx	11/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide copies of all lease agreements.		Reviewer Comment (2023-11-22): Received Lease agreement. Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	799260	xxxxxx	29430439	xxxxxx	11/15/2023	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx	Appraisal reflects xxxxxx units; BPO reflects xxxxxx units		Reviewer Comment (2023-11-22): A corrected BPO was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	800732	xxxxxx	29429274	xxxxxx	11/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lender must document mortgage history not reporting on credit report with all the following: VOM, 6 months cancelled checks, ACH payments or bank transfers, a copy of the Note and a payoff statement. Any lates, deferred balance or delinquent interest are subject to housing history and credit even criteria.		Reviewer Comment (2023-11-22): VOM is acceptable for mortgage history as this is from a Lender. Reviewer Comment (2023-11-20): Provide 6 months cancelled checks, ACH payments or bank transfers, a copy of the Note and a payoff statement. Any lates, deferred balance or delinquent interest are subject to housing history and credit even criteria for the subject property.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	801275	xxxxxx	29414786	xxxxxx	11/15/2023	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2023-11-20): The Flood Cert was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	801275	xxxxxx	29414788	xxxxxx	11/15/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		1) Provide the Wire Ticket to Settlement Agent 2) Provide the Investment Affidavit	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-20): The Seller would like a waiver for this.			11/29/2023	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	801275	xxxxxx	29415408	xxxxxx	11/15/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The loan file is missing the credit/background authorization and an ACH form.		Reviewer Comment (2023-11-21): The Authorization was provided.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	801275	xxxxxx	29415567	xxxxxx	11/15/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The loan amount cannot exceed the Cost Basis if originated between 180 days and 1 year of the acquisition date. Property purchased on xxxxxx for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-20): The Seller would like a waiver for this.			11/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800578	xxxxxx	29413087	xxxxxx	11/15/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The dwelling coverage does not cover the minimum of the loan amount or RCE of $xxxxxx		Reviewer Comment (2023-11-22): An updated RCE was provided. Reviewer Comment (2023-11-17): There is still a shortfall of $3,772.20 in coverage.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800578	xxxxxx	29430059	xxxxxx	11/15/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-closing.		Reviewer Comment (2023-11-17): The appraisal dated prior to closing was provided.	11/17/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800578	xxxxxx	29430120	xxxxxx	11/15/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note		Reviewer Comment (2023-11-20): An updated HOI policy was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800434	xxxxxx	29415105	xxxxxx	11/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The loan is a refinance transaction and the appraisal reflects both units are leased. The file is missing a copy of the lease agreements.		Reviewer Comment (2023-11-20): Received Executed copy of lease agreement for both units. Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800434	xxxxxx	29415754	xxxxxx	11/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lender must document mortgage history not reporting on credit report with all the following: VOM, evidence of monthly payments made by cancelled checks, ACH payment or bank transfer, and a copy of the Note. VOM in file and Investor exception is only for payment history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-27): The condition states the investor exception in file is only for the payment history and we have the required VOM already. It does not cover a copy of the Note which is required also per guidelines.			11/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800434	xxxxxx	29430275	xxxxxx	11/15/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Provide the prelim title or title commitment to verify vesting prior to closing. Refinance transaction.		Reviewer Comment (2023-11-20): Received Title commitment. Exception cleared.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799654	xxxxxx	29430354	xxxxxx	11/15/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-17): A Clear Fraud Report was provided.	11/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800592	xxxxxx	29415028	xxxxxx	11/16/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects xxxxxx unit numbers; however, the note does not reflect unit numbers.		Reviewer Comment (2023-11-28): Corrected CDA provided	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	799483	xxxxxx	29416330	xxxxxx	11/16/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects the property is tenant occupied. Lease agreement missing from the loan file.		Reviewer Comment (2023-11-30): Received LOE in file borrower departed subject property on xxxxxx 23, 1007 in file reflecting 0 rent. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	799483	xxxxxx	29416337	xxxxxx	11/16/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-11-21): The final title policy was provided.	11/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	799483	xxxxxx	29420451	xxxxxx	11/16/2023	Property	Guideline	General	Guideline	No wind/hail coverage present.		Extended coverages not confirmed on policy in file (wind, hail, civil commotion) as required by guidelines.		Reviewer Comment (2023-11-21): The HOI policy does not exclude these coverages so they are included in the Dwelling Coverage A.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	799483	xxxxxx	29420469	xxxxxx	11/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title commitment in file reflects an open lien in the amount of $325,000 that was not paid through closing.		Reviewer Comment (2023-11-21): The final title policy was provided. Reviewer Comment (2023-11-21): The satisfaction of judgment provided does not appear to be the same as the one reflected on the title. The one on the title is dated after the satisfaction, the instrument numbers are different, and the plaintiff does not match.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	801223	xxxxxx	29416109	xxxxxx	11/16/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-11-22): Received tax certificate. Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	801223	xxxxxx	29416110	xxxxxx	11/16/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-11-27): Updated CPL provided Reviewer Comment (2023-11-21): The CPL provided does not reflect the business entity name. Exception remains.	11/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	801223	xxxxxx	29420749	xxxxxx	11/16/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.			Reviewer Comment (2023-11-28): See new exception provided by investor	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	801223	xxxxxx	29439191	xxxxxx	11/16/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying Guarantors. Provide the credit report and application for xxxxxx.		Reviewer Comment (2023-11-22): The final approval reflecting the non-qualifying guarantor was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	801223	xxxxxx	29551567	xxxxxx	11/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the addition of ADU lease income to the dwelling lease amount. Qualifying DSCR income would be $2,500 utilizing the lower 1007 rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-28): Client elects to waive with verified compensation factors			11/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799817	xxxxxx	29421562	xxxxxx	11/17/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		File is missing an executed copy of the Final Settlement Statement.		Reviewer Comment (2023-11-22): The final settlement statement was provided.	11/22/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	799817	xxxxxx	29440074	xxxxxx	11/17/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Number of owner occupied units in complete is < 40% and investor concentration is > 60%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-20): The client elected to waive.			11/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800724	xxxxxx	29421908	xxxxxx	11/17/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Must be escrowed if an independent policy.		Reviewer Comment (2023-11-20): Evidence the flood insurance is included in the master policy was provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800724	xxxxxx	29421909	xxxxxx	11/17/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the master policy and HO6 policy		Reviewer Comment (2023-11-20): Master policy and HO6 policy were provided.	11/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800724	xxxxxx	29421911	xxxxxx	11/17/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Final HUD, CD and Closing statement missing in file.		Reviewer Comment (2023-11-20): The final settlement statement was provided.	11/20/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800724	xxxxxx	29440217	xxxxxx	11/17/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in xxxxxx.		Per HOA questionnaire, xxxxxx. Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	800602	xxxxxx	29423752	xxxxxx	11/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The loan file is missing the purchase contract.		Reviewer Comment (2023-11-22): Received Purchase agreement / sales contract. Exception cleared.	11/22/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	799969	xxxxxx	29427817	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2023-11-15): Client elect to waive			11/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	800987	xxxxxx	29426955	xxxxxx	11/20/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The CPA letter in file did not provide confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business.		Reviewer Comment (2023-11-28): Provided CPA letter is having confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. Exception cleared.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800987	xxxxxx	29427024	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2023-11-15): Client elects to waive			11/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800248	xxxxxx	29426887	xxxxxx	11/20/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		If there is an independent policy, it must be escrowed.		Reviewer Comment (2023-11-22): The flood master policy was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800248	xxxxxx	29426890	xxxxxx	11/20/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide Master policy and HO6 policy.		Reviewer Comment (2023-11-22): The master and HO6 policies were provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800248	xxxxxx	29426902	xxxxxx	11/20/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provide Final Documents (HUD, CD or Closing statement)		Reviewer Comment (2023-11-22): The final settlement statement was provided.	11/22/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	797468	xxxxxx	29450091	xxxxxx	11/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two mortgage liens on the title report, however only 1 was addressed.		Reviewer Comment (2023-11-22): A Title Affidavit was provided for the other lien.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800645	xxxxxx	29428649	xxxxxx	11/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal is marked tenant occupied		Reviewer Comment (2023-11-22): Received Lease agreement, Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800645	xxxxxx	29429196	xxxxxx	11/20/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-11-22): Received Business Purpose Certificate, Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800645	xxxxxx	29449433	xxxxxx	11/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2023-11-22): Received Business Purpose Certificate, Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	795511	xxxxxx	29428222	xxxxxx	11/20/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.06977% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 75% exceeds guideline max of 70%. Investor exception in file, however all comp factors are incorrect.	Experienced investor owns/manages 2 or more properties for 12 months The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-11-21): The client elects to waive.			11/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800519	xxxxxx	29428039	xxxxxx	11/20/2023	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)	Subject is a subordinate lien with the taxes and insurance being escrowed on the first lien.		Reviewer Comment (2023-11-15): Client elects to waive			11/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800519	xxxxxx	29428040	xxxxxx	11/20/2023	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 11.44636% or Final Disclosure APR of 11.53300% is in excess of allowable threshold of Prime Mortgage Market Rate 7.63000 + 3.75%, or 11.38000%. Non-Compliant SubPrime Loan.	Loan is non-compliant due to escrow account not being set up; however, subject is a subordinate lien with the taxes and insurance being escrowed on the first lien.		Reviewer Comment (2023-11-15): Client elects to waive			11/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	800519	xxxxxx	29428042	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			Reviewer Comment (2023-11-27): RTC provided	11/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	800519	xxxxxx	29428373	xxxxxx	11/20/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains an undisclosed debt notification dated xxxxxx , which is more than 10 days from the note date. An updated gap report is required.		Reviewer Comment (2023-11-23): Received UDM. Exception cleared.	11/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800519	xxxxxx	29428429	xxxxxx	11/20/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-11-30): Clearance report provided Reviewer Comment (2023-11-28): The clearance report provided is not for the fraud report in file. Loan number on fraud report is xxxxxx. Clearance report is for xxxxxx.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29437833	xxxxxx	11/20/2023	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 24 months.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx Statement Period Months provided: 23,	The loan is approved with 24 Months Bank Statement program, we have received 23 months bank statements from xxxxxx through xxxxxx .		Reviewer Comment (2023-11-22): The 24th bank statement was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29437864	xxxxxx	11/20/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Proof Of Ownership	Require evidence of ownership, borrower must have at least 25% of the business per guidelines. The loan file contains the articles of organization reflecting Borrower as the only member but the file also contains a later dated document that reflects the addition/removal of officers agents.		Reviewer Comment (2023-11-22): Evidence of sole ownership was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29437988	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan is approved with 24 Months Bank Statement program, we have received 23 months bank statements from xxxxxx through xxxxxx .		Reviewer Comment (2023-11-22): The 24th bank statement was provided.	11/22/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798885	xxxxxx	29437989	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	The loan is approved with 24 Months Bank Statement program, we have received 23 months bank statements from xxxxxx through xxxxxx .		Reviewer Comment (2023-11-22): The 24th bank statement was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29437992	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan is approved with 24 Months Bank Statement program, we have received 23 months bank statements from xxxxxx through xxxxxx . Due to this there is variance in DTI.		Reviewer Comment (2023-11-22): The 24th bank statement was provided.	11/22/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29438087	xxxxxx	11/20/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.87538% exceeds Guideline total debt ratio of 50.00000%.	Documentation not provided for Lease that Borrower no longer owns vehicle and debt is paid in full to not included in the DTI.		Reviewer Comment (2023-11-22): The 24th bank statement and evidence of car leases was paid off at closing were provided. Reviewer Comment (2023-11-22): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 58.18926% exceeds Guideline total debt ratio of 50.00000%.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29438143	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Documentation not provided for Lease that Borrower no longer owns vehicle and debt is paid in full to not included in the DTI.		Reviewer Comment (2023-11-22): The 24th bank statement and evidence of car leases was paid off at closing were provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29439372	xxxxxx	11/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		P&I payment is required for the first lien per guidelines. Note for first lien for the subject property reflects payment as a 10 year interest only. Provide P&I payment or investor to advise if I/O payment is sufficient as not addressed in provided guidelines.		Reviewer Comment (2023-11-21): The mortgage statement for the first lien as required by guidelines was provided.	11/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29439405	xxxxxx	11/20/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 58.18926% and based on 1026.43(c)(5) of 58.19% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Documentation not provided for Lease that Borrower no longer owns vehicle and debt is paid in full to not included in the DTI.		Reviewer Comment (2023-11-22): The 24th bank statement was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	798885	xxxxxx	29506813	xxxxxx	11/22/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2023-11-22): The 24th bank statement and evidence of car leases was paid off at closing were provided.	11/22/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	798885	xxxxxx	29506814	xxxxxx	11/22/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 53.87538% and based on 1026.43(c)(5) of 53.88% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)			Reviewer Comment (2023-11-22): The 24th bank statement and evidence of car leases was paid off at closing were provided.	11/22/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	799716	xxxxxx	29438084	xxxxxx	11/21/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 missing for xxxxxx	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors			11/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438107	xxxxxx	11/21/2023	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	Borrower: xxxxxx	Credit report missing for xxxxxx	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record. The borrower has 15 Years of Experience. Currently holds 7 Properties.	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors			11/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438110	xxxxxx	11/21/2023	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record. The borrower has 15 Years of Experience. Currently holds 7 Properties.	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-11-22): The same fraud report was provided. Need the fraud reports for the non-qualifying guarantors.			11/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438118	xxxxxx	11/21/2023	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx	Exception raised	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record. The borrower has 15 Years of Experience. Currently holds 7 Properties.	Reviewer Comment (2023-11-29): Client elects to waive with verified compensation factors			11/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438158	xxxxxx	11/21/2023	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $218,791.61 is less than Cash From Borrower $289,069.18.			Reviewer Comment (2023-11-30): Additional funds provided	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438169	xxxxxx	11/21/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2023-11-30): Additional funds provided	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799716	xxxxxx	29438184	xxxxxx	11/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is xxxxxx, however, guidelines only allow 2 acres max. Lender and Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record. The borrower has 15 Years of Experience. Currently holds 7 Properties.	Reviewer Comment (2023-11-17): The client elects to waive.			11/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800479	xxxxxx	29442418	xxxxxx	11/21/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		File is missing the executed gift letter for the amount of $230,000.		Reviewer Comment (2023-11-28): Received executed gift letter for the amount of $230,000. Exception cleared. Reviewer Comment (2023-11-22): Borrower received the wire fund of $100,000 from xxxxxx on xxxxxx . Also the final 1003 is reflecting cash deposit of $230,000. Therefore the executed gift letter is required for the amount of $230,000.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800479	xxxxxx	29442498	xxxxxx	11/21/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Post Close CD disclosed $4,487.27 for the initial escrow amount, whereas, the Initial Escrow Account Disclosure stated $4,488.27.		Reviewer Comment (2023-11-16): Client elects to waive			11/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	800479	xxxxxx	29450985	xxxxxx	11/21/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003 for xxxxxx. Borrower does not rent but lives rent free per LOE in file.		Reviewer Comment (2023-11-22): An updated 1003 was provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800641	xxxxxx	29441975	xxxxxx	11/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Investor exception in file for no lease agreement provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-17): The client elects to waive.			11/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800641	xxxxxx	29442117	xxxxxx	11/21/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2023-11-22): Received Occupancy Certificate, Exception cleared.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798263	xxxxxx	29456464	xxxxxx	11/22/2023	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-11-17): The client elects to waive.			11/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798263	xxxxxx	29456472	xxxxxx	11/22/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $414.95 exceeds tolerance of $380.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)			Reviewer Comment (2023-11-17): Sufficient Cure Provided At Closing		11/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	798263	xxxxxx	29456473	xxxxxx	11/22/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Insurance Binder Fee. Fee Amount of $120.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7584)			Reviewer Comment (2023-11-17): Sufficient Cure Provided At Closing		11/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	798263	xxxxxx	29457191	xxxxxx	11/22/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate is missing the condo unit number.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-30): The client elects to waive. Reviewer Comment (2023-11-28): All addresses must match. The flood certificate must contain the unit number in the address.			11/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	798796	xxxxxx	29450453	xxxxxx	11/22/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Final 1003 states borrower Primary residence as No primary housing expense however, fraud report reflects ownership in the primary property. Supporting documentation to be provided to reflect Borrower is not responsible for housing payment at xxxxxx.		Reviewer Comment (2023-11-28): Received LOE and divorce degree. Exception cleared.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798796	xxxxxx	29450492	xxxxxx	11/22/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate does not reflect the loan amount.		Reviewer Comment (2023-11-28): BP cert provided Reviewer Comment (2023-11-28): Provided document is altered, as the loan amount is not having the same font. Exception remains.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798796	xxxxxx	29450495	xxxxxx	11/22/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-28): Received approval. Exception cleared.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800994	xxxxxx	29450763	xxxxxx	11/22/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Please provide the evidence of free & clear for primary residence for xxxxxx.		Reviewer Comment (2023-11-30): Received Property History Report reflecting property as free and clear. Exception cleared. Reviewer Comment (2023-11-29): Provided property profile does not have information of the lien, unable to determine whether primary residence for xxxxxx is free & clear. Exception remains.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798795	xxxxxx	29446172	xxxxxx	11/22/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-29): Received Approval. Exception cleared.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798795	xxxxxx	29446173	xxxxxx	11/22/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-11-29): Received Fraud report. Exception cleared.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798795	xxxxxx	29446511	xxxxxx	11/22/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the 12 month housing history for the borrower's primary residence.		Reviewer Comment (2023-11-29): Borrower living rent free. Received LOE and divorce degree reflecting property awarded to ex-husband. Exception cleared.	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	799438	xxxxxx	29457194	xxxxxx	11/22/2023	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-11-28): Received Credit report dated xxxxxx . Exception cleared.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	800504	xxxxxx	29446377	xxxxxx	11/22/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Updated policy in file is missing the Policy number.		Reviewer Comment (2023-11-28): Received HOI reflecting the Policy number. Exception cleared.	11/28/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800504	xxxxxx	29446946	xxxxxx	11/22/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.10 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor exception in file for a cash out refinance DSCR ratio less than 1.25% for a loan amount less than $150K, or to use lease rental amount without rent receipt for subject property. Borrower receives cash payments for rent each month.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-11-27): Client elects to waive with verified compensation factors			11/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	800921	xxxxxx	29450050	xxxxxx	11/22/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	Policy Amount of xxxxxx is not covering the Loan amount of xxxxxx .		Reviewer Comment (2023-11-28): Updated commitment provided	11/28/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800921	xxxxxx	29450593	xxxxxx	11/22/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Missing tax cert reflecting the amount of taxes used for qualification.		Reviewer Comment (2023-11-28): Tax Cert provided	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	801220	xxxxxx	29462805	xxxxxx	11/22/2023	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Required 6 months rent loss.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-11-28): Client elects to waive with verified compensation factors			11/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799583	xxxxxx	29441167	xxxxxx	11/09/2023	Credit	Guideline	Guideline Issue	Guideline	The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).				Reviewer Comment (2023-11-09): Client elects to waive.			11/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	799583	xxxxxx	29441169	xxxxxx	11/09/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 722 is less than Guideline representative FICO score of 760.	Guarantors FICO 722 is less than the required 760 for 75% LTV.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower has 6.26 months in reserves. Also credit history reflects responsible credit usage with balance totaling less than $500.00 and 98% of revolving credit available.	Reviewer Comment (2023-11-13): Compensating factor: Borrower has 6.26 months in reserves. Also credit history reflects responsible credit usage with balance totaling less than $500.00 and 98% of revolving credit available. Client elects to downgrade and waive. Reviewer Comment (2023-11-10): Would you like us to downgrade and waive with the compensating factor on the lender exception form?			11/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	798664	xxxxxx	29462131	xxxxxx	11/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-11-29): 1008 provided	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798664	xxxxxx	29462175	xxxxxx	11/24/2023	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Only the Insurance Binder was provided need the Policy.		Reviewer Comment (2023-11-29): Updated HOI provided	11/29/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800492	xxxxxx	29474408	xxxxxx	11/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: 1003 Final not provided		The final loan application reflects the Borrower has not had ownership in a property in the last 3 years (1st time homebuyer ineligible per guidelines) however, documentation in file reflects otherwise. Provide updated 1003 with corrected information.		Reviewer Comment (2023-11-30): Received corrected 1003. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	800263	xxxxxx	29474527	xxxxxx	11/24/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	The hazard insurance policy shows the policy only effective for one day: xxxxxx to xxxxxx .		Reviewer Comment (2023-11-28): An updated HOI policy was provided.	11/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	798159	xxxxxx	29475786	xxxxxx	11/27/2023	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-11-28): Final HUD provided	11/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798159	xxxxxx	29475948	xxxxxx	11/27/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance policy reflects the coverage of xxxxxx . The loan amount is xxxxxx and the appraisal report reflects an estimated cost new of xxxxxx . The coverage amount is not sufficient.		Reviewer Comment (2023-11-29): RCE provided	11/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	798159	xxxxxx	29476041	xxxxxx	11/27/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 69.99983% exceeds Guideline loan to value percentage of 65.00000%.	The guidelines allow for a maximum LTV of 65% for a foreign national with DSCR ratio under 1%. The loan closed with an LTV of 70%. The file contains an investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-24): The client elects to waive.			11/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	801700	xxxxxx	29537670	xxxxxx	11/28/2023	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note signature does not reflect the Entity by Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-11-27): Client elects to waive			11/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29490065	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-11-30): Received Articles of Organization. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29490066	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-11-30): Received Certificate of Good Standing. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29490067	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2023-11-30): Received EIN for the business. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29490069	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2023-11-30): Received operating agreement reflecting both guarantors are 100% owner of the business. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29490922	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The loan file is missing an executed contract addendum reflecting the current purchase price of xxxxxx .		Reviewer Comment (2023-11-30): Received Purchase agreement reflecting purchase price of xxxxxx . Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29538181	xxxxxx	11/28/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2023-11-30): Received operating agreement reflecting both guarantors are 100% owner of the business. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29538207	xxxxxx	11/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The operating income statement for the appraisal reflects market rents of $3600 and $3800 for the subject units however, the appraisal on page 4 reflects $1,800 for unit xxxxxx and $1900 for unit xxxxxx but then reflets total rents of $3,600 and $3,800 totaling $7,400 . Please provide the corrected reports.		Reviewer Comment (2023-11-30): An updated appraisal was provided.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	800332	xxxxxx	29538230	xxxxxx	11/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The 1003 for xxxxxx reflects borrower is a Perm Resident, however the Perm Resident Card is not in file. There is a xxxxxx Passport Card in file only.		Reviewer Comment (2023-11-30): Received updated 1003 reflecting xxxxxx. Exception cleared.	11/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused